AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 24, 1997

                                              SECURITIES ACT FILE NO. 333-37349
                                       INVESTMENT COMPANY ACT FILE NO. 811-2688

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                               ----------------


[X] PRE-EFFECTIVE AMENDMENT NO. 1              [_] POST-EFFECTIVE AMENDMENT NO.

                       (CHECK APPROPRIATE BOX OR BOXES)

                               ----------------

                    MERRILL LYNCH MUNICIPAL BOND FUND, INC.
            (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                               ----------------

                                (609) 282-2800
                       (AREA CODE AND TELEPHONE NUMBER)

                               ----------------

                            800 SCUDDERS MILL ROAD
                         PLAINSBORO, NEW JERSEY 08536
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:
                    NUMBER, STREET, CITY, STATE, ZIP CODE)

                               ----------------

                                 ARTHUR ZEIKEL
                    MERRILL LYNCH MUNICIPAL BOND FUND, INC.
             800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
       MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ----------------

                                  COPIES TO:

LEONARD B. MACKEY, JR., ESQ.  JOHN A. MACKINNON, ESQ.   PHILIP L. KIRSTEIN, ESQ.
      ROGERS & WELLS              BROWN & WOOD LLP         MERRILL LYNCH ASSET
     200 PARK AVENUE           ONE WORLD TRADE CENTER          MANAGEMENT
    NEW YORK, NY 10166        NEW YORK, NY 10048-0557    800 SCUDDERS MILL ROAD
                                                          PLAINSBORO, NJ 08536

                               ----------------

  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

                               ----------------

  Title of Securities to Be Registered: Common Stock, par value $.10 per share

  No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940. The notice required for such Rule for the Registrant's most recent fiscal year end was filed on August 25, 1997. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 2-57354).

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                  MERRILL LYNCH MUNICIPAL BOND FUND, INC.

                             CROSS REFERENCE SHEET
            PURSUANT TO RULE 481(A) UNDER THE SECURITIES ACT OF 1933

 FORM N-14 ITEM NO.                  PROXY STATEMENT AND PROSPECTUS CAPTION
 ------------------                  --------------------------------------
 PART A
 Item  1. Beginning of
           Registration Statement
           and Outside Front Cover   Registration Statement Cover Page; Proxy
           Page of Prospectus.....   Statement and Prospectus Cover Page
 Item  2. Beginning and Outside
           Back Cover Page of
           Prospectus.............   Table of Contents
 Item  3. Fee Table, Synopsis
           Information and Risk      Summary; Risk Factors and Special
           Factors................    Considerations
 Item  4. Information about the      Summary; The Reorganization--Agreement and
           Transaction............    Plan of Reorganization
 Item  5. Information about the      Proxy Statement and Prospectus Cover Page;
           Registrant.............    Summary; Comparison of the State Funds
                                      and Limited Maturity Portfolio;
                                      Additional Information
 Item  6. Information about the
           Company Being             Proxy Statement and Prospectus Cover Page;
           Acquired...............    Summary; Comparison of the State Funds
                                      and Limited Maturity Portfolio;
                                      Additional Information
 Item  7. Voting Information......   Notice of Special Meeting of Stockholders;
                                      Introduction; Summary; Comparison of the
                                      State Funds and Limited Maturity
                                      Portfolio; Information Concerning the
                                      Special Meeting; Additional Information
 Item  8. Interest of Certain
           Persons and Experts....   Not Applicable
 Item  9. Additional Information
           Required for Reoffering
           by Persons Deemed to be
           Underwriters...........   Not Applicable
 PART B
 Item 10. Cover Page..............   Cover Page
 Item 11. Table of Contents.......   Table of Contents
 Item 12. Additional Information
           about the Registrant...   General Information
 Item 13. Additional Information
           about the Company Being
           Acquired...............   General Information
 Item 14. Financial Statements....   Financial Statements

PART C
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

[Proxy Card Front]

          MERRILL LYNCH ARIZONA LIMITED MATURITY MUNICIPAL BOND FUND
     OF MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011

                                   P R O X Y
          This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Arthur Zeikel, Terry K. Glenn and Lawrence
A. Rogers as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the shares of beneficial interest of Merrill Lynch Arizona Limited Maturity Municipal Bond Fund of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Fund") held of record by the undersigned on October 10, 1997 at a Special Meeting of Stockholders of the Fund to be held on December 9, 1997, or any adjournment thereof.

     THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER HEREIN DIRECTED BY THE UNDERSIGNED STOCKHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization between the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust and Merrill Lynch Municipal Bond Fund, Inc.

     FOR [_]    AGAINST [_]     ABSTAIN [_]

2. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

                        Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                                                  Dated: _________________, 1997

                                                  X
                                                    ----------------------------
                                                             Signature

                                                  X
                                                    ----------------------------
                                                     Signature, if held jointly

PLEASE MARK BOXES /X/ OR [X] IN BLUE OR BLACK INK. SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

[Proxy Card Front]

       MERRILL LYNCH MASSACHUSETTS LIMITED MATURITY MUNICIPAL BOND FUND OF MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011

                                   P R O X Y
          This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Arthur Zeikel, Terry K. Glenn and Lawrence
A. Rogers as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the shares of beneficial interest of Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Fund") held of record by the undersigned on October 10, 1997 at a Special Meeting of Stockholders of the Fund to be held on December 9, 1997, or any adjournment thereof.

     THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER HEREIN DIRECTED BY THE UNDERSIGNED STOCKHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization between the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust and Merrill Lynch Municipal Bond Fund, Inc.

     FOR [_]    AGAINST [_]     ABSTAIN [_]

2. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

                        Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                                                  Dated: _________________, 1997

                                                  X
                                                    ----------------------------
                                                             Signature

                                                  X
                                                    ----------------------------
                                                     Signature, if held jointly

PLEASE MARK BOXES /X/ OR [X] IN BLUE OR BLACK INK. SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

[Proxy Card Front]

          MERRILL LYNCH MICHIGAN LIMITED MATURITY MUNICIPAL BOND FUND
     OF MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011

                                   P R O X Y
          This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Arthur Zeikel, Terry K. Glenn and Lawrence
A. Rogers as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the shares of beneficial interest of Merrill Lynch Michigan Limited Maturity Municipal Bond Fund of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Fund") held of record by the undersigned on October 10, 1997 at a Special Meeting of Stockholders of the Fund to be held on December 9, 1997, or any adjournment thereof.

     THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER HEREIN DIRECTED BY THE UNDERSIGNED STOCKHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization between the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust and Merrill Lynch Municipal Bond Fund, Inc.

     FOR [_]    AGAINST [_]     ABSTAIN [_]

2. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

                        Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                                                  Dated: _________________, 1997

                                                  X
                                                    ----------------------------
                                                             Signature

                                                  X
                                                    ----------------------------
                                                     Signature, if held jointly

PLEASE MARK BOXES /X/ OR [X] IN BLUE OR BLACK INK. SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

[Proxy Card Front]

         MERRILL LYNCH NEW JERSEY LIMITED MATURITY MUNICIPAL BOND FUND
     OF MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011

                                   P R O X Y
          This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Arthur Zeikel, Terry K. Glenn and Lawrence
A. Rogers as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the shares of beneficial interest of Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Fund") held of record by the undersigned on October 10, 1997 at a Special Meeting of Stockholders of the Fund to be held on December 9, 1997, or any adjournment thereof.

     THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER HEREIN DIRECTED BY THE UNDERSIGNED STOCKHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization between the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust and Merrill Lynch Municipal Bond Fund, Inc.

     FOR [_]    AGAINST [_]     ABSTAIN [_]

2. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

                        Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                                                  Dated: _________________, 1997

                                                  X
                                                    ----------------------------
                                                             Signature

                                                  X
                                                    ----------------------------
                                                     Signature, if held jointly

PLEASE MARK BOXES /X/ OR [X] IN BLUE OR BLACK INK. SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

[Proxy Card Front]

          MERRILL LYNCH NEW YORK LIMITED MATURITY MUNICIPAL BOND FUND
     OF MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011

                                   P R O X Y
          This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Arthur Zeikel, Terry K. Glenn and Lawrence
A. Rogers as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the shares of beneficial interest of Merrill Lynch New York Limited Maturity Municipal Bond Fund of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Fund") held of record by the undersigned on October 10, 1997 at a Special Meeting of Stockholders of the Fund to be held on December 9, 1997, or any adjournment thereof.

     THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER HEREIN DIRECTED BY THE UNDERSIGNED STOCKHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization between the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust and Merrill Lynch Municipal Bond Fund, Inc.

     FOR [_]    AGAINST [_]     ABSTAIN [_]

2. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

                        Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                                                  Dated: _________________, 1997

                                                  X
                                                    ----------------------------
                                                             Signature

                                                  X
                                                    ----------------------------
                                                     Signature, if held jointly

PLEASE MARK BOXES /X/ OR [X] IN BLUE OR BLACK INK. SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

[Proxy Card Front]

        MERRILL LYNCH PENNSYLVANIA LIMITED MATURITY MUNICIPAL BOND FUND OF MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011

                                   P R O X Y
          This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Arthur Zeikel, Terry K. Glenn and Lawrence
A. Rogers as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the shares of beneficial interest of Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Fund") held of record by the undersigned on October 10, 1997 at a Special Meeting of Stockholders of the Fund to be held on December 9, 1997, or any adjournment thereof.

     THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER HEREIN DIRECTED BY THE UNDERSIGNED STOCKHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization between the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust and Merrill Lynch Municipal Bond Fund, Inc.

     FOR [_]    AGAINST [_]     ABSTAIN [_]

2. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

                        Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                                                  Dated: _________________, 1997

                                                  X
                                                    ----------------------------
                                                             Signature

                                                  X
                                                    ----------------------------
                                                     Signature, if held jointly

PLEASE MARK BOXES /X/ OR [X] IN BLUE OR BLACK INK. SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011

                   NOTICE OF SPECIAL MEETING OF STOCKHOLDERS

                      TO BE HELD ON JANUARY 5, 1998

TO THE STOCKHOLDERS OF MERRILL LYNCH MULTI-STATELIMITED MATURITY MUNICIPAL
 SERIES TRUST holding shares of
   Merrill Lynch Arizona Limited Maturity Municipal Bond Fund
   Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund Merrill Lynch Michigan Limited Maturity Municipal Bond Fund
   Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund
   Merrill Lynch New York Limited Maturity Municipal Bond Fund
   Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund

  NOTICE IS HEREBY GIVEN that a special meeting of stockholders (the "Meeting") of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust") will be held at the offices of Merrill Lynch Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey, on Monday, January 5, 1998 at 9:00 a.m., New York time, for the following purposes:

    (1) To approve or disapprove an Agreement and Plan of Reorganization (the "Agreement and Plan of Reorganization") contemplating the acquisition of substantially all of the assets of, and the assumption of substantially all of the liabilities of, Merrill Lynch Arizona Limited Maturity Municipal Bond Fund, Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund, Merrill Lynch Michigan Limited Maturity Municipal Bond Fund, Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund, Merrill Lynch New York Limited Maturity Municipal Bond Fund and Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund, each a series of the Trust (collectively, the "State Funds") by Limited Maturity Portfolio (the "Limited Maturity Portfolio"), a series of Merrill Lynch Municipal Bond Fund, Inc. (the "Municipal Bond Fund"), in exchange solely for an equal aggregate value of newly-issued shares of Common Stock of Limited Maturity Portfolio (the "Limited Maturity Portfolio Common Stock"), the distribution of such Limited Maturity Portfolio Common Stock to the holders of shares of beneficial interest of the State Funds and the termination of the State Funds as series of the Trust (collectively, the "Reorganization"); and

    (2) To transact such other business as properly may come before the Meeting or any adjournment thereof.

  If the proposed Reorganization is approved by the stockholders at the Meeting and effected by the State Funds, any stockholder (1) who files with the applicable State Fund before the taking of the vote on the approval of such Agreement and Plan of Reorganization, written objection to the proposed Reorganization stating that he or she intends to demand payment for his or her shares if the Reorganization takes place and (2) whose shares are not voted in favor of such Agreement and Plan of Reorganization has or may have the right to demand in writing from Limited Maturity Portfolio, within twenty days after the date of mailing to him or her of notice in writing that the Reorganization has become effective, payment for his or her shares and an appraisal of the value thereof. Limited Maturity Portfolio and any such stockholders shall in such cases have the rights and duties and shall follow the procedure set forth in sections 88 to 98, inclusive, of chapter 156B of the General Laws of Massachusetts. See "The Reorganization--Agreement and Plan of Reorganization-- Appraisal Rights" in the Proxy Statement, particularly with respect to the intention of Limited Maturity Portfolio to petition a court to determine whether this right of appraisal has been superseded by a rule of the Securities and Exchange Commission, in the event that any stockholder elects to exercise such right.

  The Board of Trustees of the Trust has fixed the close of business on November 10, 1997 as the record date for the determination of stockholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

  A complete list of the stockholders of each State Fund entitled to vote at the Meeting will be available and open to the examination of any stockholder of such State Fund for any purpose germane to the Meeting during ordinary business hours from and after December 22, 1997, at the offices of the Trust, 800 Scudders Mill Road, Plainsboro, New Jersey.

  You are cordially invited to attend the Meeting. Stockholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed form of proxy applicable to their State Fund and return it promptly in the envelope provided for that purpose. The enclosed proxy is being solicited on behalf of the Board of Trustees of the Trust.

                                          By Order of the Board of Trustees,

                                          LAWRENCE A. ROGERS
                                          Secretary

Plainsboro, New Jersey

Dated: November 24, 1997

       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST
                    MERRILL LYNCH MUNICIPAL BOND FUND, INC.
                P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                                (609) 282-2800

                        SPECIAL MEETING OF STOCKHOLDERS

   OF MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST

                             JANUARY 5, 1998

  This Joint Proxy Statement and Prospectus (this "Proxy Statement and Prospectus") is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, a Massachusetts business trust (the "Trust"), for use at the Special Meeting of Stockholders (the "Meeting") called to approve or disapprove the proposed reorganization whereby Limited Maturity Portfolio (the "Limited Maturity Portfolio"), a series of Merrill Lynch Municipal Bond Fund, Inc., a Maryland corporation (the "Municipal Bond Fund"), will acquire substantially all of the assets, and will assume substantially all of the liabilities, of Merrill Lynch Arizona Limited Maturity Municipal Bond Fund (the "Arizona Fund"), Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund (the "Massachusetts Fund"), Merrill Lynch Michigan Limited Maturity Municipal Bond Fund (the "Michigan Fund"), Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund (the "New Jersey Fund"), Merrill Lynch New York Limited Maturity Municipal Bond Fund (the "New York Fund") and Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund (the "Pennsylvania Fund"), each a series of the Trust (collectively, the "State Funds"), in exchange solely for an equal aggregate value of newly-issued shares of Common Stock of Limited Maturity Portfolio (the "Limited Maturity Portfolio Common Stock"), with a par value of $.10 per share, the subsequent distribution of Limited Maturity Portfolio Common Stock to the stockholders of the State Funds in exchange for their shares of beneficial interest of the State Funds, each with a par value of $.10 per share, and the termination of the State Funds as series of the Trust (collectively, the "Reorganization").

  This Proxy Statement and Prospectus serves as a prospectus of the Municipal Bond Fund under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of Limited Maturity Portfolio Common Stock in the Reorganization.

  Holders of Class A shares of each of the State Funds will be entitled to receive Class A shares of Limited Maturity Portfolio Common Stock. Holders of Class B, Class C and Class D shares of each of the State Funds will be entitled to receive Class D shares of Limited Maturity Portfolio Common Stock. The aggregate net asset value of Limited Maturity Portfolio Common Stock to be received by each stockholder of each of the State Funds will equal the aggregate net asset value of the State Fund shares owned by such stockholder as set forth in the Agreement and Plan of Reorganization.

  Both the Trust and the Municipal Bond Fund are open-end management investment companies with similar, though not identical, investment objectives. Specifically, each State Fund seeks to provide stockholders with as high a level of income exempt from Federal income taxes and personal income taxes imposed by the designated state (and, in certain instances, state intangible personal property taxes, corporate income or local personal income taxes and local personal property taxes) as is consistent with prudent investment management. Limited Maturity Portfolio seeks to provide stockholders with as high a level of income exempt from Federal income taxes as is consistent with prudent investment management. Each State Fund seeks to achieve its objective by investing primarily in a portfolio of intermediate-term investment grade obligations of the designated state or its political subdivisions, agencies or instrumentalities, or certain other jurisdictions, that pay interest exempt, in the opinion of bond counsel to the issuer, from Federal income taxes and personal income taxes of the designated state and, where applicable, state intangible personal property taxes, local personal property taxes and local personal income taxes in the designated state. Limited Maturity Portfolio seeks to achieve its objective by investing primarily in a portfolio of short-term investment grade obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income taxes. There can be no assurance that, after the Reorganization, Limited Maturity Portfolio will achieve its investment objective.

  The current prospectus relating to Municipal Bond Fund, dated October 7, 1997 (the "Municipal Bond Fund Prospectus") accompanies this Proxy Statement and Prospectus and is incorporated herein by reference. The Annual Report to Stockholders of the Municipal Bond Fund for the fiscal year ended June 30, 1997 also accompanies this Proxy Statement and Prospectus. A statement of additional information relating to Municipal Bond Fund, dated October 7, 1997 (the "Municipal Bond Fund Statement"), a prospectus relating to the Trust, dated November 27, 1996 (the "Limited Maturity Trust Prospectus") and a statement of additional information relating to the Trust, dated November 27, 1996 (the "Limited Maturity Trust Statement"), have been filed with the Securities and Exchange Commission (the "Commission"). Such documents may be obtained, without charge, by writing either Municipal Bond Fund or the Trust at the address above, or by calling 1-800-456-4587, ext. 123.
                                --------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE  SECURITIES
      AND EXCHANGE COMMISSION,  NOR HAS  THE COMMISSION  PASSED UPON  THE
         ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND  PROSPECTUS.
            ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL
               OFFENSE.

                                --------------

  This Proxy Statement and Prospectus sets forth concisely the information about the Municipal Bond Fund that stockholders of the State Funds should know before considering the Reorganization and should be retained for future reference. The Trust has authorized the solicitation of proxies in connection with the Reorganization solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

  A statement of additional information relating to the Reorganization (the "Statement of Additional Information"), including pro forma combined financial statements of the Trust and Municipal Bond Fund, is on file with the Commission. It is available from Municipal Bond Fund, without charge, upon oral request by calling the telephone number set forth above or upon written request by writing Municipal Bond Fund at its principal executive offices. The Statement of Additional Information, dated November 24, 1997, is incorporated by reference into this Proxy Statement and Prospectus. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, the Limited Maturity Trust Prospectus, the Limited Maturity Trust Statement, the Municipal Bond Fund Prospectus, the Municipal Bond Fund Statement, other material incorporated by reference and other information regarding the Municipal Bond Fund and the Trust.

  The address of the principal executive offices of both the Trust and Municipal Bond Fund is 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and the telephone number is (609) 282-2800.

                                --------------

  THE DATE OF THIS PROXY STATEMENT AND PROSPECTUS IS NOVEMBER 24, 1997.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                          -----
INTRODUCTION.............................................................     3
THE REORGANIZATION.......................................................     3
SUMMARY..................................................................     3
RISK FACTORS AND SPECIAL CONSIDERATIONS..................................    16
  Portfolio Management...................................................    16
  Maturity...............................................................    16
COMPARISON OF THE STATE FUNDS AND LIMITED MATURITY PORTFOLIO.............    17
  Financial Highlights...................................................    17
  Investment Objective and Policies......................................    25
  Description of Municipal Bonds.........................................    28
  Other Investment Policies..............................................    28
  Information Regarding Options and Futures Transactions.................    29
  Investment Restrictions................................................    31
  Portfolio Composition..................................................    32
  Portfolio Transactions.................................................    34
  Portfolio Turnover.....................................................    34
  Additional Information.................................................    35
  Management.............................................................    36
  Purchase of Shares.....................................................    37
  Redemption of Shares...................................................    37
  Voting Rights..........................................................    37
  Stockholder Inquiries..................................................    38
  Dividends and Distributions............................................    38
  Taxation of Limited Maturity Portfolio, State Funds and Their
   Stockholders..........................................................    38
  State of Organization..................................................    40
AGREEMENT AND PLAN OF REORGANIZATION.....................................    41
  General................................................................    41
  Procedure..............................................................    42
  Terms of the Agreement and Plan of Reorganization......................    42
  Potential Benefits to Stockholders of the State Funds as a Result of
   the Reorganization....................................................    43
  Tax Consequences of the Reorganization.................................    45
  Appraisal Rights.......................................................    46
  Capitalization.........................................................    47
INFORMATION CONCERNING THE SPECIAL MEETING...............................    48
  Date, Time and Place of Meeting........................................    48
  Solicitation, Revocation and Use of Proxies............................    48
  Record Date and Outstanding Shares.....................................    48
  Security Ownership of Certain Beneficial Owners and Management of the
   State Funds and Limited Maturity Portfolio............................    49
  Voting Rights and Required Vote........................................    49
ADDITIONAL INFORMATION...................................................    50
LEGAL PROCEEDINGS........................................................    51
LEGAL OPINIONS...........................................................    51
EXPERTS..................................................................    51
STOCKHOLDER PROPOSALS....................................................    51
EXHIBIT I AGREEMENT AND PLAN OF REORGANIZATION...........................   I-1
EXHIBIT II RATINGS OF MUNICIPAL BONDS....................................  II-1
EXHIBIT III SECTIONS 86 THROUGH 98 OF CHAPTER 156B OF THE MASSACHUSETTS
 GENERAL LAWS (THE MASSACHUSETTS BUSINESS CORPORATION LAW)............... III-1

                                 INTRODUCTION

  This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of the Trust with respect to the State Funds for use at the Meeting to be held at the offices of Merrill Lynch Asset Management, L.P. ("MLAM"), 800 Scudders Mill Road, Plainsboro, New Jersey, on January 5, 1998, at 9:00 a.m., New York time. The mailing address for the Trust is P.O. Box 9011, Princeton, New Jersey 08543-9011. The approximate mailing date of this Proxy Statement and Prospectus is November 28, 1997.

  Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of the Trust at the address indicated above or by voting in person at the Meeting. All properly executed proxies received prior to the Meeting will be voted at the Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, proxies will be voted "FOR" the proposal to approve the Agreement and Plan of Reorganization between the Trust on behalf of each of the State Funds and Municipal Bond Fund on behalf of Limited Maturity Portfolio. Approval of the Agreement and Plan of Reorganization will require the affirmative vote of stockholders representing more than 50% of the outstanding shares of beneficial interest of each of the State Funds voting separately as a class. See "Information Concerning the Special Meeting."

  The Board of Trustees of the Trust knows of no business other than that discussed in the proposal above that will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

  The class of stockholders solicited and entitled to vote on each proposal is outlined in the chart below:


                                  PROPOSAL TO APPROVE THE
                                    AGREEMENT AND PLAN
                   FUND              OF REORGANIZATION
              -------------------------------------------
           Arizona Fund*                    Yes
           Massachusetts Fund*              Yes
           Michigan Fund*                   Yes
           New Jersey Fund*                 Yes
           New York Fund*                   Yes
           Pennsylvania Fund*               Yes

--------
* All classes of the Fund's shares of beneficial interest may vote on the proposal together as a single class.

                              THE REORGANIZATION

SUMMARY

  The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus and is qualified in its entirety by reference to the more complete information contained herein and in the Agreement and Plan of Reorganization, attached hereto as Exhibit I.

  In this Proxy Statement and Prospectus, the term "Reorganization" refers collectively to (i) the acquisition of substantially all of the assets, and the assumption of substantially all of the liabilities, of each of the State Funds by Limited Maturity Portfolio of the Municipal Bond Fund and the subsequent distribution of Limited Maturity Portfolio Common Stock to the holders of shares of beneficial interest of each of the State Funds and (ii) the subsequent termination of each of the State Funds as series of the Trust.

  At a meeting of the Board of Trustees of the Trust held on September 26, 1997, the Board of Trustees of the Trust approved a proposal that Limited Maturity Portfolio of the Municipal Bond Fund acquire substantially all of the assets, and assume substantially all of the liabilities, of each of the State Funds in exchange solely for Limited Maturity Portfolio Common Stock to be distributed to the stockholders of each of the State Funds.

  Based upon their evaluation of all relevant information, the Trustees of the Trust determined that the Reorganization will potentially benefit the holders of shares of beneficial interest of the State Funds. Specifically, after the Reorganization, stockholders of each of the State Funds will remain invested in an open-end fund that has an investment objective and policies similar, but not identical, to those of the State Funds. In addition, it is anticipated that stockholders of the State Funds will be subject to a reduced overall operating expense ratio based on the combined assets of the surviving entity after the Reorganization. See "The Reorganization--Agreement and Plan of Reorganization--Potential Benefits to State Fund Stockholders as a Result of the Reorganization."

  In deciding to recommend the Reorganization, the Board of Trustees of the Trust took into account the investment objective and policies of the State Funds and of Limited Maturity Portfolio, the expenses incurred both due to the Reorganization and on an ongoing basis by the new and existing stockholders of Limited Maturity Portfolio and the potential benefits, including economies of scale, to the holders of shares of beneficial interest of the State Funds as a result of the Reorganization. The Trustees also considered the effect of the Reorganization on the holders of the shares of beneficial interest of Merrill Lynch California Limited Maturity Municipal Bond Fund and Merrill Lynch Florida Limited Maturity Municipal Bond Fund, the two series of the Trust that are not participating in the Reorganization. The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons," as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"), of the Trust have determined that the Reorganization is in the best interests of each of the State Funds and of the holders of shares of beneficial interest of the State Funds and that the interests of such stockholders will not be diluted as a result of effecting the Reorganization.

  If all of the requisite approvals are obtained, it is anticipated that the Reorganization will occur as soon as practicable after such approval, provided that the State Funds and Limited Maturity Portfolio have obtained prior to that time a favorable private letter ruling from the Internal Revenue Service (the "IRS") concerning the tax consequences of the Reorganization as set forth in the Agreement and Plan of Reorganization. Under the Agreement and Plan of Reorganization, however, the Board of Trustees of the Trust or the Board of Directors of Municipal Bond Fund may cause the Reorganization to be postponed or abandoned should either Board determine that it is in the best interests of the stockholders of either the Trust or Municipal Bond Fund, respectively, to do so. The Agreement and Plan of Reorganization may be terminated, and the Reorganization abandoned, whether before or after approval by the stockholders of the State Funds, at any time prior to the Exchange Date (as defined below),
(i) by mutual consent of the Board of Trustees of the Trust and the Board of Directors of Municipal Bond Fund; (ii) by the Board of Trustees of the Trust if any condition to the Trust's obligations has not been fulfilled or waived by such Board; or (iii) by the Board of Directors of Municipal Bond Fund if any condition to Municipal Bond Fund's obligations has not been fulfilled or waived by such Board.

 PRO FORMA FEE TABLE FOR CLASS A AND CLASS B STOCKHOLDERS OF THE STATE FUNDS,
                          LIMITED MATURITY PORTFOLIO

   AND THE COMBINED ENTITY FOR THE YEAR ENDED JULY 31, 1997 (UNAUDITED)

                            CLASS A SHARES (a)                       CLASS B SHARES (b)
                         -------------------------------   ----------------------------------------
                             ACTUAL                                 ACTUAL
                         -------------------               --------------------------
                          ALL       LIMITED                    ALL         LIMITED
                         STATE     MATURITY    PRO FORMA      STATE        MATURITY     PRO FORMA
                         FUNDS     PORTFOLIO   COMBINED       FUNDS       PORTFOLIO      COMBINED
                         -----     ---------   ---------   ------------  ------------  ------------
STOCKHOLDER TRANSACTION
EXPENSES:
 Maximum Sales Charge
 Imposed on Purchases
 (as a percentage of of-
 fering price).......... 1.00%(c)    1.00%(c)    1.00%(c)      None          None          None
 Sales Charge Imposed on
 Dividend Reinvestment.. None        None        None          None          None          None
 Deferred Sales Charge
 (as a percentage of
 original purchase price
 or redemption proceeds,
 whichever is lower).... None(d)     None(d)     None(d)   1.0% during   1.0% during   1.0% during
                                                            the first     the first     the first
                                                               year         year,         year,
                                                            decreasing    decreasing    decreasing
                                                             to 0.0%       to 0.0%       to 0.0%
                                                            after the     after the     after the
                                                           first year(e) first year(e)    first
                                                                                         year(e)
 Exchange Fee........... None        None        None          None          None          None

----
(a) Class A shares are sold to a limited group of investors including existing Class A stockholders and certain participants in fee-based programs. See "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Purchase of Shares."

(b) Class B shares convert to Class D shares automatically approximately ten years after initial purchase and cease being subject to distribution fees and are subject to lower account maintenance fees. See "The
    Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Purchase of Shares."

(c) Reduced for purchases of $100,000 and over and waived for purchases of Class A shares by certain fee-based programs. Class A purchases of $1,000,000 or more may not be subject to an initial sales charge. See "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Purchase of Shares."

(d) Class A shares are not subject to a contingent deferred sales charge ("CDSC"), except that certain purchases of $1,000,000 or more which are not subject to an initial sales charge may instead be subject to a CDSC of 0.20% of amounts redeemed within the first year after purchase. Such CDSC may be waived in connection with certain fee-based programs.

(e) The CDSC may be modified in connection with certain fee-based programs.

 PRO FORMA FEE TABLE FOR CLASS A AND CLASS B STOCKHOLDERS OF THE STATE FUNDS,
                                    LIMITED

  MATURITY PORTFOLIO AND THE COMBINED ENTITY FOR THE YEAR ENDED JULY 31, 1997
                         (UNAUDITED)--(CONTINUED)

                                                          CLASS A SHARES (a)
                          -----------------------------------------------------------------------------------
                                                           ACTUAL
                          -------------------------------------------------------------------------
                                                                                           LIMITED
                          ARIZONA MASSACHUSETTS MICHIGAN NEW JERSEY NEW YORK PENNSYLVANIA MATURITY  PRO FORMA
                           FUND       FUND        FUND      FUND      FUND       FUND     PORTFOLIO COMBINED
                          ------- ------------- -------- ---------- -------- ------------ --------- ---------
ANNUAL FUND OPERATING
EXPENSES (AS A PERCENT-
AGE OF AVERAGE NET AS-
SETS):
 Investment Advisory
 Fees(c)................   0.35%      0.35%       0.35%     0.35%     0.35%      0.35%      0.33%     0.33%
 12b-1 fees(d):
 Account Maintenance
 Fees...................   None       None        None      None      None       None       None      None
 Distribution Fees......   None       None        None      None      None       None       None      None
Other Expenses..........   2.86%      2.17%       3.15%     1.30%     0.81%      1.40%      0.08%     0.08%
                           ----       ----        ----      ----      ----       ----       ----      ----
Total Fund Operating
Expenses(e).............   3.21%      2.52%       3.50%     1.65%     1.16%      1.75%      0.41%     0.41%
                           ====       ====        ====      ====      ====       ====       ====      ====

                                                          CLASS B SHARES (b)
                          -----------------------------------------------------------------------------------
                                                           ACTUAL
                          -------------------------------------------------------------------------
                                                                                           LIMITED  PRO FORMA
                          ARIZONA MASSACHUSETTS MICHIGAN NEW JERSEY NEW YORK PENNSYLVANIA MATURITY  COMBINED
                           FUND       FUND        FUND      FUND      FUND       FUND     PORTFOLIO    (f)
                          ------- ------------- -------- ---------- -------- ------------ --------- ---------
Investment Advisory
Fees(c).................   0.35%      0.35%       0.35%     0.35%     0.35%      0.35%      0.33%     0.33%
 12b-1 fees(d):
 Account Maintenance
 Fees...................   0.15%      0.15%       0.15%     0.15%     0.15%      0.15%      0.15%     0.15%
 Distribution Fees......   0.20%      0.20%       0.20%     0.20%     0.20%      0.20%      0.20%     0.20%
Other Expenses..........   2.86%      2.14%       3.16%     1.30%     0.82%      1.41%      0.08%     0.08%
                           ----       ----        ----      ----      ----       ----       ----      ----
Total Fund Operating
Expenses(e).............   3.56%      2.84%       3.86%     2.00%     1.52%      2.11%      0.76%     0.76%
                           ====       ====        ====      ====      ====       ====       ====      ====

(a) Class A shares are sold to a limited group of investors including existing Class A stockholders and certain participants in fee-based programs.

(b) Class B shares convert to Class D shares automatically approximately ten years after initial purchase and cease being subject to distribution fees and are subject to lower account maintenance fees.

(c) See "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Management."

(d) See "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Purchase of Shares."

(e) Currently, Fund Asset Management, L.P. ("FAM") has voluntarily waived all of the advisory fees due from each of the State Funds and has voluntarily reimbursed each of the State Funds for a portion of other expenses (excluding Rule 12b-1 fees). The Total Fund Operating Expenses in the fee table above have been restated to assume the absence of any such waiver or reimbursement because FAM may discontinue or reduce such waiver of fees and/or assumption of expenses at any time without notice. The actual Total Fund Operating Expenses, net of the waiver, is provided below for the year ended July 31, 1997:

                                ADVISORY FEES
                                 WAIVED AND
                                  EXPENSES     TOTAL OPERATING EXPENSES AFTER
                                 REIMBURSED       WAIVER AND REIMBURSEMENT
                               --------------- --------------------------------
                               CLASS A CLASS B     CLASS A          CLASS B
                               ------- ------- ---------------  ---------------
   Arizona Fund...............  2.27%   2.26%             0.94%            1.30%
   Massachusetts Fund.........  1.53%   1.49%             0.99%            1.35%
   Michigan Fund..............  2.56%   2.55%             0.94%            1.31%
   New Jersey Fund............  0.71%   0.70%             0.94%            1.30%
   New York Fund..............  0.46%   0.47%             0.70%            1.05%
   Pennsylvania Fund..........  0.76%   0.76%             0.99%            1.35%

(f) Holders of Class B shares of the State Funds will receive Class D shares of Limited Maturity Portfolio in the Reorganization and will be subject to the expenses relating to Class D shares. See "Pro Forma Fee Table for Class C and Class D Stockholders" on page 9.

    CUMULATIVE EXPENSES PAID ON CLASS A AND CLASS B SHARES FOR THE PERIODS
                                  INDICATED:

EXAMPLE:

                                  CLASS A SHARES                  CLASS B SHARES
                          ------------------------------- -------------------------------
                          1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                          ------ ------- ------- -------- ------ ------- ------- --------
An investor would pay
the following expenses
on a $1,000 investment,
including the maximum
sales load of $10.00
(Class A shares only)
and assuming (1) the
Total Fund Operating
Expenses set forth above
for the relevant
portfolio, (2) a 5%
annual return throughout
the periods and (3)
redemption at the end of
the period (including
any applicable CDSC for
Class B shares):
 Arizona Fund...........   $42    $108    $176     $358    $46    $109    $185     $383
 Massachusetts Fund.....    35      88     143      293     39      88     150      317
 Michigan Fund..........    45     116     190      384     49     118     199      409
 New Jersey Fund........    27      62      99      204     30      63     108      233
 New York Fund..........    22      46      73      149     25      48      83      181
 Pennsylvania Fund......    28      65     104      214     31      66     113      244
 Limited Maturity
 Portfolio..............    14      23      33       61     18      24      42       94
 Combined Entity+.......    14      23      33       61     18      24      42       94
An investor would pay
the following expenses
on the same $1,000
investment assuming no
redemption at the end of
the period:
 Arizona Fund...........   $42    $108    $176     $358    $36    $109    $185     $383
 Massachusetts Fund.....    35      88     143      293     29      88     150      317
 Michigan Fund..........    45     116     190      384     39     118     199      409
 New Jersey Fund........    27      62      99      204     20      63     108      233
 New York Fund..........    22      46      73      149     15      48      83      181
 Pennsylvania Fund......    28      65     104      214     21      66     113      244
 Limited Maturity
 Portfolio..............    14      23      33       61      8      24      42       94
 Combined Entity+.......    14      23      33       61      8      24      42       94

-----
+Assuming the Reorganization had taken place on August 1, 1996 (the first day of the year ended July 31, 1997).

 PRO FORMA FEE TABLE FOR CLASS C AND CLASS D STOCKHOLDERS OF THE STATE FUNDS,
                          LIMITED MATURITY PORTFOLIO

   AND THE COMBINED ENTITY FOR THE YEAR ENDED JULY 31, 1997 (UNAUDITED)

                                 CLASS C SHARES*                   CLASS D SHARES
                         ----------------------------------  ----------------------------
                                ACTUAL                            ACTUAL
                         ----------------------              ------------------
                            ALL       LIMITED                  ALL     LIMITED
                           STATE      MATURITY   PRO FORMA    STATE   MATURITY  PRO FORMA
                           FUNDS     PORTFOLIO    COMBINED    FUNDS   PORTFOLIO COMBINED
                         ----------  ----------  ----------  -------  --------- ---------
STOCKHOLDER TRANSACTION
EXPENSES:
 Maximum Sales Charge
 Imposed on Purchases
 (as a percentage of
 offering price)........    None        None        None     1.00%(a)  1.00%(a)  1.00%(a)
 Sales Charge Imposed on
 Dividend Reinvestment..    None        None        None      None      None      None
 Deferred Sales Charge
 (as a percentage of
 original purchase price
 or redemption proceeds,  1.0% for    1.0% for    1.0% for
 whichever is lower).... one year(c) one year(c) one year(c) None(b)   None(b)   None(b)
 Exchange Fee...........    None        None        None      None      None      None

----

(a) Reduced for purchases of $100,000 and over. Like Class A purchases, certain Class D purchases of $1,000,000 or more may not be subject to an initial sales charge. See "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Purchase of Shares."

(b) Like Class A shares, Class D shares are not subject to a CDSC, except that certain purchases of $1,000,000 or more which are not subject to an initial sales charge may instead be subject to a CDSC of 0.20% of amounts redeemed within the first year after purchase.

(c) The CDSC may be waived in connection with certain fee-based programs.

 * Class C shares of the State Funds, Limited Maturity Portfolio and the Combined Fund are, or will be, available only through the exchange privilege. See "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Additional Information--Stockholder Services."

 PRO FORMA FEE TABLE FOR CLASS C AND CLASS D STOCKHOLDERS OF THE STATE FUNDS,
                                    LIMITED

  MATURITY PORTFOLIO AND THE COMBINED ENTITY FOR THE YEAR ENDED JULY 31, 1997
                         (UNAUDITED)--(CONTINUED)

                                                             CLASS C SHARES
                          -------------------------------------------------------------------------------------
                                                           ACTUAL
                          -------------------------------------------------------------------------
                                                                                           LIMITED
                          ARIZONA MASSACHUSETTS MICHIGAN NEW JERSEY NEW YORK PENNSYLVANIA MATURITY   PRO FORMA
                           FUND       FUND        FUND      FUND      FUND       FUND     PORTFOLIO COMBINED(d)
                          ------- ------------- -------- ---------- -------- ------------ --------- -----------
ANNUAL FUND OPERATING
EXPENSES (AS A PERCENT-
AGE OF AVERAGE NET AS-
SETS):
 Investment Advisory
 Fees(a)................   0.35%      0.35%      0.35%     0.35%     0.35%      0.35%       0.33%      0.33%
 12b-1 fees(b):
 Account Maintenance
 Fees...................   0.15%      0.15%      0.15%     0.15%     0.15%      0.15%       0.15%      0.15%
 Distribution Fees......   0.20%      0.20%      0.20%     0.20%     0.20%      0.20%       0.20%      0.20%
 Other Expenses.........   2.65%      1.99%      3.11%     1.10%     0.62%      1.32%       0.08%      0.08%
                           -----      -----      -----     -----     -----      -----       -----      -----
 Total Fund Operating
 Expenses(c)............   3.35%      2.69%      3.81%     1.80%     1.32%      2.02%       0.76%      0.76%
                           =====      =====      =====     =====     =====      =====       =====      =====
                                                             CLASS D SHARES
                          -------------------------------------------------------------------------------------
                                                           ACTUAL
                          -------------------------------------------------------------------------
                                                                                           LIMITED
                          ARIZONA MASSACHUSETTS MICHIGAN NEW JERSEY NEW YORK PENNSYLVANIA MATURITY   PRO FORMA
                           FUND       FUND        FUND      FUND      FUND       FUND     PORTFOLIO  COMBINED
                          ------- ------------- -------- ---------- -------- ------------ --------- -----------
ANNUAL FUND OPERATING
EXPENSES (AS A PERCENT-
AGE OF AVERAGE NET AS-
SETS):
 Investment Advisory
 Fees(a)................   0.35%      0.35%      0.35%     0.35%     0.35%      0.35%       0.33%      0.33%
 12b-1 fees(b):
 Account Maintenance
 Fees...................   0.10%      0.10%      0.10%     0.10%     0.10%      0.10%       0.10%      0.10%
 Distribution Fees......   None       None       None      None      None       None        None       None
 Other Expenses.........   2.84%      2.17%      3.03%     1.33%     0.81%      1.40%       0.08%      0.08%
                           -----      -----      -----     -----     -----      -----       -----      -----
 Total Fund Operating
 Expenses(c)............   3.29%      2.62%      3.48%     1.78%     1.26%      1.85%       0.51%      0.51%
                           =====      =====      =====     =====     =====      =====       =====      =====

----

(a) See "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Management."

(b) See "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Purchase of Shares."

(c) Currently, FAM has voluntarily waived all of the advisory fees due from each of the State Funds and has voluntarily reimbursed each of the State Funds for a portion of other expenses (excluding Rule 12b-1 fees). The Total Fund Operating Expenses in the fee table above have been restated to assume the absence of any such waiver or reimbursement because FAM may discontinue or reduce such waiver of fees and/or assumption of expenses at any time without notice. The actual Total Fund Operating Expenses, net of the waiver, is provided below for the year ended July 31, 1997:

                            ADVISORY FEES WAIVED
                                AND EXPENSES           TOTAL OPERATING EXPENSES
                                 REIMBURSED         AFTER WAIVER AND REIMBURSEMENT
                            ----------------------  --------------------------------
                             CLASS C     CLASS D        CLASS C          CLASS D
                            ----------  ----------  ---------------  ---------------
   Arizona Fund............       2.24%       2.25%            1.11%            1.04%
   Massachusetts Fund......       1.54%       1.53%            1.15%            1.09%
   Michigan Fund...........       2.49%       2.44%            1.32%            1.04%
   New Jersey Fund.........       0.70%       0.74%            1.10%            1.04%
   New York Fund...........       0.46%       0.46%            0.86%            0.80%
   Pennsylvania Fund.......       0.74%       0.76%            1.28%            1.09%

(d) Holders of Class C shares of the State Funds will receive Class D shares of Limited Maturity Portfolio in the Reorganization and will be subject to the expenses relating to Class D shares. See "Class D Shares."

    CUMULATIVE EXPENSES PAID ON CLASS C AND CLASS D SHARES FOR THE PERIODS
                                  INDICATED:

EXAMPLE:

                                   CLASS C SHARES                 CLASS D SHARES
                          ------------------------------- -------------------------------
                          1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                          ------ ------- ------- -------- ------ ------- ------- --------
An investor would pay
the following expenses
on a $1,000 investment,
including the maximum
sales load of $10.00
(Class D shares only)
and assuming (1) the
Total Fund Operating
Expenses set forth above
for the relevant
portfolio, (2) a 5%
annual return throughout
the periods and (3)
redemption at the end of
the period (including
any applicable CDSC for
Class C shares):
 Arizona Fund...........   $44    $103    $175     $364    $43    $110    $180     $365
 Massachusetts Fund.....    37      84     142      302     36      91     148      302
 Michigan Fund..........    48     116     196      404     45     116     189      382
 New Jersey Fund........    28      57      97      212     28      65     105      217
 New York Fund..........    23      42      72      159     23      50      78      161
 Pennsylvania Fund......    31      63     109      235     29      68     109      225
 Limited Maturity
 Portfolio..............    18      24      42       94     15      26      38       73
 Combined Entity+.......    18      24      42       94     15      26      38       73
An investor would pay
the following expenses
on the same $1,000
investment assuming no
redemption at the end of
the period:
 Arizona Fund...........   $34    $103    $175     $364    $43    $110    $180     $365
 Massachusetts Fund.....    27      84     142      302     36      91     148      302
 Michigan Fund..........    38     116     196      404     45     116     189      382
 New Jersey Fund........    18      57      97      212     28      65     105      217
 New York Fund..........    13      42      72      159     23      50      78      161
 Pennsylvania Fund......    21      63     109      235     29      68     109      225
 Limited Maturity
 Portfolio..............     8      24      42       94     15      26      38       73
 Combined Entity+.......     8      24      42       94     15      26      38       73

-----
+ Assuming the Reorganization had taken place on August 1, 1996 (the first day of the year ended July 31, 1997).

  The foregoing Fee Tables are intended to assist investors in understanding the costs and expenses that a stockholder of each of the State Funds and of Limited Maturity Portfolio will bear directly or indirectly without giving effect to the Reorganization as compared to the costs and expenses that would be borne by such investors taking into account the Reorganization. The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLES. See "The Reorganization--Summary," "--Agreement and Plan of Reorganization-- Potential Benefits to Stockholders of the State Funds as a Result of the Reorganization," "--Comparison of the State Funds and Limited Maturity Portfolio--Management," "--Purchase of Shares" and "--Redemption of Shares."

BUSINESS OF THE TRUST
                               The Trust was organized under the laws of the Commonwealth of Massachusetts on February 14, 1991 and commenced operations on November 26, 1993. The Trust is a non-diversified open-end management investment company. As of July 31, 1997, the State Funds had net assets as follows:

                       Arizona Fund.......  $ 3,357,395
                       Massachusetts
                        Fund..............  $ 5,135,751
                       Michigan Fund......  $ 4,251,345
                       New Jersey Fund....  $ 6,322,601
                       New York Fund......  $14,565,335
                       Pennsylvania Fund..  $ 7,738,657

BUSINESS OF MUNICIPAL BOND
 FUND Municipal Bond Fund was incorporated under the laws of the State of Maryland on September 30, 1976 and commenced operations on October 21, 1977. Limited Maturity Portfolio commenced operations on November 2, 1979. Municipal Bond Fund is a diversified, open-end management investment company.

                               As of July 31, 1997, the three portfolios of Municipal Bond Fund had aggregate net assets of $4,031,606,977; Limited Maturity Portfolio had net assets of $413,877,781.

COMPARISON OF THE STATE
 FUNDS AND LIMITED MATURITY
 PORTFOLIO

                               Investment Objectives. Each State Fund seeks to provide stockholders with as high a level of income exempt from Federal income taxes and personal income taxes imposed by the designated state (and, in certain instances, state intangible personal property taxes, local personal property taxes and corporate income or local personal income taxes) as is consistent with prudent investment management.

                               Limited Maturity Portfolio seeks to provide stockholders with as high a level of income exempt from Federal income taxes as is consistent with its investment policies and prudent investment management.

                               Investment Policies. Each State Fund seeks to achieve its objective through a policy of investing primarily in a portfolio of intermediate term investment grade obligations of the designated state or its political subdivisions, agencies or instrumentalities, or certain other jurisdictions, that pay interest exempt, in the opinion of bond counsel to the issuer, from Federal income taxes and personal income taxes of the designated state and, where applicable, state intangible personal property taxes, and corporate income or local personal income taxes in the designated state.

                               Limited Maturity Portfolio seeks to achieve its objective by investing in a portfolio primarily of short-term investment grade obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income taxes.

                               Advisory Fees. The investment adviser for both the Trust and Municipal Bond Fund is Fund Asset Management, L.P. ("FAM"). FAM is responsible for the management of the investment portfolio of each of the State Funds and of Limited Maturity Portfolio and for providing administrative services to each of the State Funds and to Limited Maturity Portfolio.

                               The portfolio managers for the State Funds are Edward S. Andrews, Peter J. Hayes and Helen M. Sheehan. Peter J. Hayes is the portfolio manager for Limited Maturity Portfolio.

                               Pursuant to separate management agreements between the Trust and FAM on behalf of each of the State Funds, each State Fund pays FAM a monthly fee based upon the average daily net assets of that State Fund at the annual rate of 0.35% of the average daily net assets of that State Fund. Municipal Bond Fund's investment advisory agreement with FAM provides that as compensation for FAM's services to Limited Maturity Portfolio, FAM receives at the end of each month a fee determined based on the annual rates set forth in the table below. These rates are applied to the average daily net assets of each of the three portfolios of Municipal Bond Fund to the extent that the aggregate of the average daily net assets of the three combined portfolios of Municipal Bond Fund exceeds $250 million, $400 million, $550 million and $1.5 billion, respectively (each such amount being a breakpoint level). The portion of the assets of a portfolio to which the rate at each breakpoint level applies will be determined on a "uniform percentage" basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate of the average daily net assets of the three combined portfolios of the Municipal Bond Fund that falls within that breakpoint level by the aggregate of the average daily net assets of the three combined portfolios. The amount of the fee for a portfolio at each breakpoint level is determined by multiplying the average daily net assets of that portfolio by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

                                                                ADVISORY FEE
                                                                  RATE OF
                         AGGREGATE OF AVERAGE DAILY NET       LIMITED MATURITY
                    ASSETS OF THE THREE COMBINED PORTFOLIOS      PORTFOLIO
                    ---------------------------------------   ----------------
                   Not exceeding $250 million................      0.40 %
                   In excess of $250 million but not exceed-
                    ing $400 million.........................      0.375
                   In excess of $400 million but not exceed-
                    ing $550 million.........................      0.35
                   In excess of $550 million but not exceed-
                    ing $1.5 billion.........................      0.325
                   In excess of $1.5 billion.................      0.325

                               See "The Reorganization--Summary--Pro Forma Fee Tables" and "--Comparison of the State Funds and Limited Maturity Portfolio--Management."

                               As of October 31, 1997, the three portfolios of Municipal Bond Fund had aggregate net assets of $3,934,278,239; Limited Maturity Portfolio had net assets of $398,404,439. At this asset level the advisory fee rate of Limited Maturity Portfolio would be 0.33%.

                               Class Structure. Like each of the State Funds, Limited Maturity Portfolio offers four classes of shares under the Merrill Lynch Select PricingSM System. The Class A, Class B, Class C and Class D shares issued by Limited Maturity Portfolio are identical in all respects to the Class A, Class B, Class C and Class D shares issued by the State Funds except that they represent ownership interests in a different investment portfolio. See "The Reorganization-- Comparison of the State Funds and Limited Maturity Portfolio--Purchase of Shares."

                               Overall Expense Ratio. The overall operating expense ratio for the year ended July 31, 1997 for Class A shares was 0.41% for Limited Maturity Portfolio and for each of the State Funds was as set forth below:

                                            BEFORE GIVING EFFECT
                                              TO ANY WAIVER OF   AFTER GIVING EFFECT TO
                                              ADVISORY FEES OR   WAIVER OF ADVISORY FEES
                                              REIMBURSEMENT OF    AND REIMBURSEMENT OF
                                                  EXPENSES              EXPENSES
                                            -------------------- -----------------------
                   Arizona Fund............         3.21%                  .94%
                   Massachusetts Fund......         2.52%                  .99%
                   Michigan Fund...........         3.50%                  .94%
                   New Jersey Fund.........         1.65%                  .94%
                   New York Fund...........         1.16%                  .70%
                   Pennsylvania Fund.......         1.75%                  .99%

                               If the Reorganization had taken place on August 1, 1996 (the first day of the year ended July 31, 1997), the overall operating expense ratio for Class A shares for the combined entity on a pro forma basis would have been 0.41%.

                               The above ratios would differ for Class B, Class C and Class D shares as a result of class specific distribution and account maintenance expenditures. See "The Reorganization-- Summary--Pro Forma Fee Tables."

                               Purchase of Shares. Shares of Limited Maturity Portfolio are offered continuously for sale to the public in substantially the same manner as the shares of each of the State Funds. See "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Purchase of Shares."

                               Redemption of Shares. The redemption procedures for shares of Limited Maturity Portfolio are the same as the redemption procedures for shares of each of the State Funds. See "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Redemption of Shares."

                               Dividends and Distributions. The policies of each State Fund with respect to dividends and distributions are identical to those of

                               Limited Maturity Portfolio. See "The
                               Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Dividends and Distributions."

                               Net Asset Value. The State Funds and Limited
                               Maturity Portfolio each determines the net asset value of each class of its shares once daily 15 minutes after the close of business on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m., New York time), on each day during which the NYSE is open for trading. The State Funds and Limited Maturity Portfolio each compute net asset value per share in the same manner. See "The Reorganization-- Comparison of the State Funds and Limited Maturity Portfolio--Additional Information--Net
                               Asset Value."

                               Voting Rights. The corresponding voting rights of the holders of shares of beneficial interest of the Trust and shares of Common Stock of Municipal Bond Fund are substantially the same. See "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio-- Capital Stock."

                               Stockholder Services. Stockholder services, including exchange privileges, available to the State Funds and Limited Maturity Portfolio are substantially the same. See "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Additional Information--Stockholder Services." An automatic dividend reinvestment plan is available both to the holders of shares of beneficial interest of the Trust and the holders of shares of Common Stock of Municipal Bond Fund. The plans are identical. See "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Automatic Dividend Reinvestment Plan." Other stockholder services, including the provision of annual and semi-annual reports, are the same for the Trust and Municipal Bond Fund. See "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Additional Information--Stockholder Services."

                               State of Organization. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts and the Municipal Bond Fund is organized as a corporation under the laws of the State of Maryland. See "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--State of Organization" for a summary of certain differences between the Trust's Declaration of Trust, By-laws and Massachusetts law and the Municipal Bond Fund's Articles of Incorporation, By-laws and Maryland law.

TAX CONSIDERATIONS             The State Funds and Limited Maturity Portfolio
                               have jointly requested a private letter ruling from the IRS with respect to the Reorganization to the effect that, among other things, neither the State Funds nor Limited Maturity Portfolio will recognize gain or loss on the transaction and stockholders of the State Funds will not recognize gain or loss on the exchange of their shares of beneficial interest for shares of Limited Maturity Portfolio Common Stock. The consummation of the Reorganization is subject to the receipt of such ruling. The Reorganization will not affect the status of Limited Maturity Portfolio as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended
                               ("Code"). Each State Fund will liquidate pursuant to the Reorganization and will terminate as a series of the Trust.

                               After the Reorganization, the distributions received from Limited Maturity Portfolio will be exempt from Federal income tax but generally will not be exempt to any significant degree from personal income tax at the state level. Currently, the portion of a State Fund's exempt interest dividends paid from interest received by the State Fund from municipal bonds of the designated state is also exempt from personal income tax in the designated state and, where applicable, corporate income or local personal income taxes. Currently, shares of a State Fund may also be exempt from state intangible personal property tax in the designated state.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

  Since the State Funds and Limited Maturity Portfolio invest primarily in a portfolio of Municipal Bonds, any risks inherent in such investments are equally applicable to the State Funds and Limited Maturity Portfolio and will be similarly pertinent to the combined fund after the Reorganization. It is expected that the Reorganization itself will not adversely affect the rights of holders of shares of beneficial interest of the State Funds or shares of Limited Maturity Portfolio Common Stock or create additional risks.

PORTFOLIO MANAGEMENT

  Each State Fund ordinarily will invest at least 65% (80% in the case of the New Jersey Fund) of its total assets in its respective State Municipal Bonds and, therefore, is more susceptible to factors adversely affecting issuers of Municipal Bonds in such state than is a tax-exempt mutual fund that is not concentrated in issuers of a particular state's Municipal Bonds to this degree, such as Limited Maturity Portfolio. Limited Maturity Portfolio currently contemplates that it will not invest more than 25% of its total assets (taken at market value) in Municipal Bonds of issuers that are located in the same state. Certain special considerations and risk factors specific to each State Fund are described in the Limited Maturity Trust Prospectus. FAM does not believe that the current economic conditions described in the Limited Maturity Trust Prospectus will have a significant adverse effect on the ability of any State Fund to invest in investment grade State Municipal Bonds.

MATURITY

  Limited Maturity Portfolio may not invest in Municipal Bonds with a remaining term exceeding four years. The State Funds invest primarily in Municipal Bonds with remaining maturities of between one and ten years. Because the State Funds hold Municipal Bonds with maturities which exceed the permitted maturity for investments by Limited Maturity Portfolio, prior to the Reorganization, the State Funds will dispose of all portfolio securities that have maturities greater than four years. FAM believes that such disposition will not affect the receipt of a favorable private letter ruling from the IRS with respect to the tax-free status of the Reorganization.

TAX CONSIDERATIONS

  The distributions to stockholders of Limited Maturity Portfolio are, and after the Reorganization will be, exempt from Federal income tax but not, to any significant degree, from personal income tax at the state level. The distributions to stockholders of the State Funds, however, are currently exempt from Federal income taxes and personal income taxes imposed by the designated state (and, in certain instances, corporate income or local personal income taxes) and may also provide exemption of State Fund shares from state intangible personal income taxes. See "Comparison of the State Funds and Limited Maturity Portfolio--Taxation of Limited Maturity Portfolio, State Funds and Their Stockholders" and "Agreement and Plan of Reorganization--Tax Consequences of the Reorganization."

  Stockholders should consult their tax advisers regarding the effect of the Reorganization on their investment.

         COMPARISON OF THE STATE FUNDS AND LIMITED MATURITY PORTFOLIO

FINANCIAL HIGHLIGHTS

  Limited Maturity Portfolio

  The financial information in the table below has been audited in conjunction with the annual audits of the financial statements of the Municipal Bond Fund by Deloitte & Touche llp, independent auditors. The following per share data and ratios have been derived from information provided in the financial statements of the Municipal Bond Fund.

                                                         LIMITED MATURITY PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                                                                   CLASS A
                          --------------------------------------------------------------------------------------------------
                                                         FOR THE YEAR ENDED JUNE 30,
                          --------------------------------------------------------------------------------------------------
                            1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Increase (Decrease) in
Net Asset Value:
PER SHARE OPERATING PER-
FORMANCE:
Net asset value, begin-
ning of year............  $   9.91  $   9.92  $   9.87  $  10.01  $   9.91  $   9.75  $   9.71  $   9.73  $   9.75  $   9.83
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Investment income--net..       .39       .38       .38       .37       .41       .50       .57       .60       .58       .53
Realized and unrealized
gain (loss) on invest-
ments--net..............       .04      (.01)      .05      (.14)      .10       .16       .04      (.02)     (.02)     (.07)
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total from investment
operations..............       .43       .37       .43       .23       .51       .66       .61       .58       .56       .46
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Less dividends and dis-
tributions:
 Investment income--
 net....................      (.39)     (.38)     (.38)     (.37)     (.41)     (.50)     (.57)     (.60)     (.58)     (.53)
 Realized gain on in-
 vestments--net.........      (.02)      --        --        --        --        --        --        --        --       (.01)
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total dividends and dis-
tributions:                   (.41)     (.38)     (.38)     (.37)     (.41)     (.50)     (.57)     (.60)     (.58)     (.54)
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
year....................  $   9.93  $   9.91  $   9.92  $   9.87  $  10.01  $   9.91  $   9.75  $   9.71  $   9.73  $   9.75
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
TOTAL INVESTMENT RE-
TURN:*
Based on net asset value
per share...............      4.40%     3.75%     4.53%     2.30%     5.28%     6.93%     6.45%     6.16%     5.96%     4.83%
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
RATIOS TO AVERAGE NET
ASSETS:
Expenses................       .39%      .44%      .41%      .40%      .41%      .40%      .40%      .40%      .41%      .40%
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
Investment income--net..      3.93%     3.83%     3.86%     3.68%     4.13%     5.02%     5.88%     6.21%     6.00%     5.42%
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
SUPPLEMENTAL DATA:
Net assets, end of year
(in thousands)..........  $343,641  $417,097  $536,474  $790,142  $846,736  $613,407  $350,549  $352,005  $385,794  $567,158
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
Portfolio turnover......     61.90%    88.32%    37.33%    45.67%    65.43%    96.32%    93.06%   106.44%   228.78%   146.01%
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========

----

* Total investment returns exclude the effect of sales loads.

                                                          LIMITED MATURITY PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
                                           CLASS B                                 CLASS C                    CLASS D
                          ----------------------------------------------   -------------------------  --------------------------
                                                                FOR THE                     FOR THE                     FOR THE
                                                                 PERIOD                      PERIOD                      PERIOD
                                                                NOV. 2,     FOR THE YEAR    OCT. 21,   FOR THE YEAR     OCT. 21,
                             FOR THE YEAR ENDED JUNE 30,        1992+ TO   ENDED JUNE 30,   1994+ TO  ENDED JUNE 30,    1994+ TO
                          ------------------------------------  JUNE 30,   ---------------  JUNE 30,  ----------------  JUNE 30,
                           1997     1996      1995      1994      1993      1997    1996      1995     1997     1996      1995
                          -------  -------  --------  --------  --------   ------- -------  --------  -------  -------  --------
Increase (Decrease) in
 Net Asset Value:
PER SHARE OPERATING PER-
 FORMANCE:
Net asset value, begin-
 ning of period.........  $  9.91  $  9.92  $   9.87  $  10.01  $  9.93    $ 9.88  $  9.92   $ 9.83   $  9.91  $  9.93  $  9.83
                          -------  -------  --------  --------  -------    ------  -------   ------   -------  -------  -------
Investment income--net..      .36      .35       .35       .33      .24       .35      .34      .25       .38      .37      .26
Realized and unrealized
 gain (loss) on
 investments--net.......      .05     (.01)      .05      (.14)     .08       .05     (.04)     .09       .05     (.02)     .10
                          -------  -------  --------  --------  -------    ------  -------   ------   -------  -------  -------
Total from investment
 operations.............      .41      .34       .40       .19      .32       .40      .30      .34       .43      .35      .36
                          -------  -------  --------  --------  -------    ------  -------   ------   -------  -------  -------
Less dividends and dis-
 tributions:
 Investment income--
  net...................     (.36)    (.35)     (.35)     (.33)    (.24)     (.35)    (.34)    (.25)     (.38)    (.37)    (.26)
 Realized gain on in-
  vestment--net.........     (.02)     --        --        --       --       (.02)     --       --       (.02)     --       --
                          -------  -------  --------  --------  -------    ------  -------   ------   -------  -------  -------
Total dividends and dis-
 tributions.............     (.38)    (.35)     (.35)     (.33)    (.24)     (.37)    (.34)    (.25)     (.40)    (.37)    (.26)
                          -------  -------  --------  --------  -------    ------  -------   ------   -------  -------  -------
Net asset value, end of
 period.................  $  9.94  $  9.91  $   9.92  $   9.87  $ 10.01    $ 9.91  $  9.88   $ 9.92   $  9.94  $  9.91  $  9.93
                          =======  =======  ========  ========  =======    ======  =======   ======   =======  =======  =======
TOTAL INVESTMENT RE-
 TURN:**
Based on net asset value
 per share..............     4.13%    3.37%     4.14%     1.98%    3.26%#    4.11%    2.97%    3.52%#    4.40%    3.55%    3.73%#
                          =======  =======  ========  ========  =======    ======  =======   ======   =======  =======  =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................      .75%     .80%      .78%      .76%     .76%*     .75%     .80%     .70%*     .48%     .54%     .53%*
                          =======  =======  ========  ========  =======    ======  =======   ======   =======  =======  =======
Investment income--net..     3.58%    3.46%     3.50%     3.33%    3.60%*    3.57%    3.41%    3.61%*    3.84%    3.71%    3.78%*
                          =======  =======  ========  ========  =======    ======  =======   ======   =======  =======  =======
SUPPLEMENTAL DATA:
Net assets, end of pe-
 riod (in thousands)....  $54,275  $71,075  $129,581  $145,534  $95,179    $  108  $    94   $3,965   $20,383  $15,886  $11,258
                          =======  =======  ========  ========  =======    ======  =======   ======   =======  =======  =======
Portfolio turnover......    61.90%   88.32%    37.33%    45.67%   65.43%    61.90%   88.32%   37.33%    61.90%   88.32%   37.33%
                          =======  =======  ========  ========  =======    ======  =======   ======   =======  =======  =======

------
 * Annualized.
** Total investment returns exclude the effects of sales loads.
 + Commencement of operations.
 # Aggregate total investment return.

  The State Funds

  The financial information in the tables below has been audited in conjunction with the annual audits of the financial statements of the Trust by Deloitte & Touche LLP, independent auditors. Financial statements for the year ended July 31, 1997 and the independent auditors' report thereon are included in the Trust's Annual Report to Stockholders for the fiscal year ended July 31, 1997. The following per share data and ratios have been derived from information provided in such audited financial statements.

                                                                  ARIZONA FUND
                  ----------------------------------------------------------------------------------------------
                             CLASS A                           CLASS B                        CLASS C
                  --------------------------------  --------------------------------  --------------------------
                                          FOR THE                           FOR THE                     FOR THE
                                           PERIOD                            PERIOD                      PERIOD
                   FOR THE YEAR ENDED     NOV. 26,   FOR THE YEAR ENDED     NOV. 26,   FOR THE YEAR     OCT. 21,
                        JULY 31,          1993+ TO        JULY 31,          1993+ TO  ENDED JULY 31,    1994+ TO
                  ----------------------  JULY 31,  ----------------------  JULY 31,  ----------------  JULY 31,
                   1997    1996    1995     1994     1997    1996    1995     1994     1997     1996      1995
                  ------  ------  ------  --------  ------  ------  ------  --------  -------  -------  --------
Increase
(Decrease) in
Net Asset Value:
PER SHARE
OPERATING
PERFORMANCE:
Net asset value,
beginning of
period..........  $10.08  $10.17  $ 9.97   $10.00   $10.08  $10.16  $ 9.97   $10.00   $ 10.08  $ 10.17   $ 9.89
                  ------  ------  ------   ------   ------  ------  ------   ------   -------  -------   ------
Investment
income-net......     .37     .41     .43      .23      .33     .37     .39      .20       .35      .37      .29
Realized and
unrealized gain
(loss) on
investments-
net.............     .09    (.09)    .20     (.03)     .09    (.08)    .19     (.03)      .10     (.09)     .28
                  ------  ------  ------   ------   ------  ------  ------   ------   -------  -------   ------
Total from
investment
operations......     .46     .32     .63      .20      .42     .29     .58      .17       .45      .28      .57
                  ------  ------  ------   ------   ------  ------  ------   ------   -------  -------   ------
Less dividends
from investment
income-net......    (.37)   (.41)   (.43)    (.23)    (.33)   (.37)   (.39)    (.20)     (.35)    (.37)    (.29)
                  ------  ------  ------   ------   ------  ------  ------   ------   -------  -------   ------
Net asset value,
end of period...  $10.17  $10.08  $10.17   $ 9.97   $10.17  $10.08  $10.16   $ 9.97   $ 10.18  $ 10.08   $10.17
                  ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
TOTAL INVESTMENT
RETURN: **
Based on net
asset value per
share...........    4.62%   3.16%   6.47%    2.02%#   4.25%   2.88%   5.99%    1.78%#    4.55%    2.78%    5.90%#
                  ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
RATIOS TO
AVERAGE NET
ASSETS:
Expenses, net of
reimbursements..     .94%    .74%    .35%     .02%*   1.30%   1.09%    .72%     .38%*    1.11%    1.03%    1.05%*
                  ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
Expenses........    3.21%   2.27%   2.05%    1.82%*   3.56%   2.61%   2.44%    2.18%*    3.35%    2.80%    2.79%*
                  ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
Investment
income-net......    3.64%   4.01%   4.31%    3.37%*   3.28%   3.65%   3.95%    3.02%*    3.48%    3.86%    3.80%*
                  ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
SUPPLEMENTAL
DATA:
Net assets, end
of period (in
thousands)......    $709    $813  $1,054   $2,103   $2,135  $2,885  $5,191   $5,575       $36     $135       $1
                  ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======

Portfolio
turnover........   38.21%  43.53% 182.58%  142.37%   38.21%  43.53% 182.58%  142.37%    38.21%   43.53%  182.58%
                  ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======

                        ARIZONA FUND
                  ---------------------------
                           CLASS D
                   --------------------------
                                     FOR THE
                                      PERIOD
                    FOR THE YEAR     OCT. 21,
                   ENDED JULY 31,    1994+ TO
                   ----------------  JULY 31,
                    1997     1996      1995
                   -------  -------  --------
Increase
(Decrease) in
Net Asset Value:
PER SHARE
OPERATING
PERFORMANCE:
Net asset value,
beginning of
period..........   $ 10.08  $ 10.17   $ 9.89
                   -------  -------   ------
Investment
income-net......       .36      .40      .33
Realized and
unrealized gain
(loss) on
investments-
net.............       .10     (.09)     .28
                   -------  -------   ------
Total from
investment
operations......       .46      .31      .61
                   -------  -------   ------
Less dividends
from investment
income-net......      (.36)    (.40)    (.33)
                   -------  -------   ------
Net asset value,
end of period...   $ 10.18  $ 10.08   $10.17
                   =======  =======   ======
TOTAL INVESTMENT
RETURN: **
Based on net
asset value per
share...........      4.62%    3.05%    6.34%#
                   =======  =======   ======
RATIOS TO
AVERAGE NET
ASSETS:
Expenses, net of
reimbursements..      1.04%     .90%     .55%*
                   =======  =======   ======
Expenses........      3.29%    2.42%    2.39%*
                   =======  =======   ======
Investment
income-net......      3.56%    3.88%    4.31%*
                   =======  =======   ======
SUPPLEMENTAL
DATA:
Net assets, end
of period (in
thousands)......      $477     $619      $19
                   =======  =======   ======

Portfolio
turnover........     38.21%   43.53%  182.58%
                   =======  =======   ======

----
 * Annualized.
** Total investment returns exclude the effects of sales loads.
 + Commencement of operations.
 # Aggregate total investment return.

                                                             MASSACHUSETTS FUND
                  ----------------------------------------------------------------------------------------------
                             CLASS A                            CLASS B                        CLASS C
                  ---------------------------------  ---------------------------------  ------------------------
                                           FOR THE                            FOR THE                   FOR THE
                                            PERIOD                             PERIOD   FOR THE YEAR     PERIOD
                   FOR THE YEAR ENDED      NOV. 26,   FOR THE YEAR ENDED      NOV. 26,      ENDED       OCT. 21,
                        JULY 31,           1993+ TO        JULY 31,           1993+ TO    JULY 31,      1994+ TO
                  -----------------------  JULY 31,  -----------------------  JULY 31,  --------------  JULY 31,
                   1997    1996     1995     1994     1997    1996     1995     1994     1997    1996     1995
                  ------  ------   ------  --------  ------  ------   ------  --------  ------  ------  --------
INCREASE (DE-
 CREASE) IN NET
 ASSET VALUE:
PER SHARE OPER-
 ATING PERFOR-
 MANCE:
Net asset value,
 beginning of
 period.........  $ 9.96  $ 9.96   $ 9.95   $10.00   $ 9.96  $ 9.96   $ 9.95   $10.00   $ 9.95  $ 9.96   $ 9.82
                  ------  ------   ------   ------   ------  ------   ------   ------   ------  ------   ------
Investment
 income-net.....     .39     .40      .44      .25      .36     .37      .40      .22      .38     .39      .33
Realized and
 unrealized gain
 (loss) on
 investments-
 net............     .08     -- ++    .02     (.05)     .08     -- ++    .02     (.05)     .08    (.01)     .15
                  ------  ------   ------   ------   ------  ------   ------   ------   ------  ------   ------
Total from in-
 vestment opera-
 tions..........     .47     .40      .46      .20      .44     .37      .42      .17      .46     .38      .48
                  ------  ------   ------   ------   ------  ------   ------   ------   ------  ------   ------
Less dividends
 and distribu-
 tions:
Investment
 income-net.....    (.39)   (.40)    (.44)    (.25)    (.36)   (.37)    (.40)    (.22)    (.38)   (.39)    (.33)
Realized gain on
 investments-
 net............     --      --      (.01)     --       --      --      (.01)     --       --      --      (.01)
                  ------  ------   ------   ------   ------  ------   ------   ------   ------  ------   ------
Total dividends
 and distribu-
 tions..........    (.39)   (.40)    (.45)    (.25)    (.36)   (.37)    (.41)    (.22)    (.38)   (.39)    (.34)
                  ======  ======   ======   ======   ======  ======   ======   ======   ======  ======   ======
Net asset value,
 end of period..  $10.04  $ 9.96   $ 9.96   $ 9.95   $10.04  $ 9.96   $ 9.96   $ 9.95   $10.03  $ 9.95   $ 9.96
                  ======  ======   ======   ======   ======  ======   ======   ======   ======  ======   ======
TOTAL INVESTMENT
 RETURN:**
Based on net as-
 set value per
 share..........    4.86%   4.08%    4.79%    2.01%#   4.49%   3.70%    4.41%    1.77%#   4.70%   3.81%    5.00%#
                  ======  ======   ======   ======   ======  ======   ======   ======   ======  ======   ======
RATIOS TO AVER-
 AGE NET ASSETS:
Expenses, net of
 reimbursement..     .99%    .77%     .37%     .03%*   1.35%   1.16%     .74%     .38%*   1.15%    .94%     .67%*
                  ======  ======   ======   ======   ======  ======   ======   ======   ======  ======   ======
Expenses........    2.52%   2.15%    1.71%    1.17%*   2.84%   2.61%    2.08%    1.54%*   2.69%   2.37%    2.23%*
                  ======  ======   ======   ======   ======  ======   ======   ======   ======  ======   ======
Investment in-
 come-net.......    3.95%   4.04%    4.45%    3.69%*   3.58%   3.66%    4.08%    3.28%*   3.80%   3.88%    4.32%*
                  ======  ======   ======   ======   ======  ======   ======   ======   ======  ======   ======
SUPPLEMENTAL DA-
 TA:
Net assets, end
 of period (in
 thousands).....  $1,356  $1,719   $4,453   $8,097   $2,807  $4,577   $4,800   $8,046   $  275  $  210   $  413
                  ======  ======   ======   ======   ======  ======   ======   ======   ======  ======   ======
Portfolio turn-
 over...........   22.93%  22.71%   89.96%   57.80%   22.93%  22.71%   89.96%   57.80%   22.93%  22.71%   89.96%
                  ======  ======   ======   ======   ======  ======   ======   ======   ======  ======   ======

                     MASSACHUSETTS FUND
                  --------------------------
                          CLASS D
                   -------------------------
                                    FOR THE
                   FOR THE YEAR      PERIOD
                       ENDED        OCT. 21,
                     JULY 31,       1994+ TO
                   --------------   JULY 31,
                    1997    1996      1995
                   ------  ------   --------
INCREASE (DE-
 CREASE) IN NET
 ASSET VALUE:
PER SHARE OPER-
 ATING PERFOR-
 MANCE:
Net asset value,
 beginning of
 period.........   $ 9.96  $ 9.96    $ 9.82
                   ------  ------    ------
Investment
 income-net.....      .38     .39       .34
Realized and
 unrealized gain
 (loss) on
 investments-
 net............      .08     -- ++     .15
                   ------  ------    ------
Total from in-
 vestment opera-
 tions..........      .46     .39       .49
                   ------  ------    ------
Less dividends
 and distribu-
 tions:
Investment
 income-net.....     (.38)   (.39)     (.34)
Realized gain on
 investments-
 net............      --      --       (.01)
                   ------  ------    ------
Total dividends
 and distribu-
 tions..........     (.38)   (.39)     (.35)
                   ======  ======    ======
Net asset value,
 end of period..   $10.04  $ 9.96    $ 9.96
                   ======  ======    ======
TOTAL INVESTMENT
 RETURN:**
Based on net as-
 set value per
 share..........     4.76%   3.97%     5.09%#
                   ======  ======    ======
RATIOS TO AVER-
 AGE NET ASSETS:
Expenses, net of
 reimbursement..     1.09%    .93%      .70%*
                   ======  ======    ======
Expenses........     2.62%   2.42%     2.31%*
                   ======  ======    ======
Investment in-
 come-net.......     3.85%   3.89%     4.21%*
                   ======  ======    ======
SUPPLEMENTAL DA-
 TA:
Net assets, end
 of period (in
 thousands).....   $  698  $  890    $  253
                   ======  ======    ======
Portfolio turn-
 over...........    22.93%  22.71%    89.96%
                   ======  ======    ======

------
* Annualized.
** Total investment returns exclude the effects of sales loads.
+ Commencement of operations.
# Aggregate total investment return.

++ Amount is less than $.01 per share.

                                                                  MICHIGAN FUND
                   ------------------------------------------------------------------------------------------------
                              CLASS A                            CLASS B                         CLASS C
                   ---------------------------------  ---------------------------------  --------------------------
                                            FOR THE                            FOR THE                     FOR THE
                                             PERIOD                             PERIOD                      PERIOD
                    FOR THE YEAR ENDED      NOV. 26,   FOR THE YEAR ENDED      NOV. 26,   FOR THE YEAR     OCT. 21,
                         JULY 31,           1993+ TO        JULY 31,           1993+ TO  ENDED JULY 31,    1994+ TO
                   -----------------------  JULY 31,  -----------------------  JULY 31,  ----------------- JULY 31,
                    1997     1996    1995     1994     1997     1996    1995     1994     1997      1996     1995
                   ------   ------  ------  --------  ------   ------  ------  --------  -------   ------- --------
Increase
 (Decrease) in
 Net Asset Value:
PER SHARE
 OPERATING
 PERFORMANCE:
Net asset value,
 beginning of
 period..........  $ 9.94   $ 9.98  $ 9.92   $10.00   $ 9.94   $ 9.98  $ 9.92   $10.00   $  9.94   $ 9.98   $9.76
                   ------   ------  ------   ------   ------   ------  ------   ------   -------   ------   -----
 Investment
  income--net....     .39      .41     .44      .24      .36      .37     .40      .22       .36      .36     .30
 Realized and
  unrealized gain
  (loss) on
  investments--
  net............     .15     (.04)    .06     (.08)     .15     (.04)    .06     (.08)      .15     (.04)    .22
                   ------   ------  ------   ------   ------   ------  ------   ------   -------   ------   -----
Total from
 investment
 operations......     .54      .37     .50      .16      .51      .33     .46      .14       .51      .32     .52
                   ------   ------  ------   ------   ------   ------  ------   ------   -------   ------   -----
Less dividends
 and
 distributions:
 Investment
  income--net....    (.39)    (.41)   (.44)    (.24)    (.36)    (.37)   (.40)    (.22)     (.36)    (.36)   (.30)
 In excess of
  realized gain
  on
  investments--
  net............     -- ++    --      --       --       -- ++    --      --       --        -- ++    --      --
                   ------   ------  ------   ------   ------   ------  ------   ------   -------   ------   -----
Total dividends
 and
 distributions...    (.39)    (.41)   (.44)    (.24)    (.36)    (.37)   (.40)    (.22)     (.36)    (.36)   (.30)
                   ------   ------  ------   ------   ------   ------  ------   ------   -------   ------   -----
Net asset value,
 end of period...  $10.09   $ 9.94  $ 9.98   $ 9.92   $10.09   $ 9.94  $ 9.98   $ 9.92   $ 10.09   $ 9.94   $9.98
                   ======   ======  ======   ======   ======   ======  ======   ======   =======   ======   =====
TOTAL INVESTMENT
 RETURN:**
Based on net
 asset value per
 share...........    5.61%    3.71%   5.16%    1.66%#   5.22%    3.32%   4.78%    1.42%#    5.22%    3.20%   5.40%#
                   ======   ======  ======   ======   ======   ======  ======   ======   =======   ======   =====
RATIOS TO AVERAGE
 NET ASSETS:
Expenses, net of
 reimbursements..     .94%     .74%    .27%     .02%*   1.31%    1.10%    .65%     .38%*    1.32%    1.24%    .96%*
                   ======   ======  ======   ======   ======   ======  ======   ======   =======   ======   =====
Expenses.........    3.50%    2.78%   2.18%    2.01%*   3.86%    3.14%   2.56%    2.38%*    3.81%    3.31%   2.90%*
                   ======   ======  ======   ======   ======   ======  ======   ======   =======   ======   =====
Investment
 income--net.....    3.93%    4.06%   4.42%    3.59%*   3.56%    3.70%   4.09%    3.21%*    3.56%    3.57%   3.80%*
                   ======   ======  ======   ======   ======   ======  ======   ======   =======   ======   =====
SUPPLEMENTAL
 DATA:
Net assets, end
 of period (in
 thousands)......  $1,368   $1,641  $2,302   $3,435   $1,411   $1,842  $2,494   $2,411   $     1   $    1   $   1
                   ======   ======  ======   ======   ======   ======  ======   ======   =======   ======   =====
Portfolio
 turnover........   13.24%   32.92%  93.08%  204.15%   13.24%   32.92%  93.08%  204.15%    13.24%   32.92%  93.08%
                   ======   ======  ======   ======   ======   ======  ======   ======   =======   ======   =====

                       MICHIGAN FUND
                   --------------------------
                           CLASS D
                   --------------------------
                                     FOR THE
                                      PERIOD
                    FOR THE YEAR     OCT. 21,
                   ENDED JULY 31,    1994+ TO
                   ----------------- JULY 31,
                    1997      1996     1995
                   -------   ------- --------
Increase
 (Decrease) in
 Net Asset Value:
PER SHARE
 OPERATING
 PERFORMANCE:
Net asset value,
 beginning of
 period..........  $  9.94   $ 9.97   $9.76
                   -------   ------   -----
 Investment
  income--net....      .38      .40     .34
 Realized and
  unrealized gain
  (loss) on
  investments--
  net............      .14     (.03)    .21
                   -------   ------   -----
Total from
 investment
 operations......      .52      .37     .55
                   -------   ------   -----
Less dividends
 and
 distributions:
 Investment
  income--net....     (.38)    (.40)   (.34)
 In excess of
  realized gain
  on
  investments--
  net............      -- ++    --      --
                   -------   ------   -----
Total dividends
 and
 distributions...     (.38)    (.40)   (.34)
                   -------   ------   -----
Net asset value,
 end of period...  $ 10.08   $ 9.94   $9.97
                   =======   ======   =====
TOTAL INVESTMENT
 RETURN:**
Based on net
 asset value per
 share...........     5.40%    3.71%   5.72%#
                   =======   ======   =====
RATIOS TO AVERAGE
 NET ASSETS:
Expenses, net of
 reimbursements..     1.04%     .87%    .44%*
                   =======   ======   =====
Expenses.........     3.48%    3.06%   2.38%*
                   =======   ======   =====
Investment
 income--net.....     3.83%    3.94%   4.47%*
                   =======   ======   =====
SUPPLEMENTAL
 DATA:
Net assets, end
 of period (in
 thousands)......  $ 1,471   $  541   $ 254
                   =======   ======   =====
Portfolio
 turnover........    13.24%   32.92%  93.08%
                   =======   ======   =====

------
 * Annualized.
** Total investment returns exclude the effects of sales loads.
 + Commencement of operations.

++ Amount is less than $.01 per share.
 # Aggregate total investment return.

                                                                  NEW JERSEY FUND
                   ----------------------------------------------------------------------------------------------
                              CLASS A                           CLASS B                        CLASS C
                   --------------------------------  --------------------------------  --------------------------
                                           FOR THE                           FOR THE                     FOR THE
                                            PERIOD                            PERIOD                      PERIOD
                    FOR THE YEAR ENDED     NOV. 26,   FOR THE YEAR ENDED     NOV. 26,   FOR THE YEAR     OCT. 21,
                         JULY 31,          1993+ TO        JULY 31,          1993+ TO  ENDED JULY 31,    1994+ TO
                   ----------------------  JULY 31,  ----------------------  JULY 31,  ----------------  JULY 31,
                    1997    1996    1995     1994     1997    1996    1995     1994     1997     1996      1995
                   ------  ------  ------  --------  ------  ------  ------  --------  -------  -------  --------
Increase
 (Decrease) in
 Net Asset Value:
PER SHARE
 OPERATING
 PERFORMANCE:
Net asset value,
 beginning of
 period..........  $10.11  $10.15  $ 9.94   $10.00   $10.11  $10.16  $ 9.95   $10.00   $  9.16  $  9.20   $ 9.86
                   ------  ------  ------   ------   ------  ------  ------   ------   -------  -------   ------
 Investment
  income--net....     .38     .41     .42      .23      .35     .37     .38      .20       .33      .34      .26
 Realized and
  unrealized gain
  (loss) on
  investments--
  net............     .03    (.04)    .21     (.06)     .04    (.05)    .21     (.05)      .03     (.04)    (.66)
                   ------  ------  ------   ------   ------  ------  ------   ------   -------  -------   ------
Total from
 investment
 operations......     .41     .37     .63      .17      .39     .32     .59      .15       .36      .30     (.40)
                   ------  ------  ------   ------   ------  ------  ------   ------   -------  -------   ------
Less dividends
 from investment
 income--net.....    (.38)   (.41)   (.42)    (.23)    (.35)   (.37)   (.38)    (.20)     (.33)    (.34)    (.26)
                   ------  ------  ------   ------   ------  ------  ------   ------   -------  -------   ------
Net asset value,
 end of period...  $10.14  $10.11  $10.15   $ 9.94   $10.15  $10.11  $10.16   $ 9.95   $  9.19  $  9.16   $ 9.20
                   ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
TOTAL INVESTMENT
 RETURN:**
Based on net
 asset value per
 share...........    4.19%   3.68%   6.45%    1.73%#   3.92%   3.21%   6.07%    1.59%#    4.06%    3.24%   (4.01%)#
                   ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
RATIOS TO AVERAGE
 NET ASSETS:
Expenses, net of
 reimbursements..     .94%    .76%    .34%     .03%*   1.30%   1.10%    .73%     .38%*    1.10%    1.00%     .55%*
                   ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
Expenses.........    1.65%   1.78%   1.69%    1.14%*   2.00%   2.12%   2.15%    1.52%*    1.80%    2.04%    2.22%*
                   ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
Investment
 income--net.....    3.82%   4.02%   4.10%    3.45%*   3.46%   3.67%   3.80%    3.04%*    3.66%    3.82%    4.06%*
                   ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
SUPPLEMENTAL
 DATA:
Net assets, end
 of period (in
 thousands)......  $1,735  $2,663  $2,401   $5,933   $4,109  $5,152  $7,593   $7,885   $   241  $   272   $    1
                   ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
Portfolio
 turnover........   32.89%   6.57% 131.56%  205.04%   32.89%   6.57% 131.56%  205.04%    32.89%    6.57%  131.56%
                   ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======

                      NEW JERSEY FUND
                   --------------------------
                           CLASS D
                   --------------------------
                                     FOR THE
                                      PERIOD
                    FOR THE YEAR     OCT. 21,
                   ENDED JULY 31,    1994+ TO
                   ----------------  JULY 31,
                    1997     1996      1995
                   -------  -------  --------
Increase
 (Decrease) in
 Net Asset Value:
PER SHARE
 OPERATING
 PERFORMANCE:
Net asset value,
 beginning of
 period..........  $ 10.11  $ 10.16   $ 9.85
                   -------  -------   ------
 Investment
  income--net....      .37      .40      .32
 Realized and
  unrealized gain
  (loss) on
  investments--
  net............      .04     (.05)     .31
                   -------  -------   ------
Total from
 investment
 operations......      .41      .35      .63
                   -------  -------   ------
Less dividends
 from investment
 income--net.....     (.37)    (.40)    (.32)
                   -------  -------   ------
Net asset value,
 end of period...  $ 10.15  $ 10.11   $10.16
                   =======  =======   ======
TOTAL INVESTMENT
 RETURN:**
Based on net
 asset value per
 share...........     4.18%    3.48%    6.51%#
                   =======  =======   ======
RATIOS TO AVERAGE
 NET ASSETS:
Expenses, net of
 reimbursements..     1.04%     .84%     .62%*
                   =======  =======   ======
Expenses.........     1.78%    1.86%    2.07%*
                   =======  =======   ======
Investment
 income--net.....     3.75%    3.93%    4.17%*
                   =======  =======   ======
SUPPLEMENTAL
 DATA:
Net assets, end
 of period (in
 thousands)......  $   238  $   540   $  437
                   =======  =======   ======
Portfolio
 turnover........    32.89%    6.57%  131.56%
                   =======  =======   ======

------
 * Annualized.
** Total investment returns exclude the effects of sales loads.
 + Commencement of operations.
 # Aggregate total investment return.

                                                                   NEW YORK FUND
                   -----------------------------------------------------------------------------------------------
                              CLASS A                           CLASS B                         CLASS C
                   --------------------------------  ---------------------------------  --------------------------
                                           FOR THE                            FOR THE                     FOR THE
                                            PERIOD                             PERIOD                      PERIOD
                    FOR THE YEAR ENDED     NOV. 26,   FOR THE YEAR ENDED      NOV. 26,   FOR THE YEAR     OCT. 21,
                         JULY 31,          1993+ TO        JULY 31,           1993+ TO  ENDED JULY 31,    1994+ TO
                   ----------------------  JULY 31,  -----------------------  JULY 31,  ----------------  JULY 31,
                    1997    1996    1995     1994     1997    1996     1995     1994     1997     1996      1995
                   ------  ------  ------  --------  ------  -------  ------  --------  -------  -------  --------
Increase
 (Decrease) in
 Net Asset
 Value:
PER SHARE
 OPERATING
 PERFORMANCE:
Net asset value,
 beginning of
 period.........   $10.06  $10.05  $ 9.91   $10.00   $10.06  $ 10.05  $ 9.91   $10.00   $ 10.06  $ 10.05   $ 9.78
                   ------  ------  ------   ------   ------  -------  ------   ------   -------  -------   ------
Investment
 income-net.....      .43     .43     .44      .25      .39      .40     .41      .22       .41      .42      .30
Realized and
 unrealized gain
 (loss) on
 investments-
 net............      .17     .01     .14     (.09)     .17      .01     .14     (.09)      .17      .01      .27
                   ------  ------  ------   ------   ------  -------  ------   ------   -------  -------   ------
Total from
 investment
 operations.....      .60     .44     .58      .16      .56      .41     .55      .13       .58      .43      .57
                   ------  ------  ------   ------   ------  -------  ------   ------   -------  -------   ------
Less dividends
 from investment
 income-net.....     (.43)   (.43)   (.44)    (.25)    (.39)    (.40)   (.41)    (.22)     (.41)    (.42)    (.30)
                   ------  ------  ------   ------   ------  -------  ------   ------   -------  -------   ------
Net asset value,
 end of period..   $10.23  $10.06  $10.05   $ 9.91   $10.23  $ 10.06  $10.05   $ 9.91   $ 10.23  $ 10.06   $10.05
                   ======  ======  ======   ======   ======  =======  ======   ======   =======  =======   ======
TOTAL INVESTMENT
 RETURN:**
Based on net
 asset value per
 share..........     6.09%   4.46%   6.03%    1.61%#   5.71%    4.08%   5.66%    1.37%#    5.91%    4.28%    5.97%#
                   ======  ======  ======   ======   ======  =======  ======   ======   =======  =======   ======
RATIOS TO
 AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursements..     .70%    .50%    .33%     .03%*   1.05%     .87%    .69%     .38%*     .86%     .71%     .63%*
                   ======  ======  ======   ======   ======  =======  ======   ======   =======  =======   ======
Expenses........     1.16%   1.38%   1.30%    1.24%*   1.52%    1.75%   1.65%    1.60%*    1.32%    1.59%    1.63%*
                   ======  ======  ======   ======   ======  =======  ======   ======   =======  =======   ======
Investment
 income-net.....     4.24%   4.28%   4.49%    3.68%*   3.88%    3.91%   4.11%    3.31%*    4.05%    4.06%    4.21%*
                   ======  ======  ======   ======   ======  =======  ======   ======   =======  =======   ======
SUPPLEMENTAL
 DATA:
Net assets, end
 of period (in
 thousands).....   $2,605  $3,723  $4,811   $5,290   $8,209  $10,071  $8,822   $9,743   $    68  $   214   $   38
                   ======  ======  ======   ======   ======  =======  ======   ======   =======  =======   ======
Portfolio
 turnover.......    36.53%  51.47% 139.16%  152.73%   36.53%   51.47% 139.16%  152.73%    36.53%   51.47%  139.16%
                   ======  ======  ======   ======   ======  =======  ======   ======   =======  =======   ======

                       NEW YORK FUND
                   --------------------------
                           CLASS D
                   --------------------------
                                     FOR THE
                                      PERIOD
                    FOR THE YEAR     OCT. 21,
                   ENDED JULY 31,    1994+ TO
                   ----------------  JULY 31,
                    1997     1996      1995
                   -------  -------  --------
Increase
 (Decrease) in
 Net Asset
 Value:
PER SHARE
 OPERATING
 PERFORMANCE:
Net asset value,
 beginning of
 period.........   $ 10.06  $ 10.05   $ 9.78
                   -------  -------   ------
Investment
 income-net.....       .42      .42      .34
Realized and
 unrealized gain
 (loss) on
 investments-
 net............       .17      .01      .27
                   -------  -------   ------
Total from
 investment
 operations.....       .59      .43      .61
                   -------  -------   ------
Less dividends
 from investment
 income-net.....      (.42)    (.42)    (.34)
                   -------  -------   ------
Net asset value,
 end of period..   $ 10.23  $ 10.06   $10.05
                   =======  =======   ======
TOTAL INVESTMENT
 RETURN:**
Based on net
 asset value per
 share..........      5.98%    4.35%    6.37%#
                   =======  =======   ======
RATIOS TO
 AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursements..      .80%     .62%     .48%*
                   =======  =======   ======
Expenses........      1.26%    1.49%    1.48%*
                   =======  =======   ======
Investment
 income-net.....      4.14%    4.16%    4.47%*
                   =======  =======   ======
SUPPLEMENTAL
 DATA:
Net assets, end
 of period (in
 thousands).....   $ 3,683  $ 3,912   $2,306
                   =======  =======   ======
Portfolio
 turnover.......     36.53%   51.47%  139.16%
                   =======  =======   ======

------
 * Annualized.
** Total investment returns exclude the effects of sales loads.
 + Commencement of operations.
 # Aggregate total investment return.

                                                                 PENNSYLVANIA FUND
                   ----------------------------------------------------------------------------------------------
                              CLASS A                           CLASS B                        CLASS C
                   --------------------------------  --------------------------------  --------------------------
                                           FOR THE                           FOR THE                     FOR THE
                                            PERIOD                            PERIOD                      PERIOD
                    FOR THE YEAR ENDED     NOV. 26,   FOR THE YEAR ENDED     NOV. 26,   FOR THE YEAR     OCT. 21,
                         JULY 31,          1993+ TO        JULY 31,          1993+ TO  ENDED JULY 31,    1994+ TO
                   ----------------------  JULY 31,  ----------------------  JULY 31,  ----------------  JULY 31,
                    1997    1996    1995     1994     1997    1996    1995     1994     1997     1996      1995
                   ------  ------  ------  --------  ------  ------  ------  --------  -------  -------  --------
Increase
 (Decrease) in
 Net Asset Value:
PER SHARE
 OPERATING
 PERFORMANCE:
Net asset value,
 beginning of
 period..........  $10.11  $10.10  $ 9.95   $10.00   $10.11  $10.10  $ 9.95   $10.00   $ 10.15  $ 10.10   $ 9.84
                   ------  ------  ------   ------   ------  ------  ------   ------   -------  -------   ------
 Investment
  income--net....     .38     .41     .42      .23      .34     .37     .39      .21       .35      .38      .29
 Realized and
  unrealized gain
  (loss) on
  investments--
  net............     .12     .01     .15     (.05)     .12     .01     .15     (.05)      .12      .05      .26
                   ------  ------  ------   ------   ------  ------  ------   ------   -------  -------   ------
Total from
 investment
 operations......     .50     .42     .57      .18      .46     .38     .54      .16       .47      .43      .55
                   ------  ------  ------   ------   ------  ------  ------   ------   -------  -------   ------
Less dividends
 from investment
 income--net.....    (.38)   (.41)   (.42)    (.23)    (.34)   (.37)   (.39)    (.21)     (.35)    (.38)    (.29)
                   ------  ------  ------   ------   ------  ------  ------   ------   -------  -------   ------
Net asset value,
 end of period...  $10.23  $10.11  $10.10   $ 9.95   $10.23  $10.11  $10.10   $ 9.95   $ 10.27  $ 10.15   $10.10
                   ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
TOTAL INVESTMENT
 RETURN:**
Based on net
 asset value per
 share...........    5.04%   4.18%   5.89%    1.85%#   4.66%   3.80%   5.51%    1.61%#    4.68%    4.28%    5.68%#
                   ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
RATIOS TO AVERAGE
 NET ASSETS:
Expenses, net of
 reimbursements..     .99%    .80%    .38%     .02%*   1.35%   1.15%    .73%     .38%*    1.28%     .97%    1.05%*
                   ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
Expenses.........    1.75%   1.63%   1.90%    1.48%*   2.11%   1.99%   2.25%    1.83%*    2.02%    1.83%    2.55%*
                   ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
Investment
 income--net.....    3.74%   4.01%   4.25%    3.46%*   3.38%   3.65%   3.87%    3.05%*    3.46%    3.84%    3.77%*
                   ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
SUPPLEMENTAL
 DATA:
Net assets, end
 of period (in
 thousands)......  $  736  $  833  $  943   $  990   $5,134  $6,264  $7,414   $9,532   $     8  $     1   $    1
                   ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======
Portfolio
 turnover........   20.88%  30.90% 141.52%  237.47%   20.88%  30.90% 141.52%  237.47%    20.88%   30.90%  141.52%
                   ======  ======  ======   ======   ======  ======  ======   ======   =======  =======   ======

                      PENNSYLVANIA FUND
                   --------------------------
                           CLASS D
                   --------------------------
                                     FOR THE
                                      PERIOD
                    FOR THE YEAR     OCT. 21,
                   ENDED JULY 31,    1994+ TO
                   ----------------  JULY 31,
                    1997     1996      1995
                   -------  -------  --------
Increase
 (Decrease) in
 Net Asset Value:
PER SHARE
 OPERATING
 PERFORMANCE:
Net asset value,
 beginning of
 period..........  $ 10.11  $ 10.10   $ 9.84
                   -------  -------   ------
 Investment
  income--net....      .37      .40      .33
 Realized and
  unrealized gain
  (loss) on
  investments--
  net............      .13      .01      .26
                   -------  -------   ------
Total from
 investment
 operations......      .50      .41      .59
                   -------  -------   ------
Less dividends
 from investment
 income--net.....     (.37)    (.40)    (.33)
                   -------  -------   ------
Net asset value,
 end of period...  $ 10.24  $ 10.11   $10.10
                   =======  =======   ======
TOTAL INVESTMENT
 RETURN:**
Based on net
 asset value per
 share...........     5.04%    4.07%    6.10%#
                   =======  =======   ======
RATIOS TO AVERAGE
 NET ASSETS:
Expenses, net of
 reimbursements..     1.09%     .96%     .57%*
                   =======  =======   ======
Expenses.........     1.85%    1.71%    2.08%*
                   =======  =======   ======
Investment
 income--net.....     3.64%    3.84%    4.30%*
                   =======  =======   ======
SUPPLEMENTAL
 DATA:
Net assets, end
 of period (in
 thousands)......  $ 1,861  $ 1,807   $  382
                   =======  =======   ======
Portfolio
 turnover........    20.88%   30.90%  141.52%
                   =======  =======   ======

------
 * Annualized.
** Total investment returns exclude the effects of sales loads.
 + Commencement of operations.
 # Aggregate total investment return.

  Set forth below for each State Fund and for Limited Maturity Portfolio is the 30-day yield as of July 31, 1997, the tax-equivalent yield, which treats income as exempt from Federal income taxes, and the maximum tax-equivalent yield, which treats income as exempt from all Federal income and applicable state taxes (and New York City taxes, in the case of the New York Fund). All yields are calculated utilizing formulas specified by the Commission.

                                        30 DAY    FEDERAL EXEMPT    MAXIMUM
                                      YIELD AS OF TAX-EQUIVALENT TAX-EQUIVALENT
FUND NAME                      CLASS    7/31/97      YIELD *        YIELD**
---------                     ------- ----------- -------------- --------------
Arizona Fund................. Class A    3.37%        4.68%          4.94%
                              Class B    3.04%        4.22%          4.45%
                              Class C    3.22%        4.47%          4.72%
                              Class D    3.27%        4.54%          4.79%
Massachusetts Fund........... Class A    3.59%        4.99%          5.67%
                              Class B    3.26%        4.53%          5.15%
                              Class C    3.47%        4.82%          5.48%
                              Class D    3.49%        4.85%          5.51%
Michigan Fund................ Class A    3.62%        5.03%          5.26%
                              Class B    3.28%        4.56%          4.77%
                              Class C    3.12%        4.33%          4.53%
                              Class D    3.52%        4.89%          5.11%
New Jersey Fund.............. Class A    3.32%        4.61%          4.92%
                              Class B    2.99%        4.15%          4.44%
                              Class C    3.20%        4.44%          4.75%
                              Class D    3.22%        4.47%          4.78%
New York Fund................ Class A    3.86%        5.36%          6.04%
                              Class B    3.54%        4.92%          5.54%
                              Class C    3.72%        5.17%          5.82%
                              Class D    3.77%        5.24%          5.90%
Pennsylvania Fund............ Class A    3.41%        4.74%          4.89%
                              Class B    3.08%        4.28%          4.40%
                              Class C    3.15%        4.38%          4.50%
                              Class D    3.31%        4.60%          4.73%
Limited Maturity Portfolio... Class A    3.78%        5.25%          5.25%
                              Class B    3.46%        4.81%          4.81%
                              Class C    3.45%        4.79%          4.79%
                              Class D    3.68%        5.11%          5.11%

--------

 * Figures are based on Federal tax rate of 28%.

** With respect to the State Funds, the figures represent the maximum tax-equivalent yield for an individual who is a resident of the designated state.

INVESTMENT OBJECTIVE AND POLICIES

  The structure, organization and investment policies of the State Funds and Limited Maturity Portfolio are similar, but not identical. The State Funds and Limited Maturity Portfolio are sometimes referred to herein collectively as the "Funds" and individually as a "Fund." Certain of the significant differences are discussed below.

  The investment objective of each State Fund is to provide stockholders with as high a level of income exempt from Federal income taxes, the designated state's personal income taxes and, where applicable, state intangible personal property tax, and corporate income or local personal income taxes as is consistent with prudent investment management. The investment objective of Limited Maturity Portfolio is to provide stockholders with as high a level of income exempt from Federal income taxes as is consistent with its investment policies and prudent investment management. There can be no assurance that after the Reorganization, Limited Maturity Portfolio will achieve its investment objective.

  Each State Fund seeks to achieve its objective by providing investors with the opportunity to invest in a portfolio of securities consisting primarily of intermediate-term investment grade obligations issued by or on behalf of the designated state or its political subdivisions, agencies or instrumentalities, and obligations of other qualifying issuers, such as issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Limited Maturity Portfolio seeks to achieve its objective by investing in a diversified portfolio consisting primarily of short-term investment grade obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income taxes (such obligations are herein referred to as "Municipal Bonds"). The investment objective of each of the State Funds and of Limited Maturity Portfolio is a fundamental policy that may not be changed without a vote of a majority of that Fund's outstanding voting securities. At times, the State Funds and Limited Maturity Portfolio may seek to hedge their portfolios through the use of futures contracts and options transactions thereon to reduce volatility in the net asset value of their shares.

  Each State Fund will maintain at all times, except during temporary defensive periods, at least 65% of its total assets invested in its respective State Municipal Bonds/1/; the New Jersey Fund will maintain at least 80% of its total assets invested in New Jersey State Municipal Bonds.

  Limited Maturity Portfolio invests in a portfolio consisting primarily of short-term investment grade Municipal Bonds. Municipal Bonds in Limited Maturity Portfolio will be either Municipal Bonds with remaining maturities of less than four years or short-term municipal notes, which typically are issued with a maturity of not more than one year. Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Interest rates on short-term Municipal Bonds may fluctuate more widely from time to time than interest rates on long-term Municipal Bonds. However, because of the shorter maturities, the market value of the Municipal Bonds held by Limited Maturity Portfolio can be expected to fluctuate less as a result of changes in interest rates.

  Each State Fund will invest primarily in Municipal Bonds with remaining maturities of between one and ten years, and may not invest in Municipal Bonds with remaining maturities of greater than ten years. For cash management and temporary defensive purposes, each State Fund may invest in Municipal Bonds with remaining maturities of less than one year. It is anticipated that, depending on market conditions, the dollar weighted average maturity of each State Fund's portfolio will not exceed five years. For purposes of these investment policies, a bond will be treated as having a maturity earlier than its stated maturity date if such bond has technical features which, in the judgment of FAM, will result in the bond being valued in the market as though it has such earlier maturity. Interest rates on shorter-term Municipal Bonds may fluctuate more widely from time to time than interest rates on longer-term Municipal Bonds. However, because of their limited maturities, the market value of the Municipal Bonds held by each State Fund can be expected to fluctuate less as a result of changes in interest rates.

  The investment grade Municipal Bonds in which the State Funds and Limited Maturity Portfolio invest are those Municipal Bonds rated at the date of purchase within the four highest ratings as determined by either Moody's Investors Service, Inc. ("Moody's") (currently "Aaa", "Aa", "A" and "Baa"), Standard & Poor's Ratings Services ("S&P") (currently AAA, AA, A and BBB) or Fitch Investors Service, Inc. ("Fitch") (currently AAA, AA, A and BBB) or, if unrated, are considered to be of comparable quality by FAM. See Exhibit II-- "Ratings of Municipal Bonds."
--------

/1/ State Municipal Bonds are obligations that pay interest exempt from Federal income taxes, state personal income taxes in the designated state and, where applicable, corporate income or local personal income taxes and/or state intangible personal property taxes.

  Limited Maturity Portfolio may invest in variable rate demand notes ("VRDNs") which are tax-exempt obligations containing a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. The interest rates are adjustable at intervals ranging from daily to up to six months based on some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

  Limited Maturity Portfolio may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide Limited Maturity Portfolio with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven days. In addition, the Participating VRDN is backed by an irrevocable letter of credit or guaranty of the institution. Limited Maturity Portfolio has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

  Limited Maturity Portfolio has been advised by its counsel that the interest received on Participating VRDNs will be treated as interest from tax-exempt obligations as long as Limited Maturity Portfolio does not invest more than a limited amount (not more than 20%) of its total assets in such investments and certain other conditions are met. It is contemplated that Limited Maturity Portfolio will not invest more than a limited amount of its total assets in Participating VRDNs. The State Funds may also invest in VRDNs and Participating VRDNs. See the Municipal Bond Fund Prospectus for information about investment in such securities.

  Each State Fund may invest up to 20% of its total assets in Municipal Bonds that are rated below "Baa" by Moody's or below BBB by S&P or Fitch. Such securities, sometimes referred to as "high yield" or "junk" bonds, are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. The market prices of high-yielding, lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. In purchasing such securities, a State Fund will rely on FAM's judgment, analysis and experience in evaluating the creditworthiness of the issuer of such securities. FAM will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of its management and regulatory matters. See "Investment Objectives and Policies" in the Limited Maturity Trust Statement for a more detailed discussion of the pertinent risk factors involved in investing in "high yield" or "junk" bonds and Exhibit II--"Ratings of Municipal Bonds" for additional information regarding ratings of debt securities. None of the State Funds intends to purchase debt securities that are in default or which FAM believes will be in default.

  On a temporary basis, each Fund may invest in short-term tax-exempt or taxable securities (Limited Maturity Portfolio may only invest in taxable securities), short-term U.S. Government securities, repurchase agreements or cash. Such securities or cash will not exceed 20% of each Fund's net assets except during interim periods pending investment of the net proceeds from public offerings of the Fund's securities and temporary defensive periods when, in the opinion of FAM, prevailing market or economic conditions warrant.

  Each State Fund is classified as non-diversified within the meaning of the Investment Company Act, which means that it is not limited by such Act in the proportion of its total assets that it may invest in securities of a single issuer. However, each State Fund's investments are limited so as to qualify the State Fund for the special tax treatment afforded RICs under the Code. See "The Reorganization--Agreement and Plan of Reorganization--Tax Consequences of the Reorganization." To qualify, among other requirements, each State Fund limits its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the State Fund's total assets are invested in the securities (other than U.S. Government securities) of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in the securities (other than U.S. Government securities) of a single issuer. Limited Maturity Portfolio is classified as diversified. A fund which elects to be classified as "diversified" under the Investment Company Act must satisfy the foregoing 5% requirement with respect to 75% of its total assets. To the extent that a State Fund assumes large positions in the securities of a small number of issuers, that Fund's yield may fluctuate to a greater extent than that of a diversified fund as a result of changes in the financial condition or in the market's assessment of the issuers.

DESCRIPTION OF MUNICIPAL BONDS

  Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various privately operated facilities, including pollution control facilities. For purposes of this Proxy Statement and Prospectus, such obligations are Municipal Bonds if the interest paid thereon is exempt from Federal income tax, even though such bonds may be "private activity bonds" as discussed below.

  The two principal classifications of Municipal Bonds are "general obligation" bonds and "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of faith, credit and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds from a special excise tax or other specific revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue bonds and generally do not constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal and interest on such industrial development bonds depends solely on the ability of the user of the facility financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Municipal Bonds also may include "moral obligation" bonds, which normally are issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

  Each Fund may purchase Municipal Bonds classified as "private activity bonds" (in general, bonds that benefit non-governmental entities). Interest received on certain tax-exempt securities that are classified as "private activity bonds" may subject certain investors in a Fund to an alternative minimum tax. There is no limitation on the percentage of each Fund's assets that may be invested in Municipal Bonds that may subject certain investors to an alternative minimum tax. See the discussion under "Taxes" in the Municipal Bond Fund Prospectus and the Limited Maturity Trust Prospectus.

  Federal tax legislation has limited the types and volume of bonds the interest on which qualifies for a Federal income tax exemption. As a result, this legislation and legislation that may be enacted in the future may affect the availability of Municipal Bonds for investment by the Funds.

OTHER INVESTMENT POLICIES

  The State Funds and Limited Maturity Portfolio have each adopted certain other policies as set forth below:

  Borrowings. Notwithstanding a less restrictive fundamental policy permitting borrowings of up to 33 1/3% of total assets, as a matter of operating policy, the Municipal Bond Fund does not intend to have Limited Maturity Portfolio (or any other portfolio) borrow amounts in excess of 10% of the total assets of Limited Maturity Portfolio, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of shares of Limited Maturity Portfolio. No State Fund may borrow amounts in excess of 20% of its total assets, taken at market value (excluding the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes such as to meet redemption requests. Neither the State Funds nor Limited Maturity Portfolio will purchase securities while borrowings are outstanding.

  When-Issued Securities and Delayed Delivery Transactions. The State Funds and Limited Maturity Portfolio may purchase or sell Municipal Bonds on a delayed delivery basis or on a when-issued basis at fixed purchase or sale terms. These transactions arise when securities are purchased or sold with payment and delivery taking place in the future. The value of the obligation on the delivery date may be more or less than its purchase price. A separate account will be established with the respective Fund's custodian consisting of cash, cash equivalents or liquid securities having a market value at all times at least equal to the amount of the commitment.

  Indexed and Inverse Floating Obligations. The State Funds and Limited Maturity Portfolio may utilize indexed and inverse floating obligations in connection with their investment strategies. See the Municipal Bond Fund Prospectus and Limited Maturity Trust Prospectus for a detailed discussion of these policies. Limited Maturity Portfolio may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 10% of its total assets; for each of the State Funds, this limitation is 15%.

  Call Rights. Each State Fund may purchase, either directly from the issuer or from a third party, a Municipal Bond issuer's contractual right to call all or a portion of such Municipal Bond for mandatory tender for purchase (a "Call Right"). A State Fund purchasing a Call Right may or may not own the related Municipal Bond. A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of the related Municipal Bonds, subject to certain conditions. A Call Right that is not exercised prior to the maturity of the related Municipal Bond will expire without value. The economic effect of holding both the Call Right and the related Municipal Bond is identical to holding a Municipal Bond as a non-callable security. A State Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of that Fund's total assets.

  Forward Commitments. Limited Maturity Portfolio may purchase Municipal Bonds on a forward commitment basis at fixed purchase terms. The purchase will be recorded on the date Limited Maturity Portfolio enters into the commitment and the value of the security will hereafter be reflected in the calculation of Limited Maturity Portfolio's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of Limited Maturity Portfolio will be established with its custodian consisting of cash or liquid Municipal Bonds having a market value at all times at least equal to the amount of the forward commitment.

INFORMATION REGARDING OPTIONS AND FUTURES TRANSACTIONS

  Financial Futures Contracts and Options Thereon. The State Funds and Limited Maturity Portfolio are authorized to purchase and sell certain financial futures contracts ("financial futures contracts") and options thereon. Financial futures contracts and options thereon are used solely for the purposes of hedging a Fund's investments in Municipal Bonds against declines in value and hedging against increases in the cost of securities it intends to purchase. A financial futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument covered by the contract or, in the case of index-based financial futures contracts, to make and accept a cash settlement, at a specific future time for a specified price. A sale of financial futures contracts or options thereon may provide a hedge against a decline in the value of portfolio securities because such depreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts or options. A purchase of financial futures contracts or options thereon may provide a hedge against an increase in the cost of securities intended to be purchased, because such appreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts or options.

  The purchase or sale of a financial futures contract or option thereon differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker effecting the transaction equal to approximately 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the financial futures contract or option thereon fluctuates making the long and short positions in the financial futures contract or option thereon more or less valuable.

  Each Fund may purchase and sell financial futures contracts based on The Bond Buyer Municipal Bond Index, a price-weighted measure of the market value of 40 large tax-exempt issues, and purchase and sell put and call options on such financial futures contracts for the purpose of hedging Municipal Bonds that the Fund holds or anticipates purchasing against adverse changes in interest rates.

  Each State Fund also may purchase and sell financial futures contracts on U.S. Government securities and write and purchase put and call options on such financial futures contracts as a hedge against adverse changes in interest rates as described more fully in the Limited Maturity Trust Statement. With respect to U.S. Government securities, currently there are financial futures contracts based on long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

  Subject to policies adopted by the Trustees of the Trust, the State Funds also may enter into other financial futures transactions, such as financial futures contracts or options on other municipal bond indices which may become available, if FAM and the Trustees of the Trust should determine that there is normally a sufficient correlation between the prices of such financial futures contracts or options thereon and the Municipal Bonds in which a Fund invests to make such hedging appropriate.

  Risk Factors in Financial Futures Contracts and Options Thereon. Utilization of financial futures contracts and options thereon involves the risk of imperfect correlation in movements in the price of financial futures contracts and options thereon and movements in the price of the security that is the subject of the hedge. If the price of the financial futures contract or option thereon moves more or less than the price of the security that is the subject of the hedge, a Fund will experience a gain or loss that will not be completely offset by movements in the price of such security. There is a risk of imperfect correlation where the securities underlying financial futures contracts or options thereon have different maturities, ratings, geographic compositions or other characteristics than the security being hedged. In addition, the correlation may be affected by additions to or deletions from the index that serves as a basis for a financial futures contract or option thereon. Finally, in the case of financial futures contracts on U.S. Government securities and options on such financial futures contracts, the anticipated correlation of price movements between the U.S. Government securities underlying the financial futures contracts or options and Municipal Bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities.

  Under regulations of the Commodity Futures Trading Commission, the futures trading activities described herein will not result in a Fund's being deemed a "commodity pool," as defined under such regulations, provided that the Fund adheres to certain restrictions. In particular, the Fund may purchase and sell futures contracts and options thereon (i) for bona fide hedging purposes, and
(ii) for non-hedging purposes, if the aggregate initial margin and premiums required to establish positions in such contracts and options does not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts and options. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

  When a Fund purchases a financial futures contract, or writes a put option or purchases a call option thereon, it will maintain an amount of cash, cash equivalents (e.g., commercial paper and daily tender adjustable notes) or other liquid securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the financial futures contract, thereby ensuring that the use of such financial futures contract is unleveraged.

  Although certain risks are involved in financial futures contracts and options thereon, FAM believes that, because each Fund will engage in transactions involving financial futures contracts and options thereon only for hedging purposes, the options and futures portfolio strategies of a Fund will not subject the Fund to certain risks frequently associated with speculation in financial futures contracts and options thereon. A Fund may be restricted in engaging in transactions involving financial futures contracts and options thereon due to the Federal tax requirement that less than 30% of its gross income in each taxable year be derived from the sale or other disposition of securities held for less than three months. Under recently enacted legislation, this requirement will no longer apply to Limited Maturity Portfolio after its fiscal year ending June 30, 1998 or to the State Funds after their fiscal years ending July 31, 1998.

  The volume of trading in the exchange markets with respect to Municipal Bond options may be limited, and it is impossible to predict the amount of trading interest that may exist in such options. In addition, there can be no assurance that viable exchange markets will continue to be available.

  Each Fund intends to enter into financial futures contracts and options thereon, on an exchange or in the over-the-counter market, only if there appears to be a liquid secondary market for such financial futures contracts or options. There can be no assurance, however, that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close a financial futures contract position or the related option. The inability to close financial futures contract positions or the related options also could have an adverse impact on a Fund's ability to hedge effectively its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with which the Fund has an open position in a financial futures contract or the related option.

  The liquidity of a secondary market in a financial futures contract or option thereon may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a financial futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices in the past have reached or exceeded the daily limit on a number of consecutive trading days.

  The successful use of financial futures contracts and options thereon also depends on the ability of FAM to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent these rates remain stable during the period in which a financial futures contract or related option is held by a Fund or moves in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction. Furthermore, each State Fund only will engage in hedging transactions from time to time and may not necessarily be engaging in hedging transactions when movements in interest rates occur.

INVESTMENT RESTRICTIONS

  Other than as noted above under "The Reorganization--Comparison of the State Funds and Limited Maturity Portfolio--Investment Objectives and Policies" and "--Other Investment Policies," each of the State Funds and Limited Maturity Portfolio have identical investment restrictions. See "Investment
Restrictions" in the Municipal Bond Fund Statement and "Investment Restrictions" in the Limited Maturity Trust Statement.

PORTFOLIO COMPOSITION

  The following table sets forth certain information with respect to the composition of the investment portfolio of Limited Maturity Portfolio and of each of the State Funds as of July 31, 1997.

Limited Maturity Portfolio

                                                             VALUE
       S&P*       MOODY'S*        NUMBER OF ISSUES       (IN THOUSANDS)       PERCENT
       ----      ----------       ----------------       --------------       -------
       AAA       "Aaa"                   27                 $154,821            41.6%
       AA        "Aa"                    22                  116,609            31.3
       A         "A"                      8                   49,198            13.2
       BBB       "Baa"                    2                   17,742             4.8
       NR        NR                       0                        0               0
       SP1       VMIG1/MIG1               6                   33,664             9.1
                                        ---                 --------           -----
                                         65                 $372,034           100.0%
                                        ===                 ========           =====

State Funds

Arizona Fund

                                                           VALUE
       S&P*      MOODY'S*       NUMBER OF ISSUES       (IN THOUSANDS)       PERCENT
       ----      --------       ----------------       --------------       -------
       AAA        "Aaa"                 5                  $1,251             54.2%
       AA         "Aa"                  4                     892             38.7
       A          "A"                   1                     163              7.1
       BBB        "Baa"                 0                       0                0
       NR         NR                    0                       0                0
                                      ---                  ------            -----
                                       10                  $2,306            100.0%
                                      ===                  ======            =====

Massachusetts Fund

                                                           VALUE
       S&P*      MOODY'S*       NUMBER OF ISSUES       (IN THOUSANDS)       PERCENT
       ----      --------       ----------------       --------------       -------
       AAA        "Aaa"                 9                  $2,117             44.4%
       AA         "Aa"                  3                     646             13.5
       A          "A"                   5                   2,010             42.1
       BBB        "Baa"                 0                       0                0
       NR         NR                    0                       0                0
                                      ---                  ------            -----
                                       17                  $4,773            100.0%
                                      ===                  ======            =====

Michigan Fund

                                                           VALUE
       S&P*      MOODY'S*       NUMBER OF ISSUES       (IN THOUSANDS)       PERCENT
       ----      --------       ----------------       --------------       -------
       AAA        "Aaa"                13                  $2,644             64.3%
       AA         "Aa"                  6                   1,471             35.7
       A          "A"                   0                       0                0
       BBB        "Baa"                 0                       0                0
       NR         NR                    0                       0                0
                                      ---                  ------            -----
                                       19                  $4,115            100.0%
                                      ===                  ======            =====

                                                   (footnote on next page)

New Jersey Fund

                                                           VALUE
       S&P*      MOODY'S*       NUMBER OF ISSUES       (IN THOUSANDS)       PERCENT
       ----      --------       ----------------       --------------       -------
       AAA        "Aaa"                 9                  $3,838             89.8%
       AA         "Aa"                  1                     436             10.2
       A          "A"                   0                       0                0
       BBB        "Baa"                 0                       0                0
       NR         NR                    0                       0                0
                                      ---                  ------            -----
                                       10                  $4,274            100.0%
                                      ===                  ======            =====

New York Fund

                                                           VALUE
       S&P*      MOODY'S*       NUMBER OF ISSUES       (IN THOUSANDS)       PERCENT
       ----      --------       ----------------       --------------       -------
       AAA        "Aaa"                 8                 $ 5,570             42.4%
       AA         "Aa"                  6                   3,748             28.5
       A          "A"                   4                   2,730             20.8
       BBB        "Baa"                 2                   1,092              8.3
       NR         NR                    0                       0                0
                                      ---                 -------            -----
                                       20                 $13,140            100.0%
                                      ===                 =======            =====

Pennsylvania Fund

                                                           VALUE
       S&P*      MOODY'S*       NUMBER OF ISSUES       (IN THOUSANDS)       PERCENT
       ----      --------       ----------------       --------------       -------
       AAA        "Aaa"                 5                  $2,583             42.5%
       AA         "Aa"                  3                   1,709             28.1
       A          "A"                   2                   1,791             29.4
       BBB        "Baa"                 0                       0                0
       NR         NR                    0                       0                0
                                      ---                  ------            -----
                                       10                  $6,083            100.0%
                                      ===                  ======            =====

--------

* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations. S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A, BBB, BB, B and C ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in "Aa," "A," "Baa," "Ba" and "B" ratings. See Exhibit II--"Ratings of Municipal Bonds."

PORTFOLIO TRANSACTIONS

  The procedures for engaging in portfolio transactions are the same for each State Fund and Limited Maturity Portfolio. Subject to policies established by the Board of Trustees of the Trust and the Board of Directors of Municipal Bond Fund. FAM is primarily responsible for the execution of the portfolio transactions for the State Funds and Limited Maturity Portfolio. In executing such transactions, FAM seeks to obtain the best results for each entity, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While FAM generally seeks reasonably competitive commission rates, the State Funds and Limited Maturity Portfolio do not necessarily pay the lowest commission or spread available.

  Neither any State Fund nor Limited Maturity Portfolio has any obligation to deal with any broker or dealer in the execution of transactions in portfolio securities. Subject to obtaining the best price and execution, securities firms that provide supplemental investment research to FAM, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), may receive orders for transactions by a Fund. Information so received will be in addition to, and not in lieu of, the services required to be performed by FAM under its investment advisory agreements with the Trust and the Municipal Bond Fund, and the expenses of FAM will not necessarily be reduced as a result of the receipt of such supplemental information.

  The securities in which each State Fund and Limited Maturity Portfolio primarily invest are traded in the over-the-counter markets, and the State Funds and Limited Maturity Portfolio normally deal directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Under the Investment Company Act, except as permitted by exemptive order, persons affiliated with a State Fund or Limited Maturity Portfolio are prohibited from dealing with that fund as principals in the purchase and sale of securities. Since transactions in the over-the-counter markets usually involve transactions with dealers acting as principals for their own account, a State Fund or Limited Maturity Portfolio will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions, except that pursuant to an exemptive order obtained by FAM, a State Fund or Limited Maturity Portfolio may engage in principal transactions with Merrill Lynch in high quality, short-term, tax-exempt securities. In addition, the Funds may not purchase securities, including Municipal Bonds, during the existence of an underwriting syndicate of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board that either comply with rules adopted by the Commission or interpretations of the Commission staff. An affiliated person of a State Fund or Limited Maturity Portfolio may serve as its broker in over-the-counter transactions conducted on an agency basis.

  The Board of Trustees of the Trust and the Board of Directors of the Municipal Bond Fund have considered the possibility of recapturing for the benefit of the Trust or the Municipal Bond Fund brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the investment advisory fees paid by the State Funds or Limited Maturity Portfolio to FAM. After considering all factors deemed relevant, the respective Trustees and Directors made a determination not to seek such recapture. The Boards will reconsider this matter from time to time.

PORTFOLIO TURNOVER

  Generally, neither the State Funds nor Limited Maturity Portfolio purchases securities for short-term trading profits. However, any State Fund or Limited Maturity Portfolio may dispose of securities without regard to the time that they have been held when such action, for defensive or other reasons, appears advisable to FAM. However, the Funds monitor their trading so as to comply with the Federal tax requirement that less than 30% of gross income be derived from the sale or other disposition of securities held for less than three months. Under recently enacted legislation, this requirement will no longer apply to Limited Maturity Portfolio after its fiscal year ending June 30, 1998 or to the State Funds after their fiscal years ending July 31, 1998. As a result of the investment policies of the State Funds and of Limited Maturity Portfolio, their portfolio turnover rates may be higher than that of other investment companies; however, it is extremely difficult to predict portfolio turnover rates with any degree of accuracy. (The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by a fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.) The portfolio turnover rate of Limited Maturity Portfolio for the fiscal years ended June 30, 1997 and 1996 was 61.90% and 88.32%, respectively. For the fiscal years ended July 31, 1997 and 1996, the portfolio turnover rates for each of the State Funds were as follows:

                                                                 FISCAL YEAR
                                                               ENDED JULY 31,
                                                               ----------------
        FUND                                                    1997     1996
        ----                                                   -------  -------
      Arizona Fund............................................   38.21%   43.53%
      Massachusetts Fund......................................   22.93    22.71
      Michigan Fund...........................................   13.24    32.92
      New Jersey Fund.........................................   32.89     6.57
      New York Fund...........................................   36.53    51.47
      Pennsylvania Fund.......................................   20.88    30.90

ADDITIONAL INFORMATION

  Net Asset Value. The net asset value per share for each of the State Funds and for Limited Maturity Portfolio is determined as of 15 minutes after the close of business on the NYSE (generally, 4:00 p.m., New York time) on each day during which the NYSE is open for trading. For purposes of determining the net asset value of a share of beneficial interest of the State Funds or a share of Common Stock of Limited Maturity Portfolio, the value of the securities held plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) is divided by the total number of shares outstanding at such time rounded to the nearest cent. Expenses, including the fees payable to FAM, and any account maintenance and/or distribution fees are accrued daily.

  Stockholder Services. Limited Maturity Portfolio offers a number of stockholder services and investment plans designed to facilitate investment in its shares. In addition, U.S. stockholders of each class of shares of Limited Maturity Portfolio have an exchange privilege with certain other MLAM-advised mutual funds. Stockholder services, including exchange privileges, available to stockholders of the State Funds and Limited Maturity Portfolio are substantially the same. For a description of these services, see "Stockholder Services" in the Municipal Bond Fund Prospectus.

  Custodian. The Bank of New York, 90 Washington Street, 12th Floor, New York, New York 10286, acts as custodian of the cash and securities of the State Funds and Limited Maturity Portfolio.

  Transfer Agent, Dividend Disbursing Agent and Registrar. Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, serves as the transfer agent, dividend disbursing agent and registrar with respect to each State Fund and Limited Maturity Portfolio (the "Transfer Agent"), at the same rate, pursuant to separate registrar, transfer agency and service agreements with the Trust on behalf of each of the State Funds and with the Municipal Bond Fund on behalf of Limited Maturity Portfolio.

  Capital Stock. The Board of Trustees of the Trust is authorized to create an unlimited number of series and, with respect to each series, to issue an unlimited number of full and fractional shares of beneficial interest of $0.10 par value of different classes. Each of the State Funds constitutes a series of the Trust. The shares of each series are divided into four classes designated Class A, Class B, Class C and Class D shares.

  The Municipal Bond Fund has an authorized capital of 3,850,000,000 shares of common stock, divided into three series, each of which is divided into four classes, having a par value of $0.10 per share. The shares of each series are divided into four classes, designated Class A, Class B, Class C and Class D as follows:

                                                                       LIMITED
                                               INSURED    NATIONAL    MATURITY
      CLASS                                   PORTFOLIO   PORTFOLIO   PORTFOLIO
      -----                                  ----------- ----------- -----------
      A..................................... 500,000,000 375,000,000 150,000,000
      B..................................... 375,000,000 375,000,000 150,000,000
      C..................................... 375,000,000 375,000,000 150,000,000
      D..................................... 500,000,000 375,000,000 150,000,000

  The rights, preferences and expenses attributable to the Class A, Class B, Class C and Class D shares of the State Funds are substantially the same as those of the Class A, Class B, Class C and Class D shares of Limited Maturity Portfolio.

MANAGEMENT

  Directors. The Board of Directors of the Municipal Bond Fund currently consists of six persons, five of whom are not "interested persons," as defined in the Investment Company Act. The Directors are responsible for the overall supervision of the operations of the Municipal Bond Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act and under applicable Maryland law. Arthur Zeikel is a Director of Municipal Bond Fund and a Trustee of the Trust. There is otherwise no overlap between the Boards.

  The Directors of the Municipal Bond Fund are:

  ARTHUR ZEIKEL*--President of FAM and its affiliate, MLAM; President and Director of Princeton Services, Inc. ("Princeton Services"); and Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.").

  RONALD W. FORBES--Professor of Finance, School of Business, State University of New York at Albany.

  CYNTHIA A. MONTGOMERY--Professor of Competition and Strategy, Harvard Business School.

  CHARLES C. REILLY--Self-employed financial consultant; former President and Chief Investment Officer of Verus Capital, Inc.; former Senior Vice President of Arnhold and S. Bleichroeder, Inc.

  KEVIN A. RYAN--Professor of Education, Boston University; Founder and current Director of The Boston University Center for Advancement of Ethics and Character.

  RICHARD R. WEST--Dean Emeritus, New York University Leonard N. Stern School of Business Administration.
--------
* Interested person, as defined in the Investment Company Act, of the Municipal Bond Fund.

  Management and Advisory Arrangements. Pursuant to separate management agreements between the Trust and FAM on behalf of each State Fund, each State Fund pays FAM a monthly fee at the annual rate of 0.35% of the average daily net assets of that State Fund. The Municipal Bond Fund's investment advisory agreement with FAM provides that as compensation for FAM's services to Limited Maturity Portfolio, FAM receives at the end of each month a fee determined based on the annual rates set forth in the table below. These fee rates are applied to the average daily net assets of each of the three portfolios of the Municipal Bond Fund to the extent that the aggregate of the average daily net assets of the three combined portfolios of the Municipal Bond Fund exceeds $250 million, $400 million, $550 million and $1.5 billion, respectively (each such amount being a breakpoint level). The portion of the assets of a portfolio to which the rate at each breakpoint level applies will be determined on a "uniform percentage" basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate of the average daily net assets of the three combined portfolios of the Municipal Bond Fund that falls within that breakpoint level by the aggregate of the average daily net assets of the three combined portfolios. The amount of the fee for a portfolio at each breakpoint level is determined by multiplying the average daily net assets of that portfolio by the uniform percentage applicable to that breakpoint level and multiplying that product by the advisory fee rate.

                                                          RATE OF ADVISORY FEE
                                                          --------------------
         AGGREGATE OF AVERAGE DAILY NET ASSETS OF THE
        THREE COMBINED PORTFOLIOS OF THE MUNICIPAL BOND         LIMITED
                             FUND                          MATURITY PORTFOLIO
        -----------------------------------------------   --------------------
      Not exceeding $250 million.........................        0.40 %
      In excess of $250 million but not exceeding $400
       million...........................................        0.375
      In excess of $400 million but not exceeding $550
       million...........................................        0.35
      In excess of $550 million but not exceeding $1.5
       billion...........................................        0.325
      In excess of $1.5 billion..........................        0.325

  At July 31, 1997, the average daily net assets of the three portfolios of Municipal Bond Fund aggregated approximately $3.9 billion. At that date, the average daily net assets of Limited Maturity Portfolio were $415.5 million and the advisory fee rate of Limited Maturity Portfolio was 0.33%. For the fiscal year ended June 30, 1997, FAM received $1,552,369 from Limited Maturity Portfolio in advisory fees.

  As of October 31, 1997, the three portfolios of Municipal Bond Fund had aggregate net assets of $3,934,278,239; Limited Maturity Portfolio had net assets of $398,404,439. At this asset level, the advisory fee rate of Limited Maturity Portfolio would be 0.33%.

PURCHASE OF SHARES

  The class structure and purchase and distribution procedures for shares of the State Funds is substantially the same as those of Limited Maturity Portfolio. For a complete discussion of the four classes of shares and the purchase and distribution procedures related thereto, see "Merrill Lynch Select Pricing SM System" and "Purchase of Shares" in either the Municipal Bond Fund Prospectus or the Limited Maturity Trust Prospectus.

REDEMPTION OF SHARES

  The procedure for redeeming shares of Limited Maturity Portfolio is substantially the same as the procedure for redeeming shares of the State Funds. For purposes of computing any CDSC that may be payable upon disposition of Limited Maturity Portfolio Common Stock acquired by State Fund stockholders in the Reorganization, the holding period of State Fund shares outstanding on the date the Reorganization takes place will be tacked onto the holding period of Limited Maturity Portfolio Common Stock acquired in the Reorganization. Only Class A and Class D shares of Limited Maturity Portfolio Common Stock will be issued in the Reorganization. Class A and Class D shares are not subject to a CDSC except that certain purchases of $1,000,000 or more which are not subject to an initial sales charge may instead be subject to a CDSC of 0.20% of amounts redeemed within the first year after purchase. Such CDSC may be waived in connection with certain fee-based programs and will be waived with respect to Class A or Class D shares of Limited Maturity Portfolio Common Stock issued in the Reorganization.

VOTING RIGHTS

  Stockholders of Limited Maturity Portfolio are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a stockholder vote. The Municipal Bond Fund does not intend to hold meetings of stockholders in any year in which the Investment Company Act does not require stockholders to act upon any of the following matters: (i) election of Directors; (ii) approval of an investment advisory agreement; (iii) approval of distribution arrangements; and (iv) ratification of selection of independent accountants. Voting rights for Directors are not cumulative. Limited Maturity Portfolio Common Stock to be issued to the State Funds in the Reorganization and thereafter distributed to the State Fund stockholders will be fully paid and non-assessable, will have no preemptive rights, and will have the conversion rights described in this Prospectus and Proxy Statement and in the Municipal Bond Fund Prospectus. Each share of Limited Maturity Portfolio Common Stock is entitled to participate equally in dividends and distributions declared with respect to Limited Maturity Portfolio and in the net assets of Limited Maturity Portfolio on liquidation or dissolution after satisfaction of outstanding liabilities, except that Class B, Class C and Class D shares bear certain additional expenses. Rights attributable to shares of the State Funds are substantially the same as those described above.

STOCKHOLDER INQUIRIES

  Stockholder inquiries with respect to the State Funds and Limited Maturity Portfolio may be addressed by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

DIVIDENDS AND DISTRIBUTIONS

  The Trust's current policy with respect to dividends and distributions is substantially the same as Municipal Bond Fund's policy. It is the intention of the State Funds and of Limited Maturity Portfolio to distribute all of their net investment income, if any. In addition, each of the State Funds and Limited Maturity Portfolio declares and distributes all net realized capital gains, if any, to stockholders at least annually. Capital gains distributions will be automatically reinvested in shares unless the stockholder elects to receive such distributions in cash.

  See "Automatic Dividend Reinvestment Plan" below for information as to electing either dividend reinvestment or cash payments. Any portions of dividends and distributions which are taxable to stockholders are subject to income tax whether they are reinvested in shares of such fund or received in cash.

TAXATION OF LIMITED MATURITY PORTFOLIO, STATE FUNDS AND THEIR STOCKHOLDERS

  The tax consequences associated with investment in shares of Limited Maturity Portfolio Common Stock are substantially similar to the tax consequences associated with investment in shares of the State Funds. Limited Maturity Portfolio and the State Funds have elected and qualified for the special tax treatment afforded RICs under the Code. Consequently, the Funds (but not their stockholders) are not subject to Federal income tax on the part of their net ordinary income and net realized capital gains which they distribute to their Class A, Class B, Class C and Class D stockholders (together, the "Stockholders"). The Funds have distributed substantially all of such income in taxable years prior to the Reorganization and Limited Maturity Portfolio intends to distribute substantially all of such income in taxable years following the Reorganization.

  Each Fund has qualified, and Limited Maturity Portfolio intends to continue to qualify, to pay "exempt interest dividends" as defined in Section 852(b)(5) of the Code. Under such section if, at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax ("tax-exempt obligations") under
Section 103 of the Code (relating generally to obligations of a state or local governmental unit), the Fund is qualified to pay exempt-interest dividends to its Stockholders. Exempt-interest dividends are dividends or any part thereof paid by a Fund which are attributable to interest on tax-exempt obligations and designated as exempt-interest dividends in a written notice mailed to Stockholders within 60 days after the close of its taxable year. To the extent that the dividends distributed to a Fund's Stockholders are derived from interest income exempt from Federal income tax under Code Section 103(a) and are properly designated as exempt-interest dividends, they will be excludable from a Stockholder's gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a person's social security benefits and railroad retirement benefits subject to Federal income taxes. Interest on indebtedness incurred or continued to purchase or carry shares of a RIC paying exempt-interest dividends such as the Limited Maturity Portfolio, will not be deductible by the investor for purposes of Federal income taxes or state personal income taxes, where applicable, to the extent attributable to exempt-interest dividends. Stockholders are advised to consult their tax advisers with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a Stockholder would be treated as a "substantial user" or "related person" under Code Section 147(a) with respect to property financed with the proceeds of an issue of "industrial development bonds" or "private activity bonds," if any held by the Limited Maturity Portfolio.

  For investors in each of the State Funds, the portion of a Fund's exempt-interest dividends paid from interest received by the Fund from the municipal bonds of the designated state is also exempt from personal income tax in the designated state and, where applicable, corporate income or local personal income taxes. Currently, shares of a State Fund may also be exempt from state intangible personal property tax in the designated state. Stockholders subject to income taxation by states other than the designated state realize a lower after tax rate of return than Stockholders resident in the designated state since the dividends distributed by the particular State Fund generally are not exempt, to any significant degree, from income taxation by such other states. Stockholders of the State Funds should be aware that after the Reorganization, the distributions they receive from Limited Maturity Portfolio will be exempt from Federal income tax but generally will not be exempt to any significant degree from personal income tax at the state level.

  To the extent that a Fund's distributions are derived from interest on taxable securities or from an excess of net short-term capital gains over net long-term capital losses ("ordinary income dividends"), such distributions are considered ordinary income for Federal and state income tax purposes. Distributions, if any, from an excess of net long-term capital gains over net short-term capital losses derived from the sale of securities or from certain transactions in futures or options ("capital gain dividends") are taxable as long-term capital gains for Federal income tax purposes, regardless of the length of time a Stockholder has owned Fund shares, and for state income tax purposes, generally are treated as capital gains which are taxed at ordinary income tax rates. Recent legislation creates additional categories of capital gains taxable at different rates. Not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amounts of any exempt-interest dividends, ordinary income dividends or capital gain dividends, as well as the amount of capital gain dividends in the different categories of capital gain referred to above. Distributions by a Fund, whether from exempt-interest income, ordinary income or capital gains, are not eligible for the dividends received deduction allowed to corporations under the Code.

  The Code subjects interest received on certain otherwise tax-exempt securities to an alternative minimum tax. The alternative minimum tax applies to interest received on "private activity bonds" issued after August 7, 1986. Private activity bonds are bonds which, although tax-exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of "tax preference," which could subject certain investors in such bonds, including Stockholders of Limited Maturity Portfolio, to an alternative minimum tax. The Funds report to Stockholders within 60 days after the Fund's taxable year-end the portion of the Fund's dividends declared during the year which constitutes an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to an alternative minimum tax based, in part on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by a Fund will be included in adjusted current earnings, a corporate stockholder may be required to pay alternative minimum tax on exempt-interest dividends paid by a Fund.

  Under certain provisions of the Code, some Stockholders may be subject to a 31% withholding tax on certain ordinary income dividends and on capital gain dividends and redemption payments ("backup withholding"). Generally, Stockholders subject to backup withholding will be those for whom no taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such Stockholder is not otherwise subject to backup withholding.

  Ordinary income dividends paid to Stockholders who are nonresident aliens or foreign entities are subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law.

  A loss realized on a sale or exchange of shares of a Fund is disallowed if other Fund shares are acquired (whether under the Automatic Dividend Reinvestment Plan or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

  The Code provides that every Stockholder required to file a tax return must include for information purposes on such return the amount of exempt-interest dividends received from all sources (including the Funds) during the taxable year.

STATE OF ORGANIZATION

  The Trust is a Massachusetts business trust and is governed by its Declaration of Trust, By-laws and applicable Massachusetts law. The Municipal Bond Fund is a Maryland corporation and is governed by its Articles of Incorporation, By-laws and Maryland corporation law. Certain differences between the two forms of organization are summarized below. Stockholders of the State Funds entitled to vote at the Meeting may obtain a copy of the Trust's Declaration of Trust and By-laws or Municipal Bond Fund's Articles of Incorporation and By-laws, without charge, on written request to the Trust or Municipal Bond Fund, as the case may be.

  Shares of Capital Stock. The Declaration of Trust permits the Trustees to issue an unlimited number of shares and to divide such shares into an unlimited number of series or classes, all without stockholder approval. The Trust currently has eight series (including the State Funds) each of which is divided into four classes. The authorized capital stock of the Municipal Bond Fund consists of 3,850,000,000 shares of Common Stock, divided into three series (of which the Limited Maturity Portfolio is one), each of which is divided into four classes. The Directors of the Municipal Bond Fund may, without stockholder approval, increase the number of shares authorized and may classify and reclassify the shares of the Municipal Bond Fund into additional series or classes at a future date.

  Voting Requirements. The By-laws of the Municipal Bond Fund and the Maryland General Corporation Law (the "Maryland Code") provide that a special meeting of stockholders must be called upon the written request of stockholders representing 25% of the votes entitled to be cast at the meeting. The Declaration of Trust provides that special meetings of stockholders must be called upon the written request of holders of at least 10% of the outstanding shares of any series of the Trust.

  No amendments may be made to the Declaration of Trust, other than amendments necessary to conform the Declaration to certain laws or regulations, to change the name of the Trust, or to make certain non-material changes, without the affirmative vote of the holders of not less than a majority of the Trust's outstanding shares or of the affected series or class, as applicable. Under the Articles of Incorporation of the Municipal Bond Fund and the Maryland Code, the Articles of Incorporation of the Municipal Bond Fund may be amended upon adoption of a resolution to that effect by the Directors of the Municipal Bond Fund and approval of such resolution by the holders of a majority of the outstanding shares of the Municipal Bond Fund.

  Stockholder Meetings. Like the Trust, the Municipal Bond Fund will not be required to hold annual meetings of its stockholders. The initial Board of Trustees of the Trust and the initial Board of Directors of the Municipal Bond Fund were elected by the sole stockholder of the Trust and the Municipal Bond Fund, respectively, at the time of its organization and have served and will continue to serve as Trustees or Directors until they resign, die or are removed. The Trustees of the Trust may be removed for cause by a written instrument signed by at least two-thirds of the remaining Trustees or by vote of stockholders of the Trust holding not less than two-thirds of the shares then outstanding, cast in person or by proxy at any meeting called for the purpose. The By-laws of the Municipal Bond Fund permit removal of a Director by the holders of a majority of the outstanding shares of the Municipal Bond Fund.

  Stockholder Liability. Under Massachusetts law, stockholders of the Trust may, under certain circumstances, be held personally liable as partners for the Trust's obligations. However, the risk of a stockholder incurring financial loss on account of stockholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. As a Maryland corporation, the stockholders of the Municipal Bond Fund have no personal liability to the Municipal Bond Fund or its creditors with respect to their stock, except that a stockholder may be liable to the extent that (1) the subscription price or other agreed consideration for the stock has not been paid; or (2) liability is imposed under any other provision of Maryland law.

  Liability of Directors and Trustees. Maryland law provides that in addition to any other liabilities imposed by law, a Director may be liable to the Municipal Bond Fund for voting or assenting to the declaration of any dividend or other distribution of assets to Municipal Bond Fund stockholders that is contrary to Maryland law if it is established that the Director did not act in good faith, in a manner he or she reasonably believed to be in the best interest of the Municipal Bond Fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. In the event of any litigation against the Directors or officers of the Municipal Bond Fund, Maryland law permits, and the Municipal Bond Fund's By-laws require, the Municipal Bond Fund to indemnify a Director or officer for certain expenses and to advance money for such expenses only if he or she demonstrates that he or she acted in good faith and reasonably believed that his or her conduct was in, or not opposed to, the best interest of the Municipal Bond Fund and, with respect to a criminal proceeding, he or she had no reasonable cause to believe such conduct was unlawful. Under the Declaration of Trust, the Trustees would be personally liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Under the Declaration of Trust, Trustees, officers, agents and employees will be indemnified against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by them in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of their being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which they have been adjudicated to have acted in bad faith or with willful misfeasance, gross negligence or reckless disregard of their duties, provided, however, that as to any matter disposed of by a compromise payment, pursuant to a consent decree or otherwise, no indemnification either for that payment or for any other expenses may be provided unless the Trust has received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of the person seeking indemnification. The Trustees may make advance payments in connection with indemnification, provided that the indemnified person has given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification.

  The foregoing is only a summary of certain of the differences between the Municipal Bond Fund's Articles of Incorporation and By-laws and Maryland law and the Trust's Declaration of Trust and By-laws and Massachusetts law. It is not a complete list of differences. Stockholders should refer to the provisions of such Articles of Incorporation, By-laws, Maryland law, and the Declaration of Trust, By-laws and Massachusetts law directly for a more thorough comparison.

                     AGREEMENT AND PLAN OF REORGANIZATION

GENERAL

  Under the Agreement and Plan of Reorganization (attached hereto as Exhibit
I), Limited Maturity Portfolio will acquire substantially all of the assets, and will assume substantially all of the liabilities, of the State Funds, in exchange solely for an equal aggregate value of Limited Maturity Portfolio Common Stock. Upon receipt by the Trust of such shares of Common Stock, the Trust will distribute the shares to the stockholders of the State Funds in exchange for their shares of beneficial interest of the State Funds, as described below.

  Generally, the assets transferred by each State Fund to Limited Maturity Portfolio will equal all investments of such State Fund held in its portfolio as of the Valuation Time (as defined in the Agreement and Plan of Reorganization) and all other assets of such State Fund as of such time, except for any cash or cash equivalents reserved by such State Fund to discharge its unpaid or contingent liabilities existing at the Valuation Time. Any unexpended portion of the foregoing funds retained by each State Fund will be disbursed by such State Fund pro rata to its stockholders of record as of the date of the Reorganization upon consummation of the Reorganization as a final liquidating dividend.

  The Trust will distribute Limited Maturity Portfolio Common Stock received by it pro rata to the stockholders of each State Fund in exchange for such stockholders' proportional interests in such State Fund. Stockholders of each State Fund who hold Class A shares as of the Valuation Time will receive Class A shares of Limited Maturity Portfolio Common Stock and stockholders of each State Fund who hold Class B, Class C or Class D shares as of the Valuation Time will receive Class D shares of Limited Maturity Portfolio Common Stock; such shares of Limited Maturity Portfolio Common Stock will have the same aggregate net asset value as each such stockholder's interest in such State Fund as of the Valuation Time. (See "Terms of the Agreement and Plan of Reorganization--Valuation of Assets and Liabilities" below in this section for information concerning the calculation of net asset value.) The distribution will be accomplished by opening new accounts on the books of Limited Maturity Portfolio in the names of all stockholders of each State Fund, including stockholders holding such State Fund shares in certificate form, and transferring to each stockholder's account Limited Maturity Portfolio Common Stock representing such stockholder's interest previously credited to the account of such State Fund. Stockholders holding State Fund shares in certificate form may receive certificates representing Limited Maturity Portfolio Common Stock credited to their account in respect of such State Fund shares by sending the certificates to the Transfer Agent accompanied by a written request for such exchange.

  Since Limited Maturity Portfolio Common Stock would be issued at net asset value in exchange for the net assets of each State Fund having a value equal to the aggregate net asset value of those shares of such State Fund, the net asset value per share of Limited Maturity Portfolio should remain virtually unchanged solely as a result of the Reorganization. Thus, the Reorganization should result in virtually no dilution of net asset value of Limited Maturity Portfolio immediately following consummation of the Reorganization. However, as a result of the Reorganization, a stockholder of each State Fund likely would hold a reduced percentage of ownership in Limited Maturity Portfolio than he or she did in such State Fund prior to the Reorganization.

PROCEDURE

  On September 26, 1997, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons," as defined in the Investment Company Act, of the Trust, approved the Agreement and Plan of Reorganization and the submission of such Agreement and Plan of Reorganization to the State Funds' stockholders for approval. The Board of Directors of the Municipal Bond Fund, including all of the Directors present at the meeting who are not "interested persons," approved the Agreement and Plan of Reorganization on September 18, 1997.

  If the stockholders of each State Fund approve the Reorganization at the Meeting and certain conditions are met or waived, the Reorganization will take place as early as possible in calendar year 1998.

  THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT THE STOCKHOLDERS OF THE STATE FUNDS APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION.

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

  The following is a summary of the significant terms of the Agreement and Plan of Reorganization. This summary is qualified in its entirety by reference to the Agreement and Plan of Reorganization, attached hereto as Exhibit I.

  Valuation of Assets and Liabilities. The respective assets of the State Funds and Limited Maturity Portfolio will be valued as of the Valuation Time. The assets in each State Fund and in Limited Maturity Portfolio will be valued according to the procedures set forth under "Additional Information-- Determination of Net Asset Value" in the Municipal Bond Fund Prospectus. Purchase orders for any State Fund shares that have not been confirmed as of the Valuation Time will be treated as assets of such State Fund for purposes of the Reorganization; redemption requests that have not settled as of the Valuation Time will be treated as liabilities for purposes of the Reorganization.

  Distribution of Limited Maturity Portfolio Common Stock. On the next full business day following the Valuation Time (the "Exchange Date"), the Municipal Bond Fund will issue to the Trust a number of shares of Limited Maturity Portfolio Common Stock the aggregate net asset value of which will equal the aggregate net asset value of shares of each of the State Funds as of the Valuation Time. Each holder of shares of beneficial interest of each State Fund will receive, in exchange for his or her proportionate interest in such State Fund, Limited Maturity Portfolio Common Stock having the same aggregate net asset value as the shares of such State Fund held by such stockholder as of the Valuation Time. Holders of Class A shares of the State Funds will receive Class A shares of Limited Maturity Portfolio Common Stock; holders of Class B, Class C or Class D shares of the State Funds will receive Class D shares of Limited Maturity Portfolio Common Stock.

  Expenses. The Agreement and Plan of Reorganization provides for the allocation of the expenses of the Reorganization between the State Funds and the Limited Maturity Portfolio. FAM has informed the Funds that it intends to pay all expenses relating to the Reorganization.

  Required Approvals. Under the Trust's Declaration of Trust (as amended to date) and relevant Massachusetts law, stockholder approval of the Agreement and Plan of Reorganization requires the affirmative vote of stockholders of each State Fund voting separately and representing a majority of the outstanding shares of each State Fund entitled to be voted thereon.

  Amendments and Conditions. The Agreement and Plan of Reorganization may be amended at any time prior to the Exchange Date with respect to any of the terms therein. The obligations of the Trust and Municipal Bond Fund pursuant to the Agreement and Plan of Reorganization are subject to various conditions, including a registration statement on Form N-14 being declared effective by the Commission, approval of the Reorganization by the stockholders of the State Funds, a favorable IRS ruling being received as to tax matters, an opinion of counsel as to securities matters being received and the continuing accuracy of various representations and warranties of the Trust and Municipal Bond Fund being confirmed by the respective parties.

  Postponement, Termination. Under the Agreement and Plan of Reorganization, the Board of Trustees of the Trust and the Board of Directors of the Municipal Bond Fund, respectively, may cause the Reorganization to be postponed or abandoned should either Board determine that it is in the best interests of the stockholders of any State Fund or Limited Maturity Portfolio, respectively, to do so. The Agreement and Plan of Reorganization may be terminated, and the Reorganization abandoned, at any time, whether before or after adoption thereof by the stockholders of the State Funds, prior to the Exchange Date, or the Exchange Date may be postponed: (i) by mutual consent of the Board of Trustees of the Trust and the Board of Directors of the Municipal Bond Fund; (ii) the Board of Trustees of the Trust if any condition to the Trust's obligations has not been fulfilled or waived by such Board; or (iii) by the Board of Directors of the Municipal Bond Fund if any condition to the Municipal Bond Fund's obligations has not been fulfilled or waived by such Board.

POTENTIAL BENEFITS TO STOCKHOLDERS OF THE STATE FUNDS AS A RESULT OF THE REORGANIZATION

  The Board of Trustees of the Trust has identified certain potential benefits to stockholders of the State Funds that are likely to result from the Reorganization. First, following the Reorganization, State Fund stockholders will remain invested in an open-end fund that has an investment objective similar to that of the State Funds, although not identical. In addition, State Fund stockholders are likely to experience certain additional benefits, including lower expenses per share, economies of scale and greater flexibility in portfolio management.

  Specifically, after the Reorganization, on a pro forma combined basis, Limited Maturity Portfolio would pay an advisory fee to FAM at a lower annual rate than that currently due from the State Funds. If the aggregate assets of the three portfolios decreases, however, the advisory fee rate of the Limited Maturity Portfolio could increase to a level that is higher than the advisory fee rate currently applicable to the State Funds. Also, the total operating expenses of Limited Maturity Portfolio after the Reorganization, as a percentage of net assets, would be less than the current operating expenses for each of the State Funds. However, since inception, FAM has voluntarily waived the advisory fees payable by each of the State Funds and has reimbursed each State Fund for a portion of its expenses (excluding 12b-1 plan fees). There can be no assurance that FAM will not discontinue or modify this waiver of fees or reimbursement of expenses at any time. In addition, certain fixed costs, such as costs of printing stockholder reports and proxy statements, legal expenses, audit fees, registration fees, mailing costs and other expenses, would be spread across a larger asset base, thereby lowering the expense ratio borne by stockholders of the State Funds. To illustrate the potential economies of scale, the table below shows, for the year ended July 31, 1997, the total operating expense ratio for the Class A shares of each of the State Funds, of Limited Maturity Portfolio and of Limited Maturity Portfolio on a pro forma basis as if the Reorganization had taken place on August 1, 1996 (the first day of the year ended July 31, 1997).

                                                           PRO FORMA
                                                    -----------------------
                             TOTAL       BASED ON      TOTAL
                           OPERATING    NET ASSETS   OPERATING   BASED ON
                            EXPENSE        AS OF      EXPENSE       NET
                         RATIO(%)(a)(b) 7/31/97($)  RATIO(%)(c)  ASSETS($)
                         -------------- ----------- ----------- -----------
Arizona Fund............      3.21        3,357,395     --              --
Massachusetts Fund......      2.52        5,135,751     --              --
Michigan Fund...........      3.50        4,251,345     --              --
New Jersey Fund.........      1.65        6,322,601     --              --
New York Fund...........      1.16       14,565,335     --              --
Pennsylvania Fund.......      1.75        7,738,657     --              --
Limited Maturity
 Portfolio..............      0.41      413,877,781    0.41     455,248,865

--------
(a) FAM has in the past voluntarily waived all of the advisory fees due from each of the State Funds and voluntarily reimbursed each State Fund for a portion of its other expenses (excluding Rule 12b-1 plan fees). The Total Operating Expense Ratio does not give effect to any such waiver or reimbursement because FAM may discontinue or reduce such waiver of fees and/or assumption of expenses at any time without notice. The actual Total Operating Expense Ratio for the year ended July 31, 1997, net of the waiver of fees and/or assumption of expenses, would be:

                                                 TOTAL OPERATING EXPENSE RATIO
                                               AFTER WAIVER AND REIMBURSEMENT(%)
                                               ---------------------------------
   Arizona Fund...............................                .94
   Massachusetts Fund.........................                .99
   Michigan Fund..............................                .94
   New Jersey Fund............................                .94
   New York Fund..............................                .70
   Pennsylvania Fund..........................                .99

(b) Class A share ratios are shown because Class A shares are not subject to class specific distribution and account maintenance fees.

(c) Assumes Reorganization had taken place on August 1, 1996 (the first day of the year ended July 31, 1997).

  The following table sets forth the approximate average net assets of each of the State Funds and of Limited Maturity Portfolio for each entity's last three fiscal years.

                                                    NET ASSETS($)
                         --------------------------------------------------------------------
                          ARIZONA  MASSACHUSETTS MICHIGAN  NEW JERSEY  NEW YORK  PENNSYLVANIA
   PERIOD                  FUND        FUND        FUND       FUND       FUND        FUND
   ------                --------- ------------- --------- ---------- ---------- ------------
Year ended 7/31/97...... 3,791,000   6,323,000   4,279,000  7,284,000 16,470,000  8,502,000
Year ended 7/31/96...... 6,131,000   8,782,000   4,689,000  9,649,000 16,570,000  8,627,000
Year ended 7/31/95...... 7,562,000  11,856,000   5,508,000 11,323,000 14,904,000  9,829,000

   PERIOD                                          LIMITED MATURITY PORTFOLIO($)
   ------                                          -----------------------------
Year ended 6/30/97................................          467,286,826
Year ended 6/30/96................................          575,561,212
Year ended 6/30/95................................          822,018,788

  The preceding table illustrates that (i) the net assets of each of the State Funds (other than the New York Fund which experienced an increase in 1996 over 1995) and of Limited Maturity Portfolio have generally been decreasing over the past several years and (ii) in all cases (other than the New York Fund), average net assets for the most recent fiscal year, are below the net asset levels achieved for the 1995 fiscal year. FAM anticipates that if this decrease in net assets were to continue, the State Funds and Limited Maturity Portfolio might experience increasingly higher operating expense ratios. Conversely, FAM anticipates that the State Funds and Limited Maturity Portfolio as a combined entity might experience certain economies of scale, which might in turn result in a reduction in the entity's overall operating expense ratio. The State Funds alone might experience the opposite result, that is, a higher operating expense ratio due to continuing reductions in already relatively small asset bases. Although there can be no assurance that the foregoing would in fact occur, FAM believes that the economies of scale that may be realized as a result of the Reorganization would be beneficial to stockholders of each of the State Funds.

  The Board of Trustees of the Trust also considered the difference in the risks associated with certain of the investment strategies used by Limited Maturity Portfolio that are not used by the State Funds.

  Based on the foregoing, the Board concluded that the Reorganization presents no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In approving the Reorganization, the Board of Trustees of the Trust determined that the interests of existing stockholders of the State Funds would not be diluted as a result of the Reorganization.

TAX CONSEQUENCES OF THE REORGANIZATION

  General. The Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under
Section 368(a)(1)(C) of the Code. The State Funds and Limited Maturity Portfolio have elected and qualified for the special tax treatment afforded "regulated investment companies" under the Code, and the Limited Maturity Portfolio intends to continue to so qualify after the Reorganization. The State Funds and Limited Maturity Portfolio have jointly requested a private letter ruling from the IRS to the effect that for Federal income tax purposes:
(i) the Reorganization, as described, will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and each State Fund and Limited Maturity Portfolio will be deemed a "party" to the Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with
Section 361(a) of the Code, no gain or loss will be recognized to any State Fund as a result of the asset transfer or on the distribution of Limited Maturity Portfolio Common Stock to stockholders of each State Fund under
Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to Limited Maturity Portfolio as a result of receipt of assets of the State Funds in exchange for shares of Limited Maturity Portfolio; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the stockholders of any State Fund on the receipt of Limited Maturity Portfolio Common Stock in exchange for their shares of such State Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets of each State Fund in the hands of Limited Maturity Portfolio will be the same as the tax basis of such assets in the hands of such State Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of Limited Maturity Portfolio Common Stock received by the stockholders of each State Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of each State Fund surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a stockholder's holding period for Limited Maturity Portfolio Common Stock will be determined by including the period for which such stockholder held the shares of the State Fund exchanged therefor, provided that such State Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, Limited Maturity Portfolio's holding period with respect to the assets transferred by each State Fund will include the period for which the assets were held by such State Fund; and (ix) the taxable year of each State Fund will end on the effective date of the Reorganization, and pursuant to Section 381(a) of the Code and regulations thereunder, Limited Maturity Portfolio will succeed to and take into account certain tax attributes of such State Fund, such as earnings and profits, capital loss carryovers and method of accounting.

  Stockholders of the State Funds should be aware that after the Reorganization, the distributions they receive from Limited Maturity Portfolio will be exempt from Federal income tax but generally will not be exempt to any significant degree from personal income tax at the state level.

  Stockholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, stockholders also should consult their tax advisers as to the foreign, state and local tax consequences of the Reorganization.

  Status as a Regulated Investment Company. The Reorganization will not affect the status of Limited Maturity Portfolio as a RIC under the Code. Each State Fund will terminate as a series of the Trust pursuant to the Reorganization.

APPRAISAL RIGHTS

  A stockholder of any of the State Funds who does not vote in favor of the Reorganization may have the right under Massachusetts law to object to the Reorganization and demand payment for his or her shares from the applicable State Fund and an appraisal thereof upon compliance with the procedures specified in Sections 86 through 98 of the Massachusetts Business Corporation Law (the "Massachusetts Business Corporation Law"), which are set forth in
Exhibit III hereto. A vote against the Reorganization or the execution of a proxy directing such a vote will not satisfy the requirements of those provisions. A failure to vote against the Reorganization will not constitute a waiver of such rights. The State Funds take the position that, if available, this statutory right of appraisal may be exercised only by stockholders of record.

  Section 92 of the Massachusetts Business Corporation Law provides that for purposes of payment to any stockholder who elects to exercise his or her statutory right of appraisal, the value of shares of such stockholder is to be determined as of the day preceding the date of the stockholders' vote approving the Agreement and Plan of Reorganization. However, the Commission's Division of Investment Management has taken the position that such valuation procedures would constitute violation of Rule 22c-1 under the Investment Company Act (the "forward pricing" rule which in substance prohibits a registered investment company from redeeming its shares except at a price based on the net asset value of such shares next computed after such shares have been tendered for redemption) and that Rule 22c-1 supersedes contrary provisions of state statutes. Under the terms of the Agreement and Plan of Reorganization, Limited Maturity Portfolio will assume the obligations of each of the State Funds, if any, with respect to statutory rights of appraisal. In the event that any stockholder elects to exercise his or her statutory right of appraisal under Massachusetts law, it is the present intention of Limited Maturity Portfolio to petition a court of competent jurisdiction to determine whether such right of appraisal has been superseded by the provisions of Rule 22c-1. In such event a dissenting stockholder may not receive any payment until disposition of any such court proceeding.

  For federal income tax purposes, dissenting stockholders obtaining payment for their shares will recognize gain or loss measured by the difference between any such payment and the tax basis for their shares. Stockholders are advised to consult their personal tax advisers as to the tax consequences of dissenting.

  Stockholders of the State Funds will, of course, continue to be able to redeem their shares of the applicable State Fund at the current net asset value until the close of business on the day five business days prior to the effective date of the Reorganization. Redemption requests received by the State Funds thereafter will be treated as requests for the redemption of shares of Limited Maturity Portfolio Common Stock received by the stockholder in the Reorganization.

CAPITALIZATION

  The following table sets forth as of July 31, 1997 (i) the capitalization of each State Fund, (ii) the capitalization of Limited Maturity Portfolio and
(iii) the pro forma capitalization of Limited Maturity Portfolio as adjusted to give effect to the Reorganization.

  PRO FORMA CAPITALIZATION OF THE STATE FUNDS, LIMITED MATURITY PORTFOLIO AND
                              THE COMBINED FUND*
                              AS OF JULY 31, 1997

                                                  ARIZONA FUND
                                  ---------------------------------------------
                                    CLASS A      CLASS B   CLASS C    CLASS D
                                  ------------ ----------- -------- -----------
Total Net Assets................. $    709,319 $ 2,135,376 $ 36,084 $   476,616
Shares Outstanding...............       69,741     209,967    3,545      46,841
Net Asset Value Per Share........ $      10.17 $     10.17 $  10.18 $     10.18
                                               MASSACHUSETTS FUND
                                  ---------------------------------------------
                                    CLASS A      CLASS B   CLASS C    CLASS D
                                  ------------ ----------- -------- -----------
Total Net Assets................. $  1,355,818 $ 2,806,894 $274,926 $   698,113
Shares Outstanding...............      135,068     279,567   27,406      69,563
Net Asset Value Per Share........ $      10.04 $     10.04 $  10.03 $     10.04
                                                  MICHIGAN FUND
                                  ---------------------------------------------
                                    CLASS A      CLASS B   CLASS C    CLASS D
                                  ------------ ----------- -------- -----------
Total Net Assets................. $  1,368,162 $ 1,410,732 $  1,231 $ 1,471,220
Shares Outstanding...............      135,574     139,786      122     145,888
Net Asset Value Per Share........ $      10.09 $     10.09 $  10.09 $     10.08
                                                 NEW JERSEY FUND
                                  ---------------------------------------------
                                    CLASS A      CLASS B   CLASS C    CLASS D
                                  ------------ ----------- -------- -----------
Total Net Assets................. $  1,734,544 $ 4,108,454 $241,191 $   238,412
Shares Outstanding...............      170,998     404,782   26,241      23,497
Net Asset Value Per Share........ $      10.14 $     10.15 $   9.19 $     10.15
                                                  NEW YORK FUND
                                  ---------------------------------------------
                                    CLASS A      CLASS B   CLASS C    CLASS D
                                  ------------ ----------- -------- -----------
Total Net Assets................. $  2,605,219 $ 8,209,327 $ 67,418 $ 3,683,371
Shares Outstanding...............      254,768     802,714    6,593     360,094
Net Asset Value Per Share........ $      10.23 $     10.23 $  10.23 $     10.23
                                                PENNSYLVANIA FUND
                                  ---------------------------------------------
                                    CLASS A      CLASS B   CLASS C    CLASS D
                                  ------------ ----------- -------- -----------
Total Net Assets................. $    735,726 $ 5,134,207 $  7,869 $ 1,860,855
Shares Outstanding...............       71,902     501,850      766     181,770
Net Asset Value Per Share........ $      10.23 $     10.23 $  10.27 $     10.24
                                           LIMITED MATURITY PORTFOLIO
                                  ---------------------------------------------
                                    CLASS A      CLASS B   CLASS C    CLASS D
                                  ------------ ----------- -------- -----------
Total Net Assets................. $340,141,818 $53,107,866 $128,373 $20,499,724
Shares Outstanding...............   34,147,124   5,330,319   12,913   2,056,678
Net Asset Value Per Share........ $       9.96 $      9.96 $   9.94 $      9.97

                                                 COMBINED FUND*
                                  ---------------------------------------------
  ADJUSTED**                        CLASS A      CLASS B   CLASS C    CLASS D
  ----------                      ------------ ----------- -------- -----------
Total Net Assets................. $348,647,168 $53,107,866 $128,373 $53,349,184
Shares Outstanding...............   35,000,983   5,330,319   12,913   5,352,369
Net Asset Value Per Share........ $       9.96 $      9.96 $   9.94 $      9.97

--------
 * Combined Fund refers to Limited Maturity Portfolio after giving effect to the Reorganization.

** Total Net Assets and Net Asset Value Per Share include the aggregate value of each State Fund's net assets which would have been transferred to Limited Maturity Portfolio had the Reorganization been consummated on July 31, 1997. Data does not take into account expenses incurred in connection with the Reorganization or the actual number of shares that would have been issued. No assurance can be given as to how many shares of Limited Maturity Portfolio the stockholders of the State Funds will receive on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Limited Maturity Portfolio that actually will be received on or after such date.

                  INFORMATION CONCERNING THE SPECIAL MEETING

DATE, TIME AND PLACE OF MEETING

  The Meeting will be held on January 5, 1998 at the offices of MLAM, 800 Scudders Mill Road, Plainsboro, New Jersey, at 9:00 a.m., New York time.

SOLICITATION, REVOCATION AND USE OF PROXIES

  A stockholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of the Trust. Although mere attendance at the Meeting will not revoke a proxy, a stockholder present at the Meeting may withdraw his proxy and vote in person.

  All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated, the shares will be voted "FOR" the approval of the Agreement and Plan of Reorganization.

  It is not anticipated that any matters other than the adoption of the Agreement and Plan of Reorganization will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

RECORD DATE AND OUTSTANDING SHARES

  The Board of Trustees of the Trust has fixed the close of business on November 10, 1997 as the record date (the "Record Date") for the determination of stockholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Stockholders on the Record Date will be entitled to one vote for each share held, with no shares having cumulative voting rights. As of the Record Date, for each State Fund there were issued and outstanding the number of shares of beneficial interest, par value $.10 per share, listed below:

                                                              SHARES OUTSTANDING
                                                                ON THE RECORD
                                                                     DATE
                                                              ------------------
      Arizona Fund...........................................       344,230
      Massachusetts Fund.....................................       431,791
      Michigan Fund..........................................       404,691
      New Jersey Fund........................................       609,963
      New York Fund..........................................     1,562,395
      Pennsylvania Fund......................................       706,519

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT OF THE STATE FUNDS AND LIMITED MATURITY PORTFOLIO

  To the knowledge of the management of the Trust, no person owned beneficially 5% or more of the outstanding shares of any State Fund or of any class of shares of any State Fund at the Record Date.

  To the knowledge of the Municipal Bond Fund, at the date hereof, no person or entity owns beneficially 5% or more of any class of shares of Limited Maturity Portfolio or of all classes of Limited Maturity Portfolio in the aggregate.

  On the Record Date, the Trustees and officers of the Trust as a group (12 persons) owned an aggregate of less than 1% of the outstanding shares of any State Fund. On the Record Date, Mr. Zeikel, a Trustee and officer of the Trust, and the other officers of the Trust owned an aggregate of less than 1% of the outstanding shares of Common Stock of ML & Co.

  On the Record Date, the Directors and officers of the Municipal Bond Fund as a group (12 persons) owned an aggregate of less than 1% of the outstanding shares of Limited Maturity Portfolio Common Stock. On the Record Date, Mr. Zeikel, a Director and officer of the Municipal Bond Fund, and the other officers of Municipal Bond Fund owned an aggregate of less than 1% of the outstanding shares of Common Stock of ML & Co.

VOTING RIGHTS AND REQUIRED VOTE

  For purposes of this Proxy Statement and Prospectus, each share of each class of each State Fund is entitled to one vote. Approval of the Agreement and Plan of Reorganization requires the affirmative vote of stockholders representing more than 50% of the outstanding shares of each State Fund. See
Exhibit III--"Sections 86 through 98 of Chapter 156B of the Massachusetts General Laws (the Massachusetts Business Corporation Law)" for a discussion of dissenters' rights under Massachusetts law.

  If, by the time scheduled for the Meeting, sufficient votes in favor of the Agreement and Plan of Reorganization are not received from the stockholders of the applicable State Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from stockholders. Any such adjournment will require the affirmative vote of a majority of the shares of the applicable State Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the applicable State Fund's stockholders.

                            ADDITIONAL INFORMATION

  The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by the State Funds and Limited Maturity Portfolio pro rata according to the aggregate net assets of the State Fund or Limited Maturity Portfolio on the date of the Reorganization. Such expenses are currently estimated to be $255,000. FAM has informed the Funds that it intends to pay all expenses relating to the Reorganization.

  The State Funds will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to the beneficial owners of shares of the State Funds and certain persons that the State Funds may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners of shares of the State Funds.

  In order to obtain the necessary vote at the Meeting, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Trust. It is expected that the cost of such supplementary solicitation, if any, will be nominal. The Funds have retained Tritech Services, an affiliate of ML & Co., with offices at 4 Corporate Place, Piscataway, New Jersey, to aid in the solicitation of proxies from holders of shares held in nominee or "street" name at a cost to be borne by FAM of approximately $12,000, plus out-of-pocket expenses.

  Broker-dealer firms, including Merrill Lynch, holding State Fund shares in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares on each proposal before the Meeting. Broker-dealer firms, including Merrill Lynch, will not be permitted to grant voting authority without instructions with respect to the approval of the Agreement and Plan of Reorganization. The Trust will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of stockholders of each State Fund exists. Properly executed proxies that are returned, but that are marked "abstain" or on which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Since approval of the Agreement and Plan of Reorganization requires the affirmative vote of stockholders of each State Fund voting separately and representing a majority of the outstanding shares of each State Fund, abstentions and broker non-votes will have the same effect as a vote against the Agreement and Plan of Reorganization.

  This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto that the Municipal Bond Fund has filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

  The Trust and the Municipal Bond Fund both file reports and other information with the Commission. Reports, proxy statements, registration statements and other information filed by the Trust and the Municipal Bond Fund can be inspected and copied at the public reference facilities of the Commission in Washington, D.C. and at the New York Regional Office of the Commission at Seven World Trade Center, New York, New York 10048. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, the Limited Maturity Trust Prospectus, the Limited Maturity Trust Statement, the Municipal Bond Fund Prospectus, the Municipal Bond Fund Statement, other material incorporated by reference and other information regarding the Funds.

                               LEGAL PROCEEDINGS

  There are no material legal proceedings to which the Trust or the Municipal Bond Fund is a party.

                                LEGAL OPINIONS

  Certain legal matters in connection with the Reorganization will be passed upon for the Trust by Brown & Wood LLP, One World Trade Center, New York, New York, and for the Municipal Bond Fund by Rogers & Wells, 200 Park Avenue, New York, New York. Brown & Wood LLP will rely as to matters of Massachusetts law on the opinion of Bingham Dana LLP. Rogers & Wells will rely as to matters of Maryland law on the opinion of Wilmer, Cutler & Pickering.

                                    EXPERTS

  The financial highlights of each of the State Funds and of Limited Maturity Portfolio included in this Proxy Statement and Prospectus have been so included in reliance on the reports of Deloitte & Touche LLP, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of Deloitte & Touche LLP is 117 Campus Drive, Princeton, New Jersey 08540.

                             STOCKHOLDER PROPOSALS

  A stockholder proposal intended to be presented at any subsequent meeting of stockholders of the Trust must be received by the Trust a reasonable time before the Board of Trustees solicitation relating to such meeting is to be made in order to be considered in the Trust's proxy statement and form of proxy relating to that meeting.

                                          By Order of the Board of Trustees,

                                          Lawrence A. Rogers
                                          Secretary

                                                                      EXHIBIT I

                     AGREEMENT AND PLAN OF REORGANIZATION

  THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 24th day of November, 1997, by and between Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, a Massachusetts business trust (the "Limited Maturity Trust"), and Merrill Lynch Municipal Bond Fund, Inc., a Maryland corporation (the "Municipal Bond Fund").

                            PLAN OF REORGANIZATION

  The reorganization will comprise the acquisition by Limited Maturity Portfolio (the "Limited Maturity Portfolio"), a series of the Municipal Bond Fund, of substantially all of the assets, and the assumption of substantially all of the liabilities, of Merrill Lynch Arizona Limited Maturity Municipal Bond Fund (the "Arizona Fund"), Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund (the "Massachusetts Fund"), Merrill Lynch Michigan Limited Maturity Municipal Bond Fund (the "Michigan Fund"), Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund (the "New Jersey Fund"), Merrill Lynch New York Limited Maturity Municipal Bond Fund (the "New York Fund") and Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund (the "Pennsylvania Fund"), each a series of the Limited Maturity Trust (collectively, the "State Funds"), in exchange solely for an equal aggregate value of newly issued shares of Limited Maturity Portfolio's common stock, with a par value of $.10 per share (the "Limited Maturity Portfolio Common Stock"), and the subsequent distribution of Corresponding Shares (defined below) of Limited Maturity Portfolio to the stockholders of the State Funds in exchange for their shares of beneficial interest of the State Funds, each with a par value of $.10 per share, all upon and subject to the terms hereinafter set forth (the "Reorganization").

  In the course of the Reorganization, shares of Limited Maturity Portfolio will be distributed to the stockholders of the State Funds as follows: each holder of Class A shares of each of the State Funds will be entitled to receive Class A shares of Limited Maturity Portfolio Common Stock. Holders of Class B, Class C and Class D shares of each of the State Funds will be entitled to receive Class D shares of Limited Maturity Portfolio Common Stock. (The exchanged shares discussed above shall be referred to as "Corresponding Shares"). The aggregate net asset value of Limited Maturity Portfolio to be received by each stockholder of each of the State Funds will equal the aggregate net asset value of the State Fund shares owned by such stockholder on the Exchange Date (as defined in Section 7 of this Agreement). In consideration therefor, on the Exchange Date, Limited Maturity Portfolio shall acquire substantially all of the assets of each of the State Funds and assume substantially all of the obligations and liabilities then existing, whether absolute, accrued, contingent or otherwise of each of the State Funds. It is intended that the Reorganization described in this Plan shall be a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

  As promptly as practicable after the consummation of the Reorganization, the Trustees of the Limited Maturity Trust shall take such action necessary to terminate the designation of the series of the Limited Maturity Trust representing each State Fund in accordance with the laws of the Commonwealth of Massachusetts.

                                   AGREEMENT

  In order to consummate the Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and intending to be legally bound, the Limited Maturity Trust and the Municipal Bond Fund hereby agree as follows:

  1. Representations and Warranties of the Limited Maturity Trust.

  The Limited Maturity Trust represents and warrants to, and agrees with, the Municipal Bond Fund that:

    (a) The Limited Maturity Trust is a trust with transferable shares duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out this Agreement. The Limited Maturity Trust has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

    (b) The Limited Maturity Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company (File No. 811-6282), and such registration has not been revoked or rescinded and is in full force and effect. The Limited Maturity Trust has elected and qualified each State Fund for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since inception and intends to continue to so qualify for the taxable year in which the Exchange Date occurs.

    (c) As used in this Agreement, the term "Investments" shall mean (i) the investments of each of the State Funds shown on the schedule of its investments as of the Valuation Time (as defined in Section 3(c) of this Agreement) furnished to the Municipal Bond Fund, with such additions thereto and deletions therefrom as may have arisen in the course of each State Fund's business up to the Valuation Time; and (ii) all other assets owned by each State Fund or liabilities incurred as of the Valuation Time, except that each State Fund shall retain cash, bank deposits or cash equivalent securities in an estimated amount necessary to (1) discharge its unpaid liabilities on its books at the Valuation Time (including, but not limited to, its income dividend and capital gains distributions, if any, payable for the period prior to the Valuation Time), and (2) pay such contingent and other liabilities as the Trustees of the Limited Maturity Trust reasonably shall deem to exist against such State Fund, if any, at the Valuation Time, for which contingent and other appropriate liability reserves shall be established on such State Fund's books. Each State Fund also shall retain any and all rights which it may have over and against any other person which may have accrued up to the Valuation Time. Any unexpended portion of the foregoing funds retained by each State Fund shall be disbursed by such State Fund pro rata to its stockholders upon consummation of the Reorganization as a final liquidating dividend.

    (d) The Limited Maturity Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

    (e) The Municipal Bond Fund has been furnished with a statement of assets and liabilities and a schedule of investments of each State Fund, each as of July 31, 1997, said financial statements having been examined by Deloitte & Touche llp, independent public accountants. An unaudited statement of assets and liabilities of each State Fund and an unaudited schedule of investments of each State Fund, each as of the Valuation Time, will be furnished to the Municipal Bond Fund at or prior to the Exchange Date for the purpose of determining the number of shares of Limited Maturity Portfolio to be issued pursuant to Section 4 of this Agreement; and each will fairly present the financial position of the applicable State Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

    (f) The Municipal Bond Fund has been furnished with the Limited Maturity Trust's Annual Report to Stockholders for the year ended July 31, 1997 and any subsequent Semi-Annual Report to Stockholders which may be available, and the financial statements appearing in such reports fairly present the financial position of the Limited Maturity Trust and of each State Fund as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

    (g) The Municipal Bond Fund has been furnished with the prospectus and statement of additional information of the Limited Maturity Trust with respect to the State Funds, dated November 27, 1996, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

    (h) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Limited Maturity Trust, threatened against it or any State Fund which assert liability on the part of the Limited Maturity Trust or any State Fund or which materially affect their financial condition or their ability to consummate the Reorganization. Neither the Limited Maturity Trust nor any State Fund is charged with or, to the best of the knowledge of the Limited Maturity Trust, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

    (i) There are no material contracts outstanding to which the Limited Maturity Trust is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (o) below) or will not otherwise be disclosed to the Municipal Bond Fund prior to the Valuation Time.

    (j) The Limited Maturity Trust is not a party to or obligated under any provision of its Declaration of Trust, as amended, or its by-laws, as amended, or any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

    (k) No State Fund has any known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as a series of an investment company since July 31, 1997, and those incurred in connection with the Reorganization. As of the Valuation Time, the Limited Maturity Trust will advise the Municipal Bond Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time with respect to each State Fund.

    (l) The Limited Maturity Trust has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of the Limited Maturity Trust and of each State Fund have been adequately provided for on its books, and no tax deficiency or liability of the Limited Maturity Trust or any State Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

    (m) At both the Valuation Time and the Exchange Date, the Limited Maturity Trust will have full right, power and authority to sell, assign, transfer and deliver the Investments. At the Exchange Date, subject only to the delivery of the Investments as contemplated by this Agreement, the Limited Maturity Trust will have good and marketable title to all of the Investments, and the Municipal Bond Fund will acquire all of the Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Investments or materially affect title thereto).

    (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Limited Maturity Trust of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "Securities Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

    (o) The registration statement filed by the Municipal Bond Fund on Form N-14 relating to the shares of Limited Maturity Portfolio to be issued pursuant to this Agreement which includes the proxy statement of the Limited Maturity Trust with respect to the State Funds and the prospectus of the Municipal Bond Fund with respect to the transaction contemplated herein, and any supplement or amendment thereto or to the documents therein (as amended, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the stockholders' meeting referred to in Section 6(a) of this Agreement and on the Exchange Date, insofar as it relates to the State Funds (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Limited Maturity Trust with respect to the State Funds for use in the N-14 Registration Statement as provided in Section 7 of this Agreement.

    (p) The Limited Maturity Trust is authorized to create an unlimited number of series and, with respect to each series, to issue an unlimited number of shares of beneficial interest, par value $.10 per share, of different classes, each outstanding share of which is fully paid, and nonassessable and has full voting rights.

    (q) The books and records of the Limited Maturity Trust with respect to the State Funds made available to the Municipal Bond Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the State Funds.

    (r) The Limited Maturity Trust will not sell or otherwise dispose of any of the shares of Limited Maturity Portfolio to be received in the Reorganization, except in distribution to the stockholders of the State Funds.

    (s) At or prior to the Exchange Date, the Limited Maturity Trust will have obtained any and all regulatory, Trustee and stockholder approvals with respect to each State Fund, necessary to effect the Reorganization as set forth herein.

  2. Representations and Warranties of the Municipal Bond Fund.

  The Municipal Bond Fund represents and warrants to, and agrees with, the Limited Maturity Trust that:

    (a) The Municipal Bond Fund is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. The Municipal Bond Fund has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

    (b) The Municipal Bond Fund is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-2688), and such registration has not been revoked or rescinded and is in full force and effect. The Municipal Bond Fund has elected and qualified Limited Maturity Portfolio for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since inception, and intends to continue to qualify the Limited Maturity Portfolio both until consummation of the Reorganization and thereafter.

    (c) The Municipal Bond Fund has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Directors and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

    (d) The Limited Maturity Trust has been furnished with a statement of assets and liabilities and a schedule of investments of Limited Maturity Portfolio, each as of June 30, 1997, said financial statements having been examined by Deloitte & Touche llp, independent public accountants. An unaudited statement of assets and liabilities of Limited Maturity Portfolio and an unaudited schedule of investments of Limited Maturity Portfolio, each as of the Valuation Time, will be furnished to the Limited Maturity Trust at or prior to the Exchange Date for the purpose of determining the number of shares of Limited Maturity Portfolio to be issued pursuant to
  Section 4 of this Agreement; and each will fairly present the financial position of Limited Maturity Portfolio as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

    (e) The Limited Maturity Trust has been furnished with the Municipal Bond Fund's Annual Report to Stockholders for the year ended June 30, 1997 and any subsequent Semi-Annual Reports to Stockholders which may be available, and the financial statements appearing therein fairly present the financial position of the Municipal Bond Fund and Limited Maturity Portfolio as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

    (f) The Limited Maturity Trust has been furnished with the prospectus and statement of additional information of the Municipal Bond Fund with respect to Limited Maturity Portfolio, dated October 7, 1997 and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

    (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Municipal Bond Fund, threatened against it or Limited Maturity Portfolio which assert liability on the part of the Municipal Bond Fund or Limited Maturity Portfolio or which materially affect their financial condition or their ability to consummate the Reorganization. Neither the Municipal Bond Fund nor Limited Maturity Portfolio is charged with or, to the best of the knowledge of the Municipal Bond Fund, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

    (h) There are no material contracts outstanding to which the Municipal Bond Fund is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to the Limited Maturity Trust prior to the Valuation Time.

    (i) The Municipal Bond Fund is not a party to or obligated under any provision of its Articles of Incorporation, as amended, or its by-laws, as amended, or any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

    (j) Limited Maturity Portfolio has no known liabilities of a material amount, contingent or otherwise, other than those shown on Limited Maturity Portfolio's statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as a series of an investment company since June 30, 1997 and those incurred in connection with the Reorganization. As of the Valuation Time, the Municipal Bond Fund will advise the Limited Maturity Trust in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time with respect to Limited Maturity Portfolio.

    (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Municipal Bond Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

    (l) The N-14 Registration Statement, on its effective date, at the time of the stockholders' meeting referred to in Section 6(a) of this Agreement and at the Exchange Date, insofar as it relates to Limited Maturity Portfolio (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection only shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Municipal Bond Fund with respect to Limited Maturity Portfolio for use in the N-14 Registration Statement as provided in Section 7 of this Agreement.

    (m) The Municipal Bond Fund is authorized to issue 3,850,000,000 shares of common stock, par value $.10 per share, divided into three series, including Limited Maturity Portfolio, each of which is divided into four classes, designated Class A, Class B, Class C and Class D Common Stock. Class A, Class B, Class C and Class D of Limited Maturity Portfolio each consist of 150,000,000 shares, each outstanding share of which is fully paid and nonassessable and has full voting rights.

    (n) Limited Maturity Portfolio shares to be issued to the Limited Maturity Trust for distribution to the stockholders of the State Funds pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no stockholder of the Municipal Bond Fund will have any preemptive right of subscription or purchase in respect thereof.

    (o) At or prior to the Exchange Date, Limited Maturity Portfolio shares to be transferred to the Limited Maturity Trust for distribution to the stockholders of the State Funds on the Exchange Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of Limited Maturity Portfolio presently are qualified, and there are a sufficient number of such shares registered under the 1933 Act and with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

    (p) At or prior to the Exchange Date, the Municipal Bond Fund will have obtained any and all regulatory, Director and stockholder approvals with respect to Limited Maturity Portfolio, necessary to issue the shares of Limited Maturity Portfolio to the Limited Maturity Trust for distribution to the stockholders of the State Funds.

  3. The Reorganization.

    (a) Subject to receiving the requisite approval of the stockholders of each of the State Funds, and to the other terms and conditions contained herein, the Limited Maturity Trust agrees to convey, transfer and deliver to the Municipal Bond Fund for the benefit of Limited Maturity Portfolio, and the Municipal Bond Fund agrees to acquire from the Limited Maturity Trust for the benefit of Limited Maturity Portfolio, on the Exchange Date all of the Investments (including interest accrued as of the Valuation Time on debt instruments), and cause Limited Maturity Portfolio to assume substantially all of the liabilities of each of the State Funds, in exchange solely for that number of shares of Limited Maturity Portfolio provided in Section 4 of this Agreement. Pursuant to this Agreement, as soon as practicable the Limited Maturity Trust will distribute all shares of Limited Maturity Portfolio received by it to the stockholders of each of the State Funds in exchange for their corresponding State Fund shares. Such distribution shall be accomplished by the opening of stockholder accounts on the stock ledger records of Limited Maturity Portfolio in the amounts due the stockholders of each of the State Funds based on their respective holdings in such State Fund as of the Valuation Time.

    (b) The Limited Maturity Trust will pay or cause to be paid to the Municipal Bond Fund for the benefit of Limited Maturity Portfolio any interest it receives on or after the Exchange Date with respect to the Investments transferred to the Municipal Bond Fund for the benefit of Limited Maturity Portfolio hereunder.

    (c) The Valuation Time shall be 4:00 p.m., New York time, on February 13, 1998, or such earlier or later day and time as may be mutually agreed upon in writing (the "Valuation Time").

    (d) Limited Maturity Portfolio will acquire substantially all of the assets of, and assume substantially all of the known liabilities of, each of the State Funds, except that recourse for such liabilities will be limited to the net assets of each of the State Funds acquired by Limited Maturity Portfolio. The known liabilities of each of the State Funds as of the Valuation Time shall be confirmed in writing to the Municipal Bond Fund by the Limited Maturity Trust pursuant to Section 1(k) of this Agreement.

    (e) The existence of each of the State Funds will terminate following the distribution referred to in subparagraph (a) above and a majority of the Trustees shall execute and lodge among the records of the Trust an instrument in writing setting forth the fact of such termination and cause a copy thereof to be filed in the Office of the Secretary of State of The Commonwealth of Massachusetts.

4. Issuance and Valuation of Shares of the Limited Maturity Portfolio in the Reorganization.

  Full shares of Limited Maturity Portfolio, and to the extent necessary, any fractional shares of Limited Maturity Portfolio, of an aggregate net asset value equal to the net asset value of the assets of each of the State Funds acquired, determined as hereinafter provided, reduced by the amount of liabilities of each State Fund assumed by Limited Maturity Portfolio, shall be issued by the Municipal Bond Fund in exchange for such assets of each of the State Funds. The net asset value of each of the State Funds and Limited Maturity Portfolio shall be determined in accordance with the procedures described in the Municipal Bond Fund Prospectus with respect to Limited Maturity Portfolio as of the Valuation Time. Such valuation and determination shall be made by the Municipal Bond Fund in cooperation with the Limited Maturity Trust. The Municipal Bond Fund shall issue Class A shares and Class D shares of Limited Maturity Portfolio to the Limited Maturity Trust in certificates or share deposit receipts registered in the name of the Limited Maturity Trust. The Limited Maturity Trust shall redeliver such certificates to Merrill Lynch Financial Data Services, Inc. and shall distribute the Class A and Class D shares of Limited Maturity Portfolio so received to the stockholders of the State Funds as follows: holders of Class A shares of each of the State Funds will receive Class A shares of Limited Maturity Portfolio and holders of Class B, Class C and Class D shares of each of the State Funds will receive Class D shares of Limited Maturity Portfolio.

5. Payment of Expenses.

  (a) With respect to expenses incurred in connection with the Reorganization,
(i) the Municipal Bond Fund shall cause Limited Maturity Portfolio to pay all expenses incurred which are attributable solely to Limited Maturity Portfolio and the conduct of its business, (ii) the Limited Maturity Trust shall cause each State Fund to pay all expenses incurred which are attributable solely to each such State Fund and the conduct of its business, and (iii) the Municipal Bond Fund and the Limited Maturity Trust shall cause Limited Maturity Portfolio and the State Funds, respectively, to pay, subsequent to the Exchange Date and pro rata according to net assets of Limited Maturity Portfolio and each of the State Funds on the Exchange Date, all expenses incurred in connection with the Reorganization, including, but not limited to, all costs related to the preparation and distribution of the N-14 Registration Statement. Such fees and expenses shall include legal and accounting fees, printing costs, filing fees, portfolio transfer taxes (if any), and any similar expenses incurred in connection with the Reorganization. The Limited Maturity Trust shall pay all expenses associated with the termination of each of the State Funds under Massachusetts law.

  (b) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

6. Covenants of the Limited Maturity Trust and the Municipal Bond Fund.

  (a) The Limited Maturity Trust agrees to call special meetings of stockholders of each of the State Funds as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement, and it shall be a condition to the obligations of each of the parties hereto that the holders of a majority of the shares of each of the State Funds issued and outstanding and entitled to vote thereon, shall have approved this Agreement at such a meeting at or prior to the Valuation Time.

  (b) The Limited Maturity Trust and the Municipal Bond Fund each covenants to operate the business of the State Funds and Limited Maturity Portfolio, respectively, as presently conducted between the date hereof and the Exchange Date.

  (c) The Limited Maturity Trust agrees that following the consummation of the Reorganization, (i) it will terminate each State Fund in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law, (ii) it will not make any distributions of any shares of Limited Maturity Portfolio other than to the stockholders of the State Funds and without first paying or adequately providing for the payment of all of the State Funds' liabilities not assumed by Limited Maturity Portfolio, if any, and (iii) on and after the Exchange Date it shall not conduct any business with respect to each of the State Funds except in connection with such State Fund's termination.

  (d) The Municipal Bond Fund will file the N-14 Registration Statement with the Securities and Exchange Commission (the "Commission") and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. The Limited Maturity Trust and the Municipal Bond Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to the State Funds and Limited Maturity Portfolio, respectively, to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act, the 1940 Act, and the rules and regulations thereunder and the applicable state securities laws, if any.

  (e) The Limited Maturity Trust and the Municipal Bond Fund each agrees that by the Exchange Date all of the Federal and other tax returns and reports required to be filed on or before such date by the State Funds and Limited Maturity Portfolio, respectively, shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Funds agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Municipal Bond Fund agrees to retain for a period of ten (10) years following the Exchange Date all returns, schedules and work papers and all material records or other documents relating to tax matters of each State Fund for its taxable period first ending after the Exchange Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Exchange Date, the Limited Maturity Trust shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by or with respect to each State Fund with respect to such State Fund's final taxable year ending with its termination and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Limited Maturity Trust (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 for any State Fund after the Exchange Date shall be borne by such State Fund to the extent such expenses have been accrued by such State Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by Fund Asset Management, L.P. ("FAM") at the time such tax returns and Forms 1099 are prepared.

  (f) The Limited Maturity Trust agrees to mail to stockholders of record of each State Fund entitled to vote at the special meeting of stockholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

  (g) Following the consummation of the Reorganization, Limited Maturity Portfolio expects to stay in existence and continue its business as a series of an open-end management investment company registered under the 1940 Act.

7. Exchange Date.

  (a) Delivery of the assets of the State Funds to be transferred, together with any other Investments, and the shares of Limited Maturity Portfolio to be issued, shall be made at the offices of Brown & Wood LLP, One World Trade Center, New York, New York 10048, at 10:00 a.m. on the next full business day following the Valuation Time, or at such other place, time and date agreed to by the Limited Maturity Trust and the Municipal Bond Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date." To the extent that any Investments, for any reason, are not transferable on the Exchange Date, the Limited Maturity Trust shall cause such Investments to be transferred to the Municipal Bond Fund's account with The Bank of New York at the earliest practicable date thereafter.

  (b) The Limited Maturity Trust will deliver to the Municipal Bond Fund on the Exchange Date confirmations or other adequate evidence as to the tax basis of each of the Investments delivered to the Municipal Bond Fund hereunder, certified by Deloitte & Touche llp.

  (c) As soon as practicable after the close of business on the Exchange Date, Limited Maturity Trust shall deliver to Municipal Bond Fund a list of the names and addresses of all of the stockholders of record of each State Fund on the Exchange Date and the number of shares of such State Fund owned by each such stockholder, certified to the best of their knowledge and belief by the transfer agent for Limited Maturity Trust or by its President.

8. The Limited Maturity Trust Conditions.

  The obligations of the Limited Maturity Trust hereunder shall be subject to the following conditions:

  (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of the holders of a majority of the shares of each of the State Funds, issued and outstanding and entitled to vote thereon, voting separately as a class, and by the Board of Directors of the Municipal Bond Fund; and that the Municipal Bond Fund shall have delivered to the Limited Maturity Trust a copy of the resolution approving this Agreement adopted by the Municipal Bond Fund's Board of Directors, certified by the Secretary of the Municipal Bond Fund.

  (b) That the Municipal Bond Fund shall have furnished to the Limited Maturity Trust a statement of Limited Maturity Portfolio's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on Municipal Bond Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by Municipal Bond Fund's President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Limited Maturity Portfolio since June 30, 1997, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

  (c) That Municipal Bond Fund shall have furnished to Limited Maturity Trust a certificate signed by Municipal Bond Fund's President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that, as of the Valuation Time and as of the Exchange Date all representations and warranties of Municipal Bond Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that Municipal Bond Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

  (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

  (e) That the Limited Maturity Trust shall have received an opinion as to Maryland law of Wilmer, Cutler & Pickering, Maryland counsel to the Municipal Bond Fund, in form satisfactory to Limited Maturity Trust and dated the Exchange Date, to the effect that (i) Municipal Bond Fund is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland; (ii) the Corresponding Shares of Limited Maturity Portfolio to be delivered to stockholders of the State Funds as provided for by this Agreement are duly authorized and, upon delivery, will be validly issued and outstanding and fully paid and nonassessable by Municipal Bond Fund, and no stockholder of Municipal Bond Fund has any preemptive right to subscription or purchase in respect thereof (pursuant to the Articles of Incorporation, as amended, or the by-laws of Municipal Bond Fund or, to the best of such counsel's knowledge, otherwise); (iii) this Agreement has been duly authorized, executed and delivered by Municipal Bond Fund, and represents a valid and binding contract, enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto; provided, that such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iv) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate the Articles of Incorporation, as amended, the by-laws of Municipal Bond Fund or Maryland law; (v) no consent, approval, authorization or order of any Maryland court or governmental authority is required for the consummation by Municipal Bond Fund of the Reorganization, except such as have been obtained under Maryland law; and (vi) such opinion is solely for the benefit of Limited Maturity Trust and its Trustees and officers. In giving the opinion set forth above, Wilmer, Cutler & Pickering may state that it is relying on certificates of officers of Limited Maturity Trust and Municipal Bond Fund with regard to matters of fact and certain certificates and written statements of government officials with respect to the good standing of Limited Maturity Trust and Municipal Bond Fund.

  (f) That Limited Maturity Trust shall have received an opinion of Rogers & Wells, as counsel to Municipal Bond Fund, in form satisfactory to Limited Maturity Trust and dated the Exchange Date, to the effect that (i) no consent, approval, authorization or order of any United States Federal court or governmental authority is required for the consummation by Municipal Bond Fund of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder and under applicable state securities laws, if any; (ii) the N-14 Registration Statement has become effective under the 1933 Act, no stop order suspending the effectiveness of the N-14 Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act, and the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective dates, appear on their face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder;
(iii) the descriptions in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown; and (iv) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (v) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provision of any agreement (known to such counsel) to which Municipal Bond Fund is a party or by which Municipal Bond Fund is bound; (vi) Municipal Bond Fund, to the knowledge of such counsel, is not required to qualify to do business as a foreign corporation in any jurisdiction, except as may be required by state securities laws, and except where each has so qualified or the failure so to qualify would not have a material adverse effect on Municipal Bond Fund, or its stockholders; (vii) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against Municipal Bond Fund, the unfavorable outcome of which would materially and adversely affect Municipal Bond Fund; and (viii) all corporate actions required to be taken by Municipal Bond Fund to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary corporate actions on the part of Municipal Bond Fund. Such opinion also shall state that (x) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to its attention that would lead it to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto, (1) the N-14 Registration Statement or any amendment or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the prospectus included in the N-14 Registration Statement contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (y) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to Limited Maturity Portfolio contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Rogers & Wells may state that it is relying on certificates of officers of the Municipal Bond Fund with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of the Municipal Bond Fund and on the opinion of Wilmer, Cutler & Pickering as to matters of Maryland law.

  (g) That the Municipal Bond Fund on behalf of Limited Maturity Portfolio shall have received a private letter ruling from the Internal Revenue Service to the effect that for Federal income tax purposes (i) the transfer of substantially all of the Investments to Limited Maturity Portfolio in exchange solely for shares of Limited Maturity Portfolio as provided in this Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and each State Fund and Limited Maturity Portfolio will be deemed to be a "party" to the Reorganization within the meaning of Section 368(b); (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to any State Fund as a result of the asset transfer solely in exchange for shares of Limited Maturity Portfolio or on the distribution of Limited Maturity Portfolio stock to stockholders of the respective State Fund under Section 361(c)(1); (iii) under Section 1032 of the Code, no gain or loss will be recognized to Limited Maturity Portfolio on the receipt of assets of the State Funds in exchange for shares of Limited Maturity Portfolio; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the stockholders of any State Fund on the receipt of Corresponding Shares of Limited Maturity Portfolio in exchange for their shares of such State Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets of each State Fund in the hands of Limited Maturity Portfolio will be the same as the tax basis of such assets in the hands of such State Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares of Limited Maturity Portfolio received by the stockholders of each State Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of such State Fund surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a stockholder's holding period for the Corresponding Shares of Limited Maturity Portfolio will be determined by including the period for which such stockholder held the shares of the State Fund exchanged therefor, provided, that such State Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, Limited Maturity Portfolio's holding period with respect to the assets transferred by each State Fund will include the period for which the assets were held by such State Fund; and (ix) the taxable year of each State Fund will end on the effective date of the Reorganization, and pursuant to Section 381(a) of the Code and regulations thereunder, Limited Maturity Portfolio will succeed to and take into account certain tax attributes of such State Fund, such as earnings and profits, capital loss carryovers and method of accounting.

  (h) That all proceedings taken by the Municipal Bond Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Limited Maturity Trust.

  (i) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Municipal Bond Fund, contemplated by the Commission.

  (j) That the Limited Maturity Trust shall have received from Deloitte & Touche llp a letter dated as of the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to the Limited Maturity Trust, to the effect that (i) they are independent public accountants with respect to the Municipal Bond Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of Limited Maturity Portfolio included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; and (iii) on the basis of limited procedures agreed upon by the Limited Maturity Trust and the Municipal Bond Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of Limited Maturity Portfolio included in the N-14 Registration Statement, and inquiries of certain officials of the Municipal Bond Fund responsible for financial and accounting matters, nothing came to its attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by the Limited Maturity Trust and the Municipal Bond Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to Limited Maturity Portfolio appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of the Municipal Bond Fund or from schedules prepared by officials of the Municipal Bond Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

  (k) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under
Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of the Municipal Bond Fund or would prohibit the Reorganization.

  (l) That the Limited Maturity Trust shall have received from the Commission such orders or interpretations as Brown & Wood llp, as counsel to the Limited Maturity Trust, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

9. The Municipal Bond Fund Conditions.

  The obligations of the Municipal Bond Fund hereunder shall be subject to the following conditions:

  (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees of the Limited Maturity Trust and by the affirmative vote of the holders of a majority of the shares of beneficial interest of each of the State Funds issued and outstanding and entitled to vote thereon, voting separately as a class; and that the Limited Maturity Trust shall have delivered to the Municipal Bond Fund a copy of the resolution approving this Agreement adopted by the Limited Maturity Trust's Board of Trustees, and a certificate setting forth the vote of the stockholders of each State Fund obtained, each certified by the Secretary of the Limited Maturity Trust.

  (b) That the Limited Maturity Trust shall have furnished to the Municipal Bond Fund a statement of each State Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Limited Maturity Trust's behalf by its President (or any Vice President) and its Treasurer, and a certificate of both such officers, dated the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of each State Fund since July 31, 1997, other than changes in the Investments since that date or changes in the market value of the Investments.

  (c) That the Limited Maturity Trust shall have furnished to the Municipal Bond Fund a certificate signed by the Limited Maturity Trust's President (or any Vice President) and its Treasurer, dated the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Limited Maturity Trust made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Limited Maturity Trust has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

  (d) That the Limited Maturity Trust shall have delivered to the Municipal Bond Fund a letter from Deloitte & Touche llp, dated the Exchange Date, stating that such firm has performed a limited review of the Federal, state and local income tax returns of the Limited Maturity Trust with respect to each State Fund for the period ended July 31, 1997 (which returns originally were prepared and filed by the Limited Maturity Trust), and that based on such limited review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the Federal, state and local income taxes of the Limited Maturity Trust for the period covered thereby; and that for the period from August 1, 1997, to and including the Exchange Date and for any taxable year of the Limited Maturity Trust ending upon the termination of the last State Fund to be so terminated, such firm has performed a limited review to ascertain the amount of applicable Federal, state and local taxes, and has determined that either such amount has been paid or reserves established for payment of such taxes, this review to be based on unaudited financial data; and that based on such limited review, nothing has come to their attention which caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of Federal, state and local taxes for the period from August 1, 1997, to and including the Exchange Date and for any taxable year of the Limited Maturity Trust ending upon the termination of the last State Fund to be so terminated or that the Limited Maturity Trust would not continue to qualify as a regulated investment company for Federal income tax purposes.

  (e) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

  (f) That the Municipal Bond Fund shall have received an opinion of Bingham Dana llp, Massachusetts counsel to the Limited Maturity Trust, in form satisfactory to the Municipal Bond Fund and dated the Exchange Date, to the effect that (i) the Limited Maturity Trust is a trust with transferable shares validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts; (ii) this Agreement has been duly authorized, executed and delivered by the Limited Maturity Trust, and represents a valid and binding contract, enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, provided, that such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iii) the Limited Maturity Trust has the power to sell, assign, transfer and deliver the assets transferred by it hereunder and, upon consummation of the Reorganization in accordance with the terms of this Agreement, the Limited Maturity Trust will have duly transferred such assets and liabilities in accordance with this Agreement; (iv) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate the Declaration of Trust, as amended, the by-laws of the Limited Maturity Trust or Massachusetts law; (v) no consent, approval, authorization or order of any Massachusetts court or governmental authority is required for the consummation by the Limited Maturity Trust of the Reorganization, except such as have been obtained under Massachusetts law; and (vi) such opinion is solely for the benefit of the Municipal Bond Fund and its Directors and officers. In giving the opinion set forth above, Bingham Dana llp may state that it is relying on certificates of officers of the Limited Maturity Trust and the Municipal Bond Fund with regard to matters of fact and certain certificates and written statements of government officials with respect to the good standing of the Limited Maturity Trust.

  (g) That the Municipal Bond Fund shall have received an opinion of Brown & Wood llp, as counsel to the Limited Maturity Trust, in form satisfactory to the Municipal Bond Fund and dated the Exchange Date, with respect to the matters specified in Section 8(f) of this Agreement and such other matters as the Municipal Bond Fund reasonably may deem necessary or desirable.

  (h) That the Municipal Bond Fund shall have received a private letter ruling from the Internal Revenue Service with respect to the matters specified in
Section 8(g) of this Agreement.

  (i) That the Investments to be transferred to the Municipal Bond Fund shall not include any assets or liabilities which the Municipal Bond Fund, by reason of charter limitations or otherwise, may not properly acquire or assume.

  (j) That all proceedings taken by the Limited Maturity Trust and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Municipal Bond Fund.

  (k) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Limited Maturity Trust, contemplated by the Commission.

  (l) That the Municipal Bond Fund shall have received from Deloitte & Touche llp a letter dated as of the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to the Municipal Bond Fund, to the effect that
(i) they are independent public accountants with respect to the Limited Maturity Trust within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of each State Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by the Limited Maturity Trust and the Municipal Bond Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of each State Fund included in the N-14 Registration Statement, and inquiries of certain officials of the Limited Maturity Trust responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by the Limited Maturity Trust and the Municipal Bond Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to each State Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of the Limited Maturity Trust or from schedules prepared by officials of the Limited Maturity Trust having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

  (m) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under
Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of the Limited Maturity Trust or would prohibit the Reorganization.

  (n) That the Municipal Bond Fund shall have received from the Commission such orders or interpretations as Rogers & Wells, as counsel to the Municipal Bond Fund, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

  (o) That prior to the Exchange Date, the Limited Maturity Trust shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to stockholders of each State Fund all of such State Fund's investment company taxable income for the period from August 1, 1997 to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of such State Fund's net capital gain, if any, realized for the period from August 1, 1997 to and including the Exchange Date.

10. Termination, Postponement and Waivers.

  (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the stockholders of each State
Fund) prior to the Exchange Date, or the Exchange Date may be postponed, (i) by mutual consent of the Board of Trustees of the Limited Maturity Trust and the Board of Directors of the Municipal Bond Fund; (ii) by the Board of Trustees of the Limited Maturity Trust if any condition of the Limited

Maturity Trust's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Board of Directors of the Municipal Bond Fund if any condition of the Municipal Bond Fund's obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

  (b) If the transactions contemplated by this Agreement have not been consummated by August 31, 1998, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Board of Trustees of the Limited Maturity Trust and the Board of Directors of the Municipal Bond Fund.

  (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Limited Maturity Trust or the Municipal Bond Fund or persons who are their trustees, directors, officers, agents or stockholders in respect of this Agreement.

  (d) At any time prior to the Exchange Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of the Limited Maturity Trust or the Board of Directors of the Municipal Bond Fund, respectively (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the stockholders of each State Fund and Limited Maturity Portfolio, respectively, on behalf of which such action is taken. In addition, the Board of Trustees of the Limited Maturity Trust and the Board of Directors of the Municipal Bond Fund have delegated to FAM the ability to make non-material changes to the transaction if it deems it to be in the best interests of the Limited Maturity Trust and the Municipal Bond Fund to do so.

  (e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Limited Maturity Trust nor the Municipal Bond Fund nor any of their officers, directors or trustees, agents or stockholders shall have any liability with respect to such representations or warranties after the Exchange Date. This provision shall not protect any officer, director or trustee, agent or stockholder of the Limited Maturity Trust or the Municipal Bond Fund against any liability to the entity for which that officer, director or trustee, agent or stockholder so acts or to its stockholders, to which that officer, director or trustee, agent or stockholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

  (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Exchange Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of the Limited Maturity Trust and the Board of Directors of the Municipal Bond Fund to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the stockholders of the State Funds unless such terms and conditions shall result in a change in the method of computing the number of shares of Limited Maturity Portfolio to be issued to the Limited Maturity Trust for distribution to the stockholders of the State Funds in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the stockholders of the State Funds prior to the meetings at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Limited Maturity Trust promptly shall call a special meeting of stockholders of each State Fund at which such conditions so imposed shall be submitted for approval.

11. Indemnification.

  (a) The Limited Maturity Trust hereby agrees to indemnify and hold the Municipal Bond Fund harmless from all loss, liability and expense (including reasonable counsel fees and expenses in connection with the contest of any claim) which the Municipal Bond Fund may incur or sustain by reason of the fact that (i) the Municipal Bond Fund shall be required to pay any corporate obligation of the Limited Maturity Trust, whether consisting of tax deficiencies or otherwise, based upon a claim or claims against the Limited Maturity Trust or the State Funds which were omitted or not fairly reflected in the financial statements to be delivered to the

Municipal Bond Fund in connection with the Reorganization; (ii) any representations or warranties made by the Limited Maturity Trust in this Agreement should prove to be false or erroneous in any material respect; (iii) any covenant of the Limited Maturity Trust has been breached in any material respect; or (iv) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading or (b) the Proxy Statement and Prospectus delivered to the stockholders of the State Funds and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading, except insofar as such claim is based on information with respect to the Municipal Bond Fund.

  (b) The Municipal Bond Fund hereby agrees to indemnify and hold the Limited Maturity Trust harmless from all loss, liability and expenses (including reasonable counsel fees and expenses in connection with the contest of any claim) which the Limited Maturity Trust may incur or sustain by reason of the fact that (i) any representations or warranties made by the Municipal Bond Fund in this Agreement should prove false or erroneous in any material respect, (ii) any covenant of the Municipal Bond Fund has been breached in any material respect, or (iii) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, not misleading or (b) the Proxy Statement and Prospectus delivered to stockholders of the State Funds and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading, except insofar as such claim is based on information with respect to Limited Maturity Trust.

  (c) In the event that any claim is made against the Municipal Bond Fund in respect of which indemnity may be sought by the Municipal Bond Fund from the Limited Maturity Trust under Section 11(a) of this Agreement, or in the event that any claim is made against the Limited Maturity Trust in respect of which indemnity may be sought by the Limited Maturity Trust from the Municipal Bond Fund under Section 11(b) of this Agreement, then the party seeking indemnification (the "Indemnified Party"), with reasonable promptness and before payment of such claim, shall give written notice of such claim to the other party (the "Indemnifying Party"). If no objection as to the validity of the claim is made in writing to the Indemnified Party by the Indemnifying Party within thirty (30) days after the giving of notice hereunder, then the Indemnified Party may pay such claim and shall be entitled to reimbursement therefor, pursuant to this Agreement. If, prior to the termination of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified Party, the Indemnified Party shall withhold payment thereof until the validity of such claim is established (i) to the satisfaction of the Indemnifying Party, or (ii) by a final determination of a court of competent jurisdiction, whereupon the Indemnified Party may pay such claim and shall be entitled to reimbursement thereof, pursuant to this Agreement, or (iii) with respect to any tax claims, within seven (7) calendar days following the earlier of (A) an agreement between the Limited Maturity Trust and the Municipal Bond Fund that an indemnity amount is payable, (B) an assessment of a tax by a taxing authority, or (c) a "determination" as defined in Section 1313(a) of the Code. For purposes of this Section 11, the term "assessment" shall have the same meaning as used in Chapter 63 of the Code and Treasury Regulations thereunder, or any comparable provision under the laws of the appropriate taxing authority. In the event of any objection by the Indemnifying Party, the Indemnifying Party promptly shall investigate the claim, and if it is not satisfied with the validity thereof, the Indemnifying Party shall conduct the defense against such claim. All costs and expenses incurred by the Indemnifying Party in connection with such investigation and defense of such claim shall be borne by it. These indemnification provisions are in addition to, and not in limitation of, any other rights the parties may have under applicable law.

12. Other Matters.

  (a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), the Municipal Bond Fund will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

    THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MERRILL LYNCH MUNICIPAL BOND FUND, INC. (OR ITS STATUTORY SUCCESSOR) OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, that stop transfer instructions will be issued to the Municipal Bond Fund's transfer agent with respect to such shares. The Limited Maturity Trust will provide the Municipal Bond Fund on the Exchange Date with the name of any stockholder of any State Fund who is to the knowledge of the Limited Maturity Trust an affiliate of it on such date.

  (b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

  (c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to the Limited Maturity Trust or the Municipal Bond Fund, in either case at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attn: Arthur Zeikel, President.

  (d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

  (e) A copy of the Limited Maturity Trust's Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. The Municipal Bond Fund acknowledges that the obligations of or arising out of this instrument are not binding upon any of the Limited Maturity Trust's trustees, officers, employees, agents or stockholders individually, but are binding solely upon the assets and property of the Limited Maturity Trust. The Municipal Bond Fund further acknowledges that the assets and liabilities of each series of the Limited Maturity Trust are separate and distinct and that the obligations of or arising out of this instrument are binding solely upon the assets or property of the series on whose behalf the Limited Maturity Trust has executed this Agreement.

  (f) Copies of the Articles of Incorporation, as amended, of the Municipal Bond Fund are on file with the Department of Assessments and Taxation of the State of Maryland and notice is hereby given that this instrument is executed on behalf of the Directors of the Municipal Bond Fund.

  This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

                                          Merrill Lynch Multi-State Limited
                                           Maturity Municipal Series Trust

                                                  /s/ Terry K. Glenn
                                          By: _________________________________


Attest:

     /s/ Lawrence A. Rogers
_____________________________________


                                          Merrill Lynch Municipal Bond Fund,
                                           Inc.

                                                  /s/ Terry K. Glenn
                                          By: _________________________________


Attest:

     /s/ Lawrence A. Rogers
_____________________________________

                                                                     EXHIBIT II

                          RATINGS OF MUNICIPAL BONDS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") MUNICIPAL BOND
RATINGS

AAA
    Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

  Short-term Notes: The four ratings of Moody's for short-term notes are MIG1/VMIG1, MIG2/VMIG2, MIG3/VMIG3 and MIG4/VMIG4; MIG1/VMIG1 denotes "best quality . . . strong protection by established cash flows"; MIG2/VMIG2 denotes "high quality" with ample margins of protection; MIG3/VMIG3 notes are of "favorable quality . . . but . . . lacking the undeniable strength of the preceding grades"; MIG4/VMIG4 notes are of "adequate quality . . . [p]rotection commonly regarded as required of an investment security is present . . . there is specific risk".

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

  Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Issuers rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF STANDARD & POOR'S RATINGS SERVICES ("STANDARD & POOR'S") MUNICIPAL DEBT RATINGS

  A Standard & Poor's municipal debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation.

  The debt rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

  The ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

  The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

II. Nature of and provisions of the obligation; and

III.Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
    Capacity to meet its financial commitment on the obligation is extremely strong.

AA Debt rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A Debt rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB Debt rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB  Debt rated "BB", "B", "CCC", "CC" and "C" are regarded as having
B significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such
CCC bonds will likely have some quality and protective characteristics,
CC  these may be outweighed by large uncertainties or major exposures to
C   adverse conditions.

D Debt rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  Plus (+) or Minus (--): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS

  A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A" for the highest-quality obligations to "D" for the lowest. These categories are as follows:

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

    Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

  A Commercial Paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

DESCRIPTION OF STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

  A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  . Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

  .   Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

  Note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF FITCH INVESTORS SERVICE, INC. ("FITCH") INVESTMENT GRADE BOND RATINGS

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

  Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  Plus (+) or Minus (--): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR          Indicates that Fitch does not rate the specific issue.

CONDITIONAL A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED   A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN
            A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT  Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

  Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative". The absence of a designation indicates a stable outlook.

DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

  Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C   Bonds are in imminent default in payment of interest or principal.

    Bonds are in default on interest and/or principal payments. Such bonds DDD are extremely speculative and should be valued on the basis of their DD ultimate recovery value in liquidation or reorganization of the obligor.
D "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.


  Plus (+) or Minus (--): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD" or "D" categories.

DESCRIPTION OF FITCH INVESTMENT GRADE SHORT-TERM RATINGS

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes and municipal and investment notes.

  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

  Fitch short-term ratings are as follows:

F-1+Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default. Issues assigned this rating are in actual or imminent payment default.

LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                                                                    EXHIBIT III

                    SECTIONS 86 THROUGH 98 OF CHAPTER 156B
                       OF THE MASSACHUSETTS GENERAL LAWS
                 (THE MASSACHUSETTS BUSINESS CORPORATION LAW)

(S) 86. SECTIONS APPLICABLE TO APPRAISAL; PREREQUISITES

  If a corporation proposes to take a corporate action as to which any section of this chapter provides that a stockholder who objects to such action shall have the right to demand payment for his shares and an appraisal thereof, sections eighty-seven to ninety-eight, inclusive, shall apply except as otherwise specifically provided in any section of this chapter. Except as provided in sections eighty-two and eighty-three, no stockholder shall have such right unless (1) he files with the corporation before the taking of the vote of the shareholders on such corporate action, written objection to the proposed action stating that he intends to demand payment for his shares if the action is taken and (2) his shares are not voted in favor of the proposed action.

(S) 87. STATEMENT OF RIGHTS OF OBJECTING STOCKHOLDERS IN NOTICE OF MEETING;
FORM

  The notice of the meeting of stockholders at which the approval of such proposed action is to be considered shall contain a statement of the rights of objecting stockholders. The giving of such notice shall not be deemed to create any rights in any stockholder receiving the same to demand payment for his stock, and the directors may authorize the inclusion in any such notice of a statement of opinion by the management as to the existence or non-existence of the right of the stockholders to demand payment for their stock on account of the proposed corporate action. The notice may be in such form as the directors or officers calling the meeting deem advisable, but the following form of notice shall be sufficient to comply with this section:

  "If the action proposed is approved by the stockholders at the meeting and effected by the corporation, any stockholder (1) who files with the corporation before the taking of the vote on the approval of such action, written objection to the proposed action stating that he intends to demand payment for his shares if the action is taken and (2) whose shares are not voted in favor of such action has or may have the right to demand in writing from the corporation (or, in the case of a consolidation or merger, the name of the resulting or surviving corporation shall be inserted), within twenty days after the date of mailing to him of notice in writing that the corporate action has become effective, payment for his shares and an appraisal of the value thereof. Such corporation and any such stockholder shall in such cases have the rights and duties and shall follow the procedure set forth in sections 88 to 98, inclusive, of chapter 156B of the General Laws of Massachusetts."

(S) 88. NOTICE OF EFFECTIVENESS OF ACTION OBJECTED TO

  The corporation taking such action, or in the case of a merger or consolidation the surviving or resulting corporation, shall, within ten days after the date on which such corporate action became effective, notify each stockholder who filed a written objection meeting the requirements of section eighty-six and whose shares were not voted in favor of the approval of such action, that the action approved at the meeting of the corporation of which he is a stockholder has become effective. The giving of such notice shall not be deemed to create any rights in any stockholder receiving the same to demand payment for his stock. The notice shall be sent by registered or certified mail, addressed to the stockholder at his last known address as it appears in the records of the corporation.

(S) 89. DEMAND FOR PAYMENT; TIME FOR PAYMENT

  If within twenty days after the date of mailing of a notice under subsection
(e) of section eighty-two, subsection (f) of section eighty-three, or section eighty-eight, any stockholder to whom the corporation was required to give such notice shall demand in writing from the corporation taking such action, or in the case of a consolidation or merger from the resulting or surviving corporation, payment for his stock, the corporation upon which such demand is made shall pay to him the fair value of his stock within thirty days after the expiration of the period during which such demand may be made.

                                     III-1

(S) 90. DEMAND FOR DETERMINATION OF VALUE; BILL IN EQUITY; VENUE

  If during the period of thirty days provided for in section eighty-nine the corporation upon which such demand is made and any such objecting stockholder fail to agree as to the value of such stock, such corporation or any such stockholder may within four months after the expiration of such thirty-day period demand a determination of the value of the stock of all such objecting stockholders by a bill in equity filed in the superior court in the county where the corporation in which such objecting stockholder held stock had or has its principal office in the commonwealth.

(S) 91. PARTIES TO SUIT TO DETERMINE VALUE; SERVICE

  If the bill is filed by the corporation, it shall name as parties respondent all stockholders who have demanded payment for their shares and with whom the corporation has not reached agreement as to the value thereof. If the bill is filed by a stockholder, he shall bring the bill in his own behalf and in behalf of all other stockholders who have demanded payment for their shares and with whom the corporation has not reached agreement as to the value thereof, and service of the bill shall be made upon the corporation by subpoena with a copy of the bill annexed. The corporation shall file with its answer a duly verified list of all such other stockholders, and such stockholders shall thereupon be deemed to have been added as parties to the bill. The corporation shall give notice in such form and returnable on such date as the court shall order to each stockholder party to the bill by registered or certified mail, addressed to the last known address of such stockholder as shown in the records of the corporation, and the court may order such additional notice by publication or otherwise as it deems advisable. Each stockholder who makes demand as provided in section eighty-nine shall be deemed to have consented to the provisions of this section relating to notice, and the giving of notice by the corporation to any such stockholder in compliance with the order of the court shall be a sufficient service of process on him. Failure to give notice to any stockholder making demand shall not invalidate the proceedings as to other stockholders to whom notice was properly given, and the court may at any time before the entry of a final decree make supplementary orders of notice.

(S) 92. DECREE DETERMINING VALUE AND ORDERING PAYMENT; VALUATION DATE

  After hearing the court shall enter a decree determining the fair value of the stock of those stockholders who have become entitled to the valuation of and payment for their shares, and shall order the corporation to make payment of such value, together with interest, if any, as hereinafter provided, to the stockholders entitled thereto upon the transfer by them to the corporation of the certificates representing such stock if certificated or, if uncertificated, upon receipt of an instruction transferring such stock to the corporation. For this purpose, the value of the shares shall be determined as of the day preceding the date of the vote approving the proposed corporate action and shall be exclusive of any element of value arising from the expectation or accomplishment of the proposed corporate action.

(S) 93. REFERENCE TO SPECIAL MASTER

  The court in its discretion may refer the bill or any question arising thereunder to a special master to hear the parties, make findings and report the same to the court, all in accordance with the usual practice in suits in equity in the superior court.

(S) 94. NOTATION ON STOCK CERTIFICATES OF PENDENCY OF BILL

  On motion the court may order stockholder parties to the bill to submit their certificates of stock to the corporation for notation thereon of the pendency of the bill and may order the corporation to note such pendency in its records with respect to any uncertificated shares held by such stockholder parties, and may on motion dismiss the bill as to any stockholder who fails to comply with such order.

                                     III-2

(S) 95. COSTS; INTEREST

  The costs of the bill, including the reasonable compensation and expenses of any master appointed by the court, but exclusive of fees of counsel or of experts retained by any party, shall be determined by the court and taxed upon the parties to the bill, or any of them, in such manner as appears to be equitable, except that all costs of giving notice to stockholders as provided in this chapter shall be paid by the corporation. Interest shall be paid upon any award from the date of the vote approving the proposed corporate action, and the court may on application of any interested party determine the amount of interest to be paid in the case of any stockholder.

(S) 96. DIVIDENDS AND VOTING RIGHTS AFTER DEMAND FOR PAYMENT

  Any stockholder who has demanded payment for his stock as provided in this chapter shall not thereafter be entitled to notice of any meeting of stockholders or to vote such stock for any purpose and shall not be entitled to the payment of dividends or other distribution on the stock (except dividends or other distributions payable to stockholders of record at a date which is prior to the date of the vote approving the proposed corporate action) unless:

    (1) A bill shall not be filed within the time provided in section ninety;

    (2) A bill, if filed, shall be dismissed as to such stockholder; or

    (3) Such stockholder shall with the written approval of the corporation, or in the case of a consolidation or merger, the resulting or surviving corporation, deliver to it a written withdrawal of his objections to and an acceptance of such corporate action.

Notwithstanding the provision of clauses (1) to (3), inclusive, said stockholder shall have only the rights of a stockholder who did not so demand payment for his stock as provided in this chapter.

(S) 97. STATUS OF SHARES PAID FOR

  The shares of the corporation paid for by the corporation pursuant to the provisions of this chapter shall have the status of treasury stock, or in the case of a consolidation or merger the shares or the securities of the resulting or surviving corporation into which the shares of such objecting stockholder would have been converted had he not objected to such consolidation or merger shall have the status of treasury stock or securities.

(S) 98. EXCLUSIVE REMEDY; EXCEPTION

  The enforcement by a stockholder of his right to receive payment for his shares in the manner provided in this chapter shall be an exclusive remedy except that this chapter shall not exclude the right of such stockholder to bring or maintain an appropriate proceeding to obtain relief on the ground that such corporate action will be or is illegal or fraudulent as to him.

                                     III-3

                      STATEMENT OF ADDITIONAL INFORMATION

       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST
                    MERRILL LYNCH MUNICIPAL BOND FUND, INC.
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011
                                (609) 282-2800

  This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement and Prospectus of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust") and Merrill Lynch Municipal Bond Fund, Inc. (the "Municipal Bond Fund") dated November 24, 1997 (the "Proxy Statement and Prospectus"), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling at 1-800-456-4587, ext. 123 or by writing to Municipal Bond Fund at the above address. This Statement of Additional Information has been incorporated by reference into the Proxy Statement and Prospectus.

  Further information about Limited Maturity Portfolio is contained in and incorporated by reference to the Municipal Bond Fund's Prospectus, dated October 7, 1997 and Municipal Bond Fund's Statement of Additional Information, dated October 7, 1997 which are incorporated by reference into this Statement of Additional Information. The Municipal Bond Fund's Statement of Additional Information accompanies this Statement of Additional Information.

  Further information about each of the State Funds is contained in and incorporated by reference to the Trust's Prospectus, dated November 27, 1996, and the Trust's Statement of Additional Information, dated November 27, 1996, which are incorporated by reference into this Statement of Additional Information. The Trust's Statement of Additional Information accompanies this Statement of Additional Information.

  The Commission maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding the Trust and the Municipal Bond Fund.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS NOVEMBER 24, 1997

                               TABLE OF CONTENTS

General Information......................................................    2
Financial Statements.....................................................    2
Pro Forma Combined Schedule of Investments for the Municipal Bond Fund
 and the Trust as of July 31, 1997 (unaudited)...........................  F-1
Pro Forma Combined Statement of Assets and Liabilities for the Municipal
 Bond Fund and the Trust as of July 31, 1997 (unaudited)................. F-19
Pro Forma Combined Statement of Operations for the Municipal Bond Fund
 and the Trust as of July 31, 1997 (unaudited)........................... F-23

                              GENERAL INFORMATION

  The stockholders of the Trust holding shares of Merrill Lynch Arizona Limited Maturity Municipal Bond Fund, Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund, Merrill Lynch Michigan Limited Maturity Municipal Bond Fund, Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund, Merrill Lynch New York Limited Maturity Municipal Bond Fund and Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund (collectively referred to herein as the "State Funds") are being asked to approve the acquisition of substantially all of the assets of the State Funds, and the assumption of substantially all of the liabilities of the State Funds by Limited Maturity Portfolio (the "Limited Maturity Portfolio"), a series of the Municipal Bond Fund in exchange solely for an equal aggregate value of shares of Limited Maturity Portfolio and the subsequent termination of the State Funds as series of the Trust (the "Reorganization"). The Municipal Bond Fund is an open-end management investment company organized as a Maryland corporation. A Special Meeting of Stockholders of the State Funds to consider the Reorganization will be held at 800 Scudders Mill Road, Plainsboro, New Jersey, on Monday, January 5, 1998, at 9:00 a.m., New York time.

  For detailed information about the Reorganization, stockholders of the State Funds should refer to the Proxy Statement and Prospectus. For further information about Limited Maturity Portfolio, State Fund stockholders should refer to Municipal Bond Fund's Statement of Additional Information, dated October 7, 1997, which accompanies this Statement of Additional Information and is incorporated by reference herein. For further information about the State Funds, stockholders should refer to the Statement of Additional Information of the Trust, dated November 27, 1996, which accompanies this Statement of Additional Information and is incorporated by reference herein.

                             FINANCIAL STATEMENTS

  Pro forma financial statements reflecting consummation of the Reorganization are included herein.

LIMITED MATURITY PORTFOLIO

  Audited financial statements and accompanying notes for the year ended June 30, 1997, and the independent auditors' report thereon, dated August 15, 1997, of Limited Maturity Portfolio are contained in the Municipal Bond Fund's Statement of Additional Information, dated October 7, 1997, which accompanies this Statement of Additional Information and is incorporated by reference herein.

STATE FUNDS

  Audited financial statements and accompanying notes for the year ended July 31, 1997, and the independent auditor's report thereon, dated September 12, 1997, of the Trust (including statements for each State Fund) are contained in the Trust's Annual Report for the fiscal year ended July 31, 1997, which accompanies this Statement of Additional Information and is incorporated by reference herein.

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND FUND, INC. AND MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES
                                  TRUST

                              JULY 31, 1997
                                  (UNAUDITED)

                            SCHEDULE OF INVESTMENTS

                                                                                                         NEW       NEW
                                                           LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                          MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                          PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                TOTAL                     --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                        VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE        (NOTE 1a) (NOTE 1a)   (NOTE 1a)   (NOTE 1a) (NOTE 1a) (NOTE 1a)

-------------------------------------------------------------------------------------------------------------------------
 ALABAMA-      A1+     NR*     $ 2,400 Birmingham,
 0.5%                                  Alabama, Medical
                                       Clinic Board
                                       Revenue Bonds
                                       (U.A.H.S.F.),
                                       VRDN, 5.50% due
                                       12/01/2026 (b)..    $ 2,400      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 ARIZONA-      A-1     P1          100 Apache County,
 0.6%                                  Arizona, IDA,
                                       IDR (Tucson
                                       Electric Power-
                                       Springerville
                                       Project), VRDN,
                                       Series C, 3.75%
                                       due 12/15/2018
                                       (b).............        --     $ 100         --          --        --        --
               A1+     VMIG1#      100 Arizona Health
                                       Facilities
                                       Authority
                                       Revenue Bonds
                                       (Arizona
                                       Voluntary
                                       Hospital
                                       Federation),
                                       VRDN, Series B,
                                       3.70% due
                                       10/01/2015
                                       (b)(f)..........        --       100         --          --        --        --
               AAA     Aaa         200 Arizona State
                                       Transportation
                                       Board, Excise
                                       Tax Revenue
                                       Bonds (Maricopa
                                       County Regional
                                       Area Roads),
                                       Series A, 5.75%
                                       due 7/01/2004
                                       (c).............        --       217         --          --        --        --
               NR*     Aaa         100 Arizona Water
                                       Infrastructure,
                                       Finance
                                       Authority
                                       Revenue Bonds
                                       (Water Quality
                                       Financial
                                       Assistance),
                                       Series A, 4.50%
                                       due 7/01/2003
                                       (d).............        --       101         --          --        --        --
               AA-     A1          200 Central Arizona
                                       Water
                                       Conservation
                                       District,
                                       Contract Revenue
                                       Bonds (Central
                                       Arizona
                                       Project), Series
                                       B, 6.50% due
                                       5/01/2001 (a)...        --       220         --          --        --        --
               NR*     VMIG1#      120 Chandler,
                                       Arizona, IDA,
                                       IDR, Refunding
                                       (SMP II, LP),
                                       VRDN, 3.50% due
                                       12/01/2015 (b)..        --       120         --          --        --        --
               A1+     P1          100 Maricopa County,
                                       Arizona,
                                       Pollution
                                       Control
                                       Corporation,
                                       PCR, Refunding
                                       (Arizona Public
                                       Service
                                       Company), VRDN,
                                       Series B, 3.55%
                                       due 5/01/2029
                                       (b).............        --       100         --          --        --        --
               AAA     Aaa         480 Phoenix,
                                       Arizona, Airport
                                       Revenue
                                       Refunding Bonds,
                                       AMT, Series C,
                                       5.70% due
                                       7/01/2003 (d)...        --       512         --          --        --        --

                                                                           PRO FORMA
                                                              PENNSYLVANIA    FOR
                                                                LIMITED    COMBINED
                                                                MATURITY     FUND
                                TOTAL                         ------------ ---------
                 S&P   MOODY'S  FACE                             VALUE       VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE             (NOTE 1a)   (NOTE 1a)

------------------------------------------------------------------------------------
 ALABAMA-      A1+     NR*     $ 2,400 Birmingham,
 0.5%                                  Alabama, Medical
                                       Clinic Board
                                       Revenue Bonds
                                       (U.A.H.S.F.),
                                       VRDN, 5.50% due
                                       12/01/2026 (b)..            --       $ 2,400
------------------------------------------------------------------------------------
 ARIZONA-      A-1     P1          100 Apache County,
 0.6%                                  Arizona, IDA,
                                       IDR (Tucson
                                       Electric Power-
                                       Springerville
                                       Project), VRDN,
                                       Series C, 3.75%
                                       due 12/15/2018
                                       (b).............            --           100
               A1+     VMIG1#      100 Arizona Health
                                       Facilities
                                       Authority
                                       Revenue Bonds
                                       (Arizona
                                       Voluntary
                                       Hospital
                                       Federation),
                                       VRDN, Series B,
                                       3.70% due
                                       10/01/2015
                                       (b)(f)..........            --           100
               AAA     Aaa         200 Arizona State
                                       Transportation
                                       Board, Excise
                                       Tax Revenue
                                       Bonds (Maricopa
                                       County Regional
                                       Area Roads),
                                       Series A, 5.75%
                                       due 7/01/2004
                                       (c).............            --           217
               NR*     Aaa         100 Arizona Water
                                       Infrastructure,
                                       Finance
                                       Authority
                                       Revenue Bonds
                                       (Water Quality
                                       Financial
                                       Assistance),
                                       Series A, 4.50%
                                       due 7/01/2003
                                       (d).............            --           101
               AA-     A1          200 Central Arizona
                                       Water
                                       Conservation
                                       District,
                                       Contract Revenue
                                       Bonds (Central
                                       Arizona
                                       Project), Series
                                       B, 6.50% due
                                       5/01/2001 (a)...            --           220
               NR*     VMIG1#      120 Chandler,
                                       Arizona, IDA,
                                       IDR, Refunding
                                       (SMP II, LP),
                                       VRDN, 3.50% due
                                       12/01/2015 (b)..            --           120
               A1+     P1          100 Maricopa County,
                                       Arizona,
                                       Pollution
                                       Control
                                       Corporation,
                                       PCR, Refunding
                                       (Arizona Public
                                       Service
                                       Company), VRDN,
                                       Series B, 3.55%
                                       due 5/01/2029
                                       (b).............            --           100
               AAA     Aaa         480 Phoenix,
                                       Arizona, Airport
                                       Revenue
                                       Refunding Bonds,
                                       AMT, Series C,
                                       5.70% due
                                       7/01/2003 (d)...            --           512

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)

                                                                                                         NEW       NEW
                                                           LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                          MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                          PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                TOTAL                     --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                        VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE        (NOTE 1a) (NOTE 1a)   (NOTE 1a)   (NOTE 1a) (NOTE 1a) (NOTE 1a)

-------------------------------------------------------------------------------------------------------------------------
 ARIZONA       AA-     Aa      $   200 Phoenix,
 (CONCLUDED)                           Arizona, Civic
                                       Improvement
                                       Corporation,
                                       Water System
                                       Revenue Bonds,
                                       Junior Lien, 5%
                                       due 7/01/2006...        --     $ 208         --          --        --        --
               AA+     Aa1         250 Phoenix,
                                       Arizona,
                                       Refunding, UT,
                                       5.70% due
                                       7/01/1999.......        --       258         --          --        --        --
               A+      Aa          200 Pima County,
                                       Arizona,
                                       Refunding,
                                       Series A, 5.60%
                                       due 7/01/1999...        --       206         --          --        --        --
               AAA     Aaa         200 Pima County,
                                       Arizona, Sewer
                                       Revenue Bonds,
                                       6.20% due
                                       7/01/2002 (a)
                                       (c).............        --       220         --          --        --        --
               A1+     P1          100 Pinal County,
                                       Arizona, IDA,
                                       PCR, (Magma
                                       Copper/Newmont
                                       Mining
                                       Corporation),
                                       VRDN, 3.70% due
                                       12/01/2009 (b)..        --       100         --          --        --        --
               A1+     NR*         100 Tempe, Arizona,
                                       IDA, M/F Revenue
                                       Bonds (Elliots
                                       Crossing), VRDN,
                                       3.754% due
                                       10/01/2008 (b)..        --       100         --          --        --        --
               A+      A1          150 Tucson, Arizona,
                                       Street and
                                       Highway User
                                       Revenue
                                       Refunding Bonds,
                                       5.90%
                                       7/01/2003.......        --       163         --          --        --        --
               AAA     Aaa         200 Yuma County,
                                       Arizona, Jail
                                       District Revenue
                                       Bonds, 4.30% due
                                       7/01/1999 (c)...        --       201         --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 ARKANSAS-     NR*     Aa          460 Arkansas State
 0.1%                                  Student Loan
                                       Authority
                                       Revenue Bonds,
                                       AMT, Senior
                                       Series A-1,
                                       5.50% due
                                       12/01/1998......    $   469      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA-   SP1+    MIG1#     5,000 Los Angeles
 5.5%                                  County,
                                       California,
                                       Local
                                       Educational
                                       Agencies, COP,
                                       TRAN, Series B,
                                       4.50% due
                                       9/30/1998 (e)...      5,032      --          --          --        --        --
               SP1+    MIG1#     7,500 Los Angeles,
                                       California,
                                       Unified School
                                       District, TRAN,
                                       Series B, 4.50%
                                       due 10/01/1998..      7,552      --          --          --        --        --
               SP1+    MIG1#     7,500 Sacramento,
                                       California, GO,
                                       UT, TRAN, 4.50%
                                       due 9/30/1998...      7,554      --          --          --        --        --
               SP1+    NR*       5,000 Santa Barbara
                                       County,
                                       California,
                                       TRAN, Series A,
                                       4.50% due
                                       10/01/1998......      5,034      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
                                                                                            PRO FORMA
                                                                               PENNSYLVANIA    FOR
                                                                                 LIMITED    COMBINED
                                                                                 MATURITY     FUND
                                TOTAL                                          ------------ ---------
                 S&P   MOODY'S  FACE                                              VALUE       VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE                              (NOTE 1a)   (NOTE 1a)

----------------------------------------------------------------------------------------------------
 ARIZONA       AA-     Aa      $   200 Phoenix,
 (CONCLUDED)                           Arizona, Civic
                                       Improvement
                                       Corporation,
                                       Water System
                                       Revenue Bonds,
                                       Junior Lien, 5%
                                       due 7/01/2006...                             --       $   208
               AA+     Aa1         250 Phoenix,
                                       Arizona,
                                       Refunding, UT,
                                       5.70% due
                                       7/01/1999.......                             --           258
               A+      Aa          200 Pima County,
                                       Arizona,
                                       Refunding,
                                       Series A, 5.60%
                                       due 7/01/1999...                             --           206
               AAA     Aaa         200 Pima County,
                                       Arizona, Sewer
                                       Revenue Bonds,
                                       6.20% due
                                       7/01/2002 (a)
                                       (c).............                             --           220
               A1+     P1          100 Pinal County,
                                       Arizona, IDA,
                                       PCR, (Magma
                                       Copper/Newmont
                                       Mining
                                       Corporation),
                                       VRDN, 3.70% due
                                       12/01/2009 (b)..                             --           100
               A1+     NR*         100 Tempe, Arizona,
                                       IDA, M/F Revenue
                                       Bonds (Elliots
                                       Crossing), VRDN,
                                       3.754% due
                                       10/01/2008 (b)..                             --           100
               A+      A1          150 Tucson, Arizona,
                                       Street and
                                       Highway User
                                       Revenue
                                       Refunding Bonds,
                                       5.90%
                                       7/01/2003.......                             --           163
               AAA     Aaa         200 Yuma County,
                                       Arizona, Jail
                                       District Revenue
                                       Bonds, 4.30% due
                                       7/01/1999 (c)...                             --           201
----------------------------------------------------------------------------------------------------
 ARKANSAS-     NR*     Aa          460 Arkansas State
 0.1%                                  Student Loan
                                       Authority
                                       Revenue Bonds,
                                       AMT, Senior
                                       Series A-1,
                                       5.50% due
                                       12/01/1998......                             --           469
----------------------------------------------------------------------------------------------------
 CALIFORNIA-   SP1+    MIG1#     5,000 Los Angeles
 5.5%                                  County,
                                       California,
                                       Local
                                       Educational
                                       Agencies, COP,
                                       TRAN, Series B,
                                       4.50% due
                                       9/30/1998 (e)...                            --         5,032
               SP1+    MIG1#     7,500 Los Angeles,
                                       California,
                                       Unified School
                                       District, TRAN,
                                       Series B, 4.50%
                                       due 10/01/1998..                            --         7,552
               SP1+    MIG1#     7,500 Sacramento,
                                       California, GO,
                                       UT, TRAN, 4.50%
                                       due 9/30/1998...                            --         7,554
               SP1+    NR*       5,000 Santa Barbara
                                       County,
                                       California,
                                       TRAN, Series A,
                                       4.50% due
                                       10/01/1998......                            --         5,034
---------------------------------------------------------------------------------------------------

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)

                                                                                                         NEW       NEW
                                                           LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                          MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                          PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                TOTAL                     --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                        VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE        (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)

-------------------------------------------------------------------------------------------------------------------------
 CONNECTICUT-  AAA     Aaa     $ 2,160 Bridgeport,
 2.5%                                  Connecticut,
                                       Refunding, GO,
                                       UT, Series A,
                                       4.40% due
                                       9/01/1998 (c)...    $ 2,172      --          --          --        --        --
               AAA     Aaa       8,900 Connecticut
                                       State Special
                                       Assessment
                                       Revenue
                                       Refunding Bonds
                                       (Unemployment
                                       Compensation
                                       Advance Fund),
                                       Series A, 5.50%
                                       due
                                       5/15/2001 (c)...      9,329      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 DISTRICT OF   A1+     VMIG1#   10,000 District of
 COLUMBIA-2.2%                         Columbia,
                                       General Fund
                                       Recovery Bonds,
                                       VRDN, Series B-
                                       2, 5.25% due
                                       6/01/2003 (b)...     10,000      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 FLORIDA-1.2%  AAA     Aaa       4,000 Florida School
                                       Boards
                                       Association
                                       Inc., Lease
                                       Revenue Bonds
                                       (Orange County
                                       School Board
                                       Project) 6.80%
                                       due 7/01/1998
                                       (c).............      4,109      --          --          --        --        --
               A1+     VMIG1#    1,500 Hillsborough
                                       County, Florida,
                                       IDA, PCR,
                                       Refunding (Tampa
                                       Electric Company
                                       Project), VRDN,
                                       4% due 5/15/2018
                                       (b).............      1,500      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 GEORGIA-2.7%                          Burke County,
                                       Georgia,
                                       Development
                                       Authority, PCR
                                       (Plant Vogtle
                                       Project):
               A-1     VMIG1#    1,600  (Georgia Power
                                       Company), VRDN,
                                        2nd Series,
                                       4.30% due
                                        8/12/1997 (b)..      1,600      --          --          --        --        --
               A       NR*       6,410  (Oglethorpe
                                       Power Company),
                                       Series  B, 3.95%
                                       due 1/01/1999...      6,409      --          --          --        --        --
               AAA     Aaa       4,000 Georgia
                                       Municipal
                                       Electric
                                       Authority,
                                       General Power
                                       Revenue
                                       Refunding Bonds,
                                       Series D, 6% due
                                       1/01/2000 (c)...      4,178      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 HAWAII-1.9%   AAA     Aaa       3,200 Hawaii State,
                                       GO, Refunding,
                                       Series CO, 5%
                                       due 3/01/2001
                                       (f).............      3,395      --          --          --        --        --
               A+      Aa3       5,250 Hawaii State,
                                       GO, UT, Series
                                       CH, 4.75% due
                                       11/01/1999......      5,333      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 ILLINOIS-5.8% AA-     NR*      10,000 Chicago,
                                       Illinois, Board
                                       of Education,
                                       COP (School
                                       Reform Equipment
                                       Acquisition),
                                       4.60% due
                                       12/01/1999......     10,085      --          --          --        --        --


                                                                                            PRO FORMA
                                                                               PENNSYLVANIA    FOR
                                                                                 LIMITED    COMBINED
                                                                                 MATURITY     FUND
                                TOTAL                                          ------------ ---------
                 S&P   MOODY'S  FACE                                              VALUE       VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE                              (NOTE 1A)   (NOTE 1A)

-----------------------------------------------------------------------------------------------------
 CONNECTICUT-  AAA     Aaa     $ 2,160 Bridgeport,
 2.5%                                  Connecticut,
                                       Refunding, GO,
                                       UT, Series A,
                                       4.40% due
                                       9/01/1998 (c)...                             --       $ 2,172
               AAA     Aaa       8,900 Connecticut
                                       State Special
                                       Assessment
                                       Revenue
                                       Refunding Bonds
                                       (Unemployment
                                       Compensation
                                       Advance Fund),
                                       Series A, 5.50%
                                       due
                                       5/15/2001 (c)...                             --         9,329
-----------------------------------------------------------------------------------------------------
 DISTRICT OF   A1+     VMIG1#   10,000 District of
 COLUMBIA-2.2%                         Columbia,
                                       General Fund
                                       Recovery Bonds,
                                       VRDN, Series B-
                                       2, 5.25% due
                                       6/01/2003 (b)...                             --        10,000
-----------------------------------------------------------------------------------------------------
 FLORIDA-1.2%  AAA     Aaa       4,000 Florida School
                                       Boards
                                       Association
                                       Inc., Lease
                                       Revenue Bonds
                                       (Orange County
                                       School Board
                                       Project) 6.80%
                                       due 7/01/1998
                                       (c).............                             --         4,109
               A1+     VMIG1#    1,500 Hillsborough
                                       County, Florida,
                                       IDA, PCR,
                                       Refunding (Tampa
                                       Electric Company
                                       Project), VRDN,
                                       4% due 5/15/2018
                                       (b).............                             --         1,500
-----------------------------------------------------------------------------------------------------
 GEORGIA-2.7%                          Burke County,
                                       Georgia,
                                       Development
                                       Authority, PCR
                                       (Plant Vogtle
                                       Project):
               A-1     VMIG1#    1,600  (Georgia Power
                                       Company), VRDN,
                                        2nd Series,
                                       4.30% due
                                        8/12/1997 (b)..                            --         1,600
               A       NR*       6,410  (Oglethorpe
                                       Power Company),
                                       Series  B, 3.95%
                                       due 1/01/1999...                            --         6,409
               AAA     Aaa       4,000 Georgia
                                       Municipal
                                       Electric
                                       Authority,
                                       General Power
                                       Revenue
                                       Refunding Bonds,
                                       Series D, 6% due
                                       1/01/2000 (c)...                            --         4,178
----------------------------------------------------------------------------------------------------
 HAWAII-1.9%   AAA     Aaa       3,200 Hawaii State,
                                       GO, Refunding,
                                       Series CO, 5%
                                       due 3/01/2001
                                       (f).............                            --         3,395
               A+      Aa3       5,250 Hawaii State,
                                       GO, UT, Series
                                       CH, 4.75% due
                                       11/01/1999......                            --         5,333
----------------------------------------------------------------------------------------------------
 ILLINOIS-5.8% AA-     NR*      10,000 Chicago,
                                       Illinois, Board
                                       of Education,
                                       COP (School
                                       Reform Equipment
                                       Acquisition),
                                       4.60% due
                                       12/01/1999......                            --        10,085

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)

                                                                                                          NEW       NEW
                                                            LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                           MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                           PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                 TOTAL                     --------- --------- ------------- --------- --------- ---------
                  S&P   MOODY'S  FACE                        VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE          RATINGS RATINGS AMOUNT        ISSUE        (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)

--------------------------------------------------------------------------------------------------------------------------
 ILLINOIS       AA-     Baa1    $ 5,000 Chicago,
 (CONCLUDED)                            Illinois, School
                                        Financing
                                        Authority, 7.25%
                                        due 6/01/1998...    $ 5,106      --          --          --        --        --
                AAA     Aaa       3,000 Cook County,
                                        Illinois, High
                                        School District
                                        No. 205, Revenue
                                        Refunding Bonds
                                        (Thorton
                                        Township), UT,
                                        5.60% due
                                        6/01/1998
                                        (f)(g)..........      3,046      --          --          --        --        --
                                        Illinois State,
                                        Refunding, UT:
                AA      Aa3       4,600  3.90% due
                                        12/01/1998......      4,597      --          --          --        --        --
                AAA     Aaa       3,500  5.125% due
                                        12/01/1999 (f)..      3,588      --          --          --        --        --
--------------------------------------------------------------------------------------------------------------------------
 KENTUCKY-                              Kentucky State
 2.0%                                   Property and
                                        Buildings
                                        Commission,
                                        Revenue
                                        Refunding Bonds:
                A+      A         5,000  (Project No.
                                        55), 4.10% due
                                        9/01/1998.......      5,011      --          --          --        --        --
                A+      A         4,000  (Project No.
                                        56), 5% due
                                        11/01/1998......      4,051      --          --          --        --        --
--------------------------------------------------------------------------------------------------------------------------
 LOUISIANA-     A1+     VMIG1#    5,000 Louisiana State
 5.4%                                   Recovery
                                        District Sales
                                        Tax Revenue
                                        Bonds, 4.25%
                                        due 7/01/1998
                                        (d)(g)..........      5,024      --          --          --        --        --
                AAA     Aaa      19,230 Louisiana State
                                        Refunding,
                                        Series A, 5.50%
                                        due 8/01/1998
                                        (f).............     19,542      --          --          --        --        --
--------------------------------------------------------------------------------------------------------------------------
 MASSACHUSETTS- NR*     A1          285 Boston,
 3.3%                                   Massachusetts,
                                        Economic
                                        Development and
                                        Industrial
                                        Corporation,
                                        Public Parking
                                        Facility, Series
                                        1990, 5% due
                                        7/01/2015.......        --       --        $ 290         --        --        --
                AAA     Aaa         250 Boston
                                        Massachusetts,
                                        GO, UT, Series A
                                        5% due
                                        11/01/2004 (f)..        --       --          259         --        --        --
                AAA     Aaa         300 Chelsea,
                                        Massachusetts,
                                        School Project
                                        Loan Act of
                                        1948, UT, 6% due
                                        6/15/2002 (c)...        --       --          323         --        --        --
                AAA     Aaa         215 Fall River,
                                        Massachusetts,
                                        GO, 6.30% due
                                        6/01/1988 (d)...        --       --          219         --        --        --
                NR*     Aa3         225 Framingham,
                                        Massachusetts,
                                        GO, 4.50% due
                                        7/15/2005.......        --       --          227         --        --        --
                AAA     Aaa         200 Lynn,
                                        Massachusetts,
                                        Water and Sewer
                                        Commission,
                                        Refunding, 4.95%
                                        due 12/01/2002
                                        (f).............        --       --          206         --        --        --


                                                                                            PRO FORMA
                                                                               PENNSYLVANIA    FOR
                                                                                 LIMITED    COMBINED
                                                                                 MATURITY     FUND
                                 TOTAL                                         ------------ ---------
                  S&P   MOODY'S  FACE                                             VALUE       VALUE
 STATE          RATINGS RATINGS AMOUNT        ISSUE                             (NOTE 1A)   (NOTE 1A)

------------------------------------------------------------------------------------------------------
 ILLINOIS       AA-     Baa1    $ 5,000 Chicago,
 (CONCLUDED)                            Illinois, School
                                        Financing
                                        Authority, 7.25%
                                        due 6/01/1998...                            --       $ 5,106
                AAA     Aaa       3,000 Cook County,
                                        Illinois, High
                                        School District
                                        No. 205, Revenue
                                        Refunding Bonds
                                        (Thorton
                                        Township), UT,
                                        5.60% due
                                        6/01/1998
                                        (f)(g)..........                            --         3,046
                                        Illinois State,
                                        Refunding, UT:
                AA      Aa3       4,600  3.90% due
                                        12/01/1998......                            --         4,597
                AAA     Aaa       3,500  5.125% due
                                        12/01/1999 (f)..                            --         3,588
------------------------------------------------------------------------------------------------------
 KENTUCKY-                              Kentucky State
 2.0%                                   Property and
                                        Buildings
                                        Commission,
                                        Revenue
                                        Refunding Bonds:
                A+      A         5,000  (Project No.
                                        55), 4.10% due
                                        9/01/1998.......                            --         5,011
                A+      A         4,000  (Project No.
                                        56), 5% due
                                        11/01/1998......                            --         4,051
------------------------------------------------------------------------------------------------------
 LOUISIANA-     A1+     VMIG1#    5,000 Louisiana State
 5.4%                                   Recovery
                                        District Sales
                                        Tax Revenue
                                        Bonds, 4.25%
                                        due 7/01/1998
                                        (d)(g)..........                            --         5,024
                AAA     Aaa      19,230 Louisiana State
                                        Refunding,
                                        Series A, 5.50%
                                        due 8/01/1998
                                        (f).............                            --        19,542
------------------------------------------------------------------------------------------------------
 MASSACHUSETTS- NR*     A1          285 Boston,
 3.3%                                   Massachusetts,
                                        Economic
                                        Development and
                                        Industrial
                                        Corporation,
                                        Public Parking
                                        Facility, Series
                                        1990, 5% due
                                        7/01/2015.......                            --           290
                AAA     Aaa         250 Boston
                                        Massachusetts,
                                        GO, UT, Series A
                                        5% due
                                        11/01/2004 (f)..                            --           259
                AAA     Aaa         300 Chelsea,
                                        Massachusetts,
                                        School Project
                                        Loan Act of
                                        1948, UT, 6% due
                                        6/15/2002 (c)...                            --           323
                AAA     Aaa         215 Fall River,
                                        Massachusetts,
                                        GO, 6.30% due
                                        6/01/1988 (d)...                            --           219
                NR*     Aa3         225 Framingham,
                                        Massachusetts,
                                        GO, 4.50% due
                                        7/15/2005.......                            --           227
                AAA     Aaa         200 Lynn,
                                        Massachusetts,
                                        Water and Sewer
                                        Commission,
                                        Refunding, 4.95%
                                        due 12/01/2002
                                        (f).............                            --           206

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)

                                                                                                         NEW       NEW
                                                           LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                          MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                          PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                TOTAL                     --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                        VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE        (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)

-------------------------------------------------------------------------------------------------------------------------
 MASSACHUSETTS A+      A1      $   100 Massachusetts
 (CONTINUED)                           Bay
                                       Transportation
                                       Authority,
                                       Massachusetts
                                       General
                                       Transportation
                                       System, Series
                                       A, 4.90% due
                                       3/01/2004.......        --       --       $  102         --        --        --
               AAA     Aaa         250 Massachusetts
                                       Education Loan
                                       Authority,
                                       Education Loan
                                       Revenue
                                       Refunding Bonds,
                                       AMT, Issue E,
                                       Series B, 5.50%
                                       due 7/01/2001
                                       (c).............        --       --          261         --        --        --
               A+      A1          750 Massachusetts
                                       State GO,
                                       Refunding Series
                                       B, 6.25% due
                                       8/01/2001.......        --       --          806         --        --        --
                                       Massachusetts
                                       State Health and
                                       Educational
                                       Facilities
                                       Authority
                                       Revenue Bonds:
               A1+     VMIG1#      200  (Capital Asset
                                       Program), VRDN,
                                        Series B, 3.45%
                                       due 7/01/2005
                                       (b)(d)..........        --       --          200         --        --        --
               A1+     VMIG1#      100  (Capital Asset
                                       Program), VRDN,
                                        Series C, 3.50%
                                       due 7/01/2005
                                        (b)(d).........        --       --          100         --        --        --
               AAA     Aaa         200  Refunding
                                       (Baystate
                                       Medical Center),
                                        Series D, 4.60%
                                       due 7/01/2002
                                       (f).............        --       --          202         --        --        --
               NR*     MIG1#       100 Massachusetts
                                       State Industrial
                                       Finance Agency,
                                       Health Care
                                       Facility Revenue
                                       Bonds (Beverly
                                       Enterprises-
                                       DEDHM), VRDN,
                                       3.65% due
                                       4/01/2009 (b)...        --       --          100         --        --        --
               AAA     Aaa         200 Massachusetts
                                       State Industrial
                                       Finance Agency,
                                       Revenue
                                       Refunding Bonds
                                       (Worcester
                                       Polytechnic),
                                       Series II, 4.50%
                                       due 9/01/2002
                                       (d).............        --       --          202         --        --        --
               AA      A1          300 Massachusetts
                                       State Special
                                       Obligation
                                       Revenue Bonds
                                       (Highway
                                       Improvement
                                       Loan), Series A,
                                       5.90% due
                                       6/01/2001.......        --       --          318         --        --        --
               AAA     Aaa         250 Massachusetts
                                       State Water
                                       Resource
                                       Authority,
                                       Series A, 6.75%
                                       due
                                       7/15/2002 (a)...        --       --          282         --        --        --
               NR*     Aaa         150 Nantucket,
                                       Massachusetts,
                                       GO, 5.75% due
                                       7/15/2005 (d)...        --       --          163         --        --        --

                                                                                          PRO FORMA
                                                                             PENNSYLVANIA    FOR
                                                                               LIMITED    COMBINED
                                                                               MATURITY     FUND
                                TOTAL                                        ------------ ---------
                 S&P   MOODY'S  FACE                                            VALUE       VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE                            (NOTE 1A)   (NOTE 1A)

---------------------------------------------------------------------------------------------------
 MASSACHUSETTS A+      A1      $   100 Massachusetts
 (CONTINUED)                           Bay
                                       Transportation
                                       Authority,
                                       Massachusetts
                                       General
                                       Transportation
                                       System, Series
                                       A, 4.90% due
                                       3/01/2004.......                           --       $   102
               AAA     Aaa         250 Massachusetts
                                       Education Loan
                                       Authority,
                                       Education Loan
                                       Revenue
                                       Refunding Bonds,
                                       AMT, Issue E,
                                       Series B, 5.50%
                                       due 7/01/2001
                                       (c).............                           --           261
               A+      A1          750 Massachusetts
                                       State GO,
                                       Refunding Series
                                       B, 6.25% due
                                       8/01/2001.......                           --           806
                                       Massachusetts
                                       State Health and
                                       Educational
                                       Facilities
                                       Authority
                                       Revenue Bonds:
               A1+     VMIG1#      200  (Capital Asset
                                       Program), VRDN,
                                        Series B, 3.45%
                                       due 7/01/2005
                                       (b)(d)..........                           --           200
               A1+     VMIG1#      100  (Capital Asset
                                       Program), VRDN,
                                        Series C, 3.50%
                                       due 7/01/2005
                                        (b)(d).........                           --           100
               AAA     Aaa         200  Refunding
                                       (Baystate
                                       Medical Center),
                                        Series D, 4.60%
                                       due 7/01/2002
                                       (f).............                           --           202
               NR*     MIG1#       100 Massachusetts
                                       State Industrial
                                       Finance Agency,
                                       Health Care
                                       Facility Revenue
                                       Bonds (Beverly
                                       Enterprises-
                                       DEDHM), VRDN,
                                       3.65% due
                                       4/01/2009 (b)...                           --           100
               AAA     Aaa         200 Massachusetts
                                       State Industrial
                                       Finance Agency,
                                       Revenue
                                       Refunding Bonds
                                       (Worcester
                                       Polytechnic),
                                       Series II, 4.50%
                                       due 9/01/2002
                                       (d).............                           --           202
               AA      A1          300 Massachusetts
                                       State Special
                                       Obligation
                                       Revenue Bonds
                                       (Highway
                                       Improvement
                                       Loan), Series A,
                                       5.90% due
                                       6/01/2001.......                           --           318
               AAA     Aaa         250 Massachusetts
                                       State Water
                                       Resource
                                       Authority,
                                       Series A, 6.75%
                                       due
                                       7/15/2002 (a)...                           --           282
               NR*     Aaa         150 Nantucket,
                                       Massachusetts,
                                       GO, 5.75% due
                                       7/15/2005 (d)...                           --           163

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)

                                                                                                           NEW       NEW
                                                             LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                            MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                            PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                TOTAL                       --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                          VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE          (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)

---------------------------------------------------------------------------------------------------------------------------
 MASSACHUSETTS NR*     A1      $   500 New England
 (CONCLUDED)                           Education Loan
                                       Marketing
                                       Corporation,
                                       Massachusetts
                                       Student Loan
                                       Revenue Bonds,
                                       AMT, Sub-Issue
                                       F, 6.60% due
                                       9/01/2002.......          --       --       $  536         --        --        --
               A-      A1       10,160 New England
                                       Education Loan
                                       Marketing
                                       Corporation
                                       Refunding Bonds
                                       Massachusetts
                                       Student Loan),
                                       Series D, 4.75%
                                       due 7/01/1998...     $ 10,226      --          --          --        --        --
               AA      Aa1         100 Peabody,
                                       Massachusetts,
                                       GO, Series A,
                                       4.50% due
                                       8/01/2000.......          --       --          101         --        --        --
---------------------------------------------------------------------------------------------------------------------------
 MICHIGAN-     AAA     Aaa         200 Anchor Bay,
 4.1%                                  Michigan, School
                                       District, UT,
                                       6.30% due
                                       5/01/2004 (d)...          --       --          --       $  222       --        --
               AA      Aa2         110 Ann Arbor
                                       Michigan, School
                                       District, Public
                                       Schools,
                                       Refunding, UT,
                                       4.75%
                                       due 5/01/2000...          --       --          --          112       --        --
               AAA     Aaa         105 Chelsea,
                                       Michigan, School
                                       District, UT,
                                       6.75% due
                                       5/01/2002 (f)...          --       --          --          116       --        --
               AAA     Aaa         150 Chippewa Valley,
                                       Michigan,
                                       Schools,
                                       Refunding, UT,
                                       4.90% due
                                       5/01/2004 (f)...          --       --          --          154       --        --
               AAA     Aaa         250 Dearborn,
                                       Michigan,
                                       Economic
                                       Development
                                       Corporation,
                                       Hospital Revenue
                                       Bonds (Oakwood
                                       Obligated
                                       Group), Series
                                       A, 6.95% due
                                       8/15/2001 (a)(d)..        --       --          --          280       --        --
                                       Detroit,
                                       Michigan,
                                       Distributable
                                       State Aid (c):
               AAA     Aaa       8,000  7.20% due
                                       5/01/2009 (a)...        8,583      --          --          --        --        --
               AAA     Aaa         200  Refunding, UT,
                                       5.70% due
                                       5/01/2001.......          --       --          --          210       --        --
               AAA     Aaa         250 Detroit,
                                       Michigan, Water
                                       Supply System,
                                       Revenue
                                       Refunding Bonds,
                                       6.20%
                                       due 7/01/2004
                                       (f).............          --       --          --          274       --        --
               AAA     Aaa         200 Eastern Michigan
                                       University,
                                       General Revenue
                                       Refunding Bonds,
                                       5.40% due
                                       6/01/1998 (c)...          --       --          --          203       --        --

                                                                                              PRO FORMA
                                                                                 PENNSYLVANIA    FOR
                                                                                   LIMITED    COMBINED
                                                                                   MATURITY     FUND
                                TOTAL                                            ------------ ---------
                 S&P   MOODY'S  FACE                                                VALUE       VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE                                (NOTE 1A)   (NOTE 1A)

-------------------------------------------------------------------------------------------------------
 MASSACHUSETTS NR*     A1      $   500 New England
 (CONCLUDED)                           Education Loan
                                       Marketing
                                       Corporation,
                                       Massachusetts
                                       Student Loan
                                       Revenue Bonds,
                                       AMT, Sub-Issue
                                       F, 6.60% due
                                       9/01/2002.......                                --      $   536
               A-      A1       10,160 New England
                                       Education Loan
                                       Marketing
                                       Corporation
                                       Refunding Bonds
                                       Massachusetts
                                       Student Loan),
                                       Series D, 4.75%
                                       due 7/01/1998...                                --       10,226
               AA      Aa1         100 Peabody,
                                       Massachusetts,
                                       GO, Series A,
                                       4.50% due
                                       8/01/2000.......                                --          101
-------------------------------------------------------------------------------------------------------
 MICHIGAN-     AAA     Aaa         200 Anchor Bay,
 4.1%                                  Michigan, School
                                       District, UT,
                                       6.30% due
                                       5/01/2004 (d)...                                --          222
               AA      Aa2         110 Ann Arbor
                                       Michigan, School
                                       District, Public
                                       Schools,
                                       Refunding, UT,
                                       4.75%
                                       due 5/01/2000...                                --          112
               AAA     Aaa         105 Chelsea,
                                       Michigan, School
                                       District, UT,
                                       6.75% due
                                       5/01/2002 (f)...                                --          116
               AAA     Aaa         150 Chippewa Valley,
                                       Michigan,
                                       Schools,
                                       Refunding, UT,
                                       4.90% due
                                       5/01/2004 (f)...                                --          154
               AAA     Aaa         250 Dearborn,
                                       Michigan,
                                       Economic
                                       Development
                                       Corporation,
                                       Hospital Revenue
                                       Bonds (Oakwood
                                       Obligated
                                       Group), Series
                                       A, 6.95% due
                                       8/15/2001 (a)(d)..                              --          280
                                       Detroit,
                                       Michigan,
                                       Distributable
                                       State Aid (c):
               AAA     Aaa       8,000  7.20% due
                                       5/01/2009 (a)...                                --        8,583
               AAA     Aaa         200  Refunding, UT,
                                       5.70% due
                                       5/01/2001.......                                --          210
               AAA     Aaa         250 Detroit,
                                       Michigan, Water
                                       Supply System,
                                       Revenue
                                       Refunding Bonds,
                                       6.20%
                                       due 7/01/2004
                                       (f).............                                --          274
               AAA     Aaa         200 Eastern Michigan
                                       University,
                                       General Revenue
                                       Refunding Bonds,
                                       5.40% due
                                       6/01/1998 (c)...                                --          203

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)

                                                                                                        NEW       NEW
                                                          LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                         MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                         PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                               TOTAL                     --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                       VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS AMOUNT       ISSUE        (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)

------------------------------------------------------------------------------------------------------------------------
 MICHIGAN      AAA     Aaa     $  200 Gull Lake,
 (CONCLUDED)                          Michigan,
                                      Community School
                                      District, GO,
                                      UT, 6.80% due
                                      5/01/2001
                                      (a)(f)..........        --       --          --       $  222       --        --
                                      Michigan
                                      Municipal Bond
                                      Authority
                                      Revenue Bonds:
               AAA     Aaa        200  (Local
                                      Government Loan
                                      Program),
                                       Series C, 5.50%
                                      due 5/01/2003
                                      (d).............        --       --          --          212       --        --
               AA      Aa2        450  Refunding
                                      (Local
                                      Government-
                                      Qualified
                                       School), Series
                                      A, 6% due
                                      5/01/2001.......        --       --          --          478       --        --
               AA+     Aa1        200  (State
                                      Revolving Fund),
                                      7% due
                                       10/01/2004
                                      (g).............        --       --          --          231       --        --
                                      Michigan State
                                      Building
                                      Authority,
                                      Revenue
                                      Refunding Bonds,
                                      Series I:
               AA-     A1       6,000  5.80% due
                                      10/01/1998......   $  6,128      --          --          --        --        --
               AA-     A1         200  6.40% due
                                      10/01/2004......        --       --          --          218       --        --
               AA-     A1         200 Michigan State
                                      Comprehensive
                                      Transportation,
                                      Revenue
                                      Refunding Bonds,
                                      Series B, 5.625%
                                      due 5/15/2003...        --       --          --          213       --        --
               NR*     Aaa        100 Michigan State
                                      Hospital Finance
                                      Authority
                                      Revenue Bonds
                                      (McLaren
                                      Obligated
                                      Group), Series
                                      A, 7.50% due
                                      9/15/2001 (a)...        --       --          --          114       --        --
               AA      Aa2        200 Michigan State
                                      Recreation
                                      Program, GO, 6%
                                      due 11/01/2004..        --       --          --          219       --        --
               AAA     Aaa        160 Michigan State,
                                      Underground
                                      Storage Tank
                                      Financial
                                      Assurance
                                      Authority,
                                      Revenue
                                      Refunding Bonds,
                                      Series I, 6% due
                                      5/01/2004 (c)...        --       --          --          175       --        --
               AAA     Aaa        235 Royal Oak,
                                      Michigan,
                                      Refunding, UT,
                                      4% due
                                      10/01/1997 (c)..        --       --          --          235       --        --
------------------------------------------------------------------------------------------------------------------------
 MINNESOTA-    AAA     Aaa      2,385 Metropolitan
 1.2%                                 Council,
                                      Minnesota (St.
                                      Paul
                                      Metropolitan
                                      Area Transit),
                                      UT, Series C,
                                      4.75% due
                                      2/01/2000.......      2,427      --          --          --        --        --
               AAA     Aaa      2,965 Minnesota State,
                                      HFA (Rental
                                      Housing),
                                      Refunding Bonds,
                                      Series D, 4.50%
                                      due 8/01/1999
                                      (d).............      2,991      --          --          --        --        --
------------------------------------------------------------------------------------------------------------------------
                                                                                         PRO FORMA
                                                                            PENNSYLVANIA    FOR
                                                                              LIMITED    COMBINED
                                                                              MATURITY     FUND
                               TOTAL                                        ------------ ---------
                 S&P   MOODY'S  FACE                                           VALUE       VALUE
 STATE         RATINGS RATINGS AMOUNT       ISSUE                            (NOTE 1A)   (NOTE 1A)

---------------------------------------------------------------------------------------------------
 MICHIGAN      AAA     Aaa     $  200 Gull Lake,
 (CONCLUDED)                          Michigan,
                                      Community School
                                      District, GO,
                                      UT, 6.80% due
                                      5/01/2001
                                      (a)(f)..........                            --      $   222
                                      Michigan
                                      Municipal Bond
                                      Authority
                                      Revenue Bonds:
               AAA     Aaa        200  (Local
                                      Government Loan
                                      Program),
                                       Series C, 5.50%
                                      due 5/01/2003
                                      (d).............                            --          212
               AA      Aa2        450  Refunding
                                      (Local
                                      Government-
                                      Qualified
                                       School), Series
                                      A, 6% due
                                      5/01/2001.......                            --          478
               AA+     Aa1        200  (State
                                      Revolving Fund),
                                      7% due
                                       10/01/2004
                                      (g).............                            --          231
                                      Michigan State
                                      Building
                                      Authority,
                                      Revenue
                                      Refunding Bonds,
                                      Series I:
               AA-     A1       6,000  5.80% due
                                      10/01/1998......                            --        6,128
               AA-     A1         200  6.40% due
                                      10/01/2004......                            --          218
               AA-     A1         200 Michigan State
                                      Comprehensive
                                      Transportation,
                                      Revenue
                                      Refunding Bonds,
                                      Series B, 5.625%
                                      due 5/15/2003...                            --          213
               NR*     Aaa        100 Michigan State
                                      Hospital Finance
                                      Authority
                                      Revenue Bonds
                                      (McLaren
                                      Obligated
                                      Group), Series
                                      A, 7.50% due
                                      9/15/2001 (a)...                            --          114
               AA      Aa2        200 Michigan State
                                      Recreation
                                      Program, GO, 6%
                                      due 11/01/2004..                            --          219
               AAA     Aaa        160 Michigan State,
                                      Underground
                                      Storage Tank
                                      Financial
                                      Assurance
                                      Authority,
                                      Revenue
                                      Refunding Bonds,
                                      Series I, 6% due
                                      5/01/2004 (c)...                            --          175
               AAA     Aaa        235 Royal Oak,
                                      Michigan,
                                      Refunding, UT,
                                      4% due
                                      10/01/1997 (c)..                            --          235
---------------------------------------------------------------------------------------------------
 MINNESOTA-    AAA     Aaa      2,385 Metropolitan
 1.2%                                 Council,
                                      Minnesota (St.
                                      Paul
                                      Metropolitan
                                      Area Transit),
                                      UT, Series C,
                                      4.75% due
                                      2/01/2000.......                            --        2,427
               AAA     Aaa      2,965 Minnesota State,
                                      HFA (Rental
                                      Housing),
                                      Refunding Bonds,
                                      Series D, 4.50%
                                      due 8/01/1999
                                      (d).............                            --        2,991
---------------------------------------------------------------------------------------------------

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)

                                                                                                         NEW       NEW
                                                           LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                          MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                          PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                TOTAL                     --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                        VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE        (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)

-------------------------------------------------------------------------------------------------------------------------
 MISSISSIPPI-  NR*     Aaa     $10,000 Mississippi
 2.2%                                  Higher Education
                                       Assistance
                                       Corporation,
                                       Student Loan
                                       Revenue Bonds,
                                       AMT, Series B,
                                       4.80% due
                                       9/01/1998.......   $ 10,076      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 NEBRASKA-     A+      A1        6,250 Nebraska Public
 1.4%                                  Power District
                                       Revenue Bonds
                                       (Consumer Public
                                       Power District),
                                       4.90% due
                                       7/01/1998.......      6,309      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 NEW JERSEY-   NR*     Aaa         300 Bergen County,
 4.4%                                  New Jersey,
                                       General
                                       Improvement
                                       Bonds, UT, 5.20%
                                       due 10/01/1999..        --       --          --          --     $  308       --
               NR*     NR*         400 East Orange, New
                                       Jersey, BAN
                                       (Water and
                                       Sewer), GO, UT,
                                       4.75% due
                                       8/28/1997.......        --       --          --          --        400       --
               AAA     Aaa         600 Elizabeth, New
                                       Jersey, General
                                       Improvement and
                                       Sewer Utility,
                                       Refunding, GO,
                                       UT, 6% due
                                       8/15/2004 (c)...        --       --          --          --        659       --
               SP1+    VMIG1#      300 Mercer County,
                                       New Jersey,
                                       Improvement
                                       Authority
                                       Revenue Bonds,
                                       VRDN, 3.35% due
                                       11/01/1998 (b)..        --       --          --          --        300       --
               AA+     Aaa         400 Monmouth County,
                                       New Jersey,
                                       General
                                       Improvement
                                       Bonds, GO, UT,
                                       6.625% due
                                       8/01/2000.......        --       --          --          --        419       --
               AAA     Aaa         300 Morris County,
                                       New Jersey,
                                       General
                                       Improvement
                                       Bonds, GO,
                                       4.625% due
                                       8/15/2003.......        --       --          --          --        307       --
               NR*     NR*         195 New Brunswick,
                                       New Jersey,
                                       Temporary Notes,
                                       UT, 4% due
                                       12/09/1997......        --       --          --          --        195       --
               AAA     Aaa       1,000 New Jersey EDA,
                                       Market
                                       Transition
                                       Facility Revenue
                                       Bonds, Senior
                                       Lien, Series A,
                                       7% due 7/01/2004
                                       (d).............        --       --          --          --      1,148       --
               A1+     VMIG1#      300 New Jersey EDA,
                                       Natural Gas
                                       Facilities
                                       Revenue Bonds
                                       (NUI Corporation
                                       Project), VRDN,
                                       AMT, Series A,
                                       3.30% due
                                       6/01/2026
                                       (b)(c)..........        --       --          --          --        300       --

                                                                                          PRO FORMA
                                                                             PENNSYLVANIA    FOR
                                                                               LIMITED    COMBINED
                                                                               MATURITY     FUND
                                TOTAL                                        ------------ ---------
                 S&P   MOODY'S  FACE                                            VALUE       VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE                            (NOTE 1A)   (NOTE 1A)

---------------------------------------------------------------------------------------------------
 MISSISSIPPI-  NR*     Aaa     $10,000 Mississippi
 2.2%                                  Higher Education
                                       Assistance
                                       Corporation,
                                       Student Loan
                                       Revenue Bonds,
                                       AMT, Series B,
                                       4.80% due
                                       9/01/1998.......                            --      $10,076
---------------------------------------------------------------------------------------------------
 NEBRASKA-     A+      A1        6,250 Nebraska Public
 1.4%                                  Power District
                                       Revenue Bonds
                                       (Consumer Public
                                       Power District),
                                       4.90% due
                                       7/01/1998.......                            --        6,309
---------------------------------------------------------------------------------------------------
 NEW JERSEY-   NR*     Aaa         300 Bergen County,
 4.4%                                  New Jersey,
                                       General
                                       Improvement
                                       Bonds, UT, 5.20%
                                       due 10/01/1999..                            --          308
               NR*     NR*         400 East Orange, New
                                       Jersey, BAN
                                       (Water and
                                       Sewer), GO, UT,
                                       4.75% due
                                       8/28/1997.......                            --          400
               AAA     Aaa         600 Elizabeth, New
                                       Jersey, General
                                       Improvement and
                                       Sewer Utility,
                                       Refunding, GO,
                                       UT, 6% due
                                       8/15/2004 (c)...                            --          659
               SP1+    VMIG1#      300 Mercer County,
                                       New Jersey,
                                       Improvement
                                       Authority
                                       Revenue Bonds,
                                       VRDN, 3.35% due
                                       11/01/1998 (b)..                            --          300
               AA+     Aaa         400 Monmouth County,
                                       New Jersey,
                                       General
                                       Improvement
                                       Bonds, GO, UT,
                                       6.625% due
                                       8/01/2000.......                            --          419
               AAA     Aaa         300 Morris County,
                                       New Jersey,
                                       General
                                       Improvement
                                       Bonds, GO,
                                       4.625% due
                                       8/15/2003.......                            --          307
               NR*     NR*         195 New Brunswick,
                                       New Jersey,
                                       Temporary Notes,
                                       UT, 4% due
                                       12/09/1997......                            --          195
               AAA     Aaa       1,000 New Jersey EDA,
                                       Market
                                       Transition
                                       Facility Revenue
                                       Bonds, Senior
                                       Lien, Series A,
                                       7% due 7/01/2004
                                       (d).............                            --        1,148
               A1+     VMIG1#      300 New Jersey EDA,
                                       Natural Gas
                                       Facilities
                                       Revenue Bonds
                                       (NUI Corporation
                                       Project), VRDN,
                                       AMT, Series A,
                                       3.30% due
                                       6/01/2026
                                       (b)(c)..........                            --          300

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)

                                                                                                            NEW       NEW
                                                              LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                             MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                             PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                TOTAL                        --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                           VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE           (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)

----------------------------------------------------------------------------------------------------------------------------
 NEW JERSEY    NR*     NR*     $ 3,000 New Jersey, EDA,
 (CONTINUED)                           Economic Growth
                                       Revenue Bonds
                                       (Greater Mercer
                                       County), VRDN,
                                       Series C, 4.25%
                                       due
                                       11/01/2011 (b)..      $  3,000      --          --          --        --        --
               A1+     Aaa         200 New Jersey EDA,
                                       Water Facilities
                                       Revenue
                                       Refunding Bonds
                                       (United Water of
                                       New Jersey, Inc.
                                       Project), VRDN,
                                       AMT, Series A,
                                       3% due
                                       11/01/2026 (b)(c)..        --       --          --          --     $  200       --
               A1+     VMIG1#      200 New Jersey
                                       Sports and
                                       Exposition
                                       Authority
                                       Revenue Bonds
                                       (State
                                       Contract), VRDN,
                                       Series C, 3.45%
                                       due 9/01/2024
                                       (b)(d)..........           --       --          --          --        200       --
               AAA     Aaa       5,715 New Jersey State
                                       Educational
                                       Facilities
                                       Authority
                                       Revenue Bonds
                                       (Higher
                                       Educational
                                       Facilities Trust
                                       Fund), Series A,
                                       5.125% due
                                       9/01/1999 (c)...         5,844      --          --          --        --        --
               AAA     Aaa         300 New Jersey State
                                       Educational
                                       Facilities
                                       Authority
                                       Revenue Bonds
                                       (Princeton
                                       University),
                                       Series E, 4.05%
                                       due 7/01/2000...           --       --          --          --        301       --
               AA+     Aa1       4,250 New Jersey
                                       State,
                                       Refunding, UT,
                                       Series O, 5.10%
                                       due 2/15/2000...         4,361      --          --          --        --        --
               NR*     Aaa         200 New Jersey State
                                       Transportation
                                       Trust Fund
                                       Authority
                                       (Transportation
                                       System), Series
                                       A, 5.40% due
                                       12/15/2002 (g)..           --       --          --          --        212       --
               AAA     VMIG1#      300 New Jersey State
                                       Turnpike
                                       Authority,
                                       Turnpike Revenue
                                       Refunding Bonds,
                                       VRDN, Series D,
                                       3.30% due
                                       1/01/2018
                                       (b)(f)..........           --       --          --          --        300       --
               NR*     Aa2         400 Ocean County,
                                       New Jersey,
                                       Utilities
                                       Authority,
                                       Wastewater
                                       Revenue Bonds,
                                       Series A, 6.125%
                                       due 1/01/2003...           --       --          --          --        436       --
               A1+     VMIG1#      300 Port Authority
                                       of New York and
                                       New Jersey,
                                       Special
                                       Obligation
                                       Revenue Bonds
                                       (Versatile
                                       Structure
                                       Obligation),
                                       VRDN, Series 3,
                                       3.55% due
                                       6/01/2020 (b)...           --       --          --          --        300       --
                                                                                                PRO FORMA
                                                                                   PENNSYLVANIA    FOR
                                                                                     LIMITED    COMBINED
                                                                                     MATURITY     FUND
                                TOTAL                                              ------------ ---------
                 S&P   MOODY'S  FACE                                                  VALUE       VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE                                  (NOTE 1A)   (NOTE 1A)

---------------------------------------------------------------------------------------------------------
 NEW JERSEY    NR*     NR*     $ 3,000 New Jersey, EDA,
 (CONTINUED)                           Economic Growth
                                       Revenue Bonds
                                       (Greater Mercer
                                       County), VRDN,
                                       Series C, 4.25%
                                       due
                                       11/01/2011 (b)..                                  --      $ 3,000
               A1+     Aaa         200 New Jersey EDA,
                                       Water Facilities
                                       Revenue
                                       Refunding Bonds
                                       (United Water of
                                       New Jersey, Inc.
                                       Project), VRDN,
                                       AMT, Series A,
                                       3% due
                                       11/01/2026 (b)(c)..                               --          200
               A1+     VMIG1#      200 New Jersey
                                       Sports and
                                       Exposition
                                       Authority
                                       Revenue Bonds
                                       (State
                                       Contract), VRDN,
                                       Series C, 3.45%
                                       due 9/01/2024
                                       (b)(d)..........                                  --          200
               AAA     Aaa       5,715 New Jersey State
                                       Educational
                                       Facilities
                                       Authority
                                       Revenue Bonds
                                       (Higher
                                       Educational
                                       Facilities Trust
                                       Fund), Series A,
                                       5.125% due
                                       9/01/1999 (c)...                                  --        5,844
               AAA     Aaa         300 New Jersey State
                                       Educational
                                       Facilities
                                       Authority
                                       Revenue Bonds
                                       (Princeton
                                       University),
                                       Series E, 4.05%
                                       due 7/01/2000...                                  --          301
               AA+     Aa1       4,250 New Jersey
                                       State,
                                       Refunding, UT,
                                       Series O, 5.10%
                                       due 2/15/2000...                                  --        4,361
               NR*     Aaa         200 New Jersey State
                                       Transportation
                                       Trust Fund
                                       Authority
                                       (Transportation
                                       System), Series
                                       A, 5.40% due
                                       12/15/2002 (g)..                                  --          212
               AAA     VMIG1#      300 New Jersey State
                                       Turnpike
                                       Authority,
                                       Turnpike Revenue
                                       Refunding Bonds,
                                       VRDN, Series D,
                                       3.30% due
                                       1/01/2018
                                       (b)(f)..........                                  --          300
               NR*     Aa2         400 Ocean County,
                                       New Jersey,
                                       Utilities
                                       Authority,
                                       Wastewater
                                       Revenue Bonds,
                                       Series A, 6.125%
                                       due 1/01/2003...                                  --          436
               A1+     VMIG1#      300 Port Authority
                                       of New York and
                                       New Jersey,
                                       Special
                                       Obligation
                                       Revenue Bonds
                                       (Versatile
                                       Structure
                                       Obligation),
                                       VRDN, Series 3,
                                       3.55% due
                                       6/01/2020 (b)...                                  --          300

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)

                                                                                                         NEW       NEW
                                                           LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                          MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                          PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                TOTAL                     --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                        VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE        (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)

-------------------------------------------------------------------------------------------------------------------------
 NEW JERSEY    AAA     Aaa     $   125 Somerset County,
 (CONCLUDED)                           New Jersey, GO,
                                       UT, 5.875% due
                                       12/01/2001......        --       --          --          --     $  134       --
               A1+     P1          200 Union County,
                                       New Jersey,
                                       Industrial
                                       Pollution
                                       Control
                                       Financing
                                       Authority,
                                       Refunding Bonds
                                       (Exxon Project),
                                       3.10% due
                                       10/01/2024......        --       --          --          --        200       --
               AA+     Aaa         340 Union County,
                                       New Jersey,
                                       Refunding, GO,
                                       UT, 5.875% due
                                       3/01/1999.......        --       --          --          --        350       --
-------------------------------------------------------------------------------------------------------------------------
 NEW MEXICO-   AA      Aa2       5,000 New Mexico State
 1.1%                                  Severance Tax
                                       Revenue Bonds,
                                       4.50% due
                                       7/01/1999.......   $  5,051      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK-     AAA     Aaa         600 Clifton Park,
 13.1%                                 New York, Water
                                       Authority, Water
                                       System Revenue
                                       Bonds, Series A,
                                       6.375%
                                       due 10/01/2002
                                       (a)(f)..........        --       --          --          --        --     $  671
                                       Nassau County,
                                       New York,
                                       General
                                       Improvement
                                       Bonds, UT (f):
               AAA     Aaa         400  Series O,
                                       5.625% due
                                       8/01/2004.......        --       --          --          --        --        430
               AAA     Aaa         700  Series Q, 5.10%
                                       due 8/01/2003...        --       --          --          --        --        729
               AAA     Aaa         750 New York City,
                                       New York, IDA,
                                       Civic Facilities
                                       Revenue Bonds
                                       (USTA
                                       National Tennis
                                       Center Project),
                                       6% due
                                       11/15/2002 (e)..        --       --          --          --        --        819
                                       New York City,
                                       New York,
                                       Municipal
                                       Assistance
                                       Corporation:
               AA-     Aa2       4,550  Refunding
                                       Bonds, Series E,
                                       5.50% due
                                       7/01/2000.......      4,732      --          --          --        --        --
               AA      Aa2         800  Series 68,
                                       7.10% due
                                       7/01/2000.......                 --          --          --        --        860
                                       New York City,
                                       New York,
                                       Municipal Water
                                       Finance
                                       Authority, Water
                                       and Sewer System
                                       Revenue Bonds,
                                       VRDN (b)(f):
               A1+     VMIG1#      600  Series A, 3.60%
                                       due 6/15/2025...        --       --          --          --        --        600
               A1+     VMIG1#    1,600  Series G, 3.65%
                                       due 6/15/2024...      1,500      --          --          --        --        100
                                                                                          PRO FORMA
                                                                             PENNSYLVANIA    FOR
                                                                               LIMITED    COMBINED
                                                                               MATURITY     FUND
                                TOTAL                                        ------------ ---------
                 S&P   MOODY'S  FACE                                            VALUE       VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE                            (NOTE 1A)   (NOTE 1A)

---------------------------------------------------------------------------------------------------
 NEW JERSEY    AAA     Aaa     $   125 Somerset County,
 (CONCLUDED)                           New Jersey, GO,
                                       UT, 5.875% due
                                       12/01/2001......                            --      $   134
               A1+     P1          200 Union County,
                                       New Jersey,
                                       Industrial
                                       Pollution
                                       Control
                                       Financing
                                       Authority,
                                       Refunding Bonds
                                       (Exxon Project),
                                       3.10% due
                                       10/01/2024......                            --          200
               AA+     Aaa         340 Union County,
                                       New Jersey,
                                       Refunding, GO,
                                       UT, 5.875% due
                                       3/01/1999.......                            --          350
---------------------------------------------------------------------------------------------------
 NEW MEXICO-   AA      Aa2       5,000 New Mexico State
 1.1%                                  Severance Tax
                                       Revenue Bonds,
                                       4.50% due
                                       7/01/1999.......                            --        5,051
---------------------------------------------------------------------------------------------------
 NEW YORK-     AAA     Aaa         600 Clifton Park,
 13.1%                                 New York, Water
                                       Authority, Water
                                       System Revenue
                                       Bonds, Series A,
                                       6.375%
                                       due 10/01/2002
                                       (a)(f)..........                            --          671
                                       Nassau County,
                                       New York,
                                       General
                                       Improvement
                                       Bonds, UT (f):
               AAA     Aaa         400  Series O,
                                       5.625% due
                                       8/01/2004.......                            --          430
               AAA     Aaa         700  Series Q, 5.10%
                                       due 8/01/2003...                            --          729
               AAA     Aaa         750 New York City,
                                       New York, IDA,
                                       Civic Facilities
                                       Revenue Bonds
                                       (USTA
                                       National Tennis
                                       Center Project),
                                       6% due
                                       11/15/2002 (e)..                            --          819
                                       New York City,
                                       New York,
                                       Municipal
                                       Assistance
                                       Corporation:
               AA-     Aa2       4,550  Refunding
                                       Bonds, Series E,
                                       5.50% due
                                       7/01/2000.......                            --        4,732
               AA      Aa2         800  Series 68,
                                       7.10% due
                                       7/01/2000.......                            --          860
                                       New York City,
                                       New York,
                                       Municipal Water
                                       Finance
                                       Authority, Water
                                       and Sewer System
                                       Revenue Bonds,
                                       VRDN (b)(f):
               A1+     VMIG1#      600  Series A, 3.60%
                                       due 6/15/2025...                            --          600
               A1+     VMIG1#    1,600  Series G, 3.65%
                                       due 6/15/2024...                            --        1,600

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)

                                                                                                         NEW       NEW
                                                           LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                          MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                          PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                TOTAL                     --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                        VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE        (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)

-------------------------------------------------------------------------------------------------------------------------
 NEW YORK      BBB+    Baa1    $   610 New York City,
 (CONTINUED)                           New York,
                                       Refunding, UT,
                                       Series A, 6% due
                                       8/01/2000.......        --       --          --          --        --     $  641
               A-      A2       11,820 New York State
                                       Crossover
                                       Refunding, 7.80%
                                       due 11/15/1998..   $ 12,391      --          --          --        --        --
                                       New York State
                                       Dormitory
                                       Revenue Bonds:
               AAA     Aaa         500  (College and
                                       University
                                       Education
                                        Loans), AMT,
                                       6.30% due
                                       7/01/2002 (d)...        --       --          --          --        --        547
               BBB     Baa1      6,675  (Consolidated
                                       City University
                                       System)  Series
                                       A, 4.50% due
                                       7/01/1998.......      6,714      --          --          --        --        --
               BBB     Baa1     10,885  (Consolidated
                                       City University
                                       System),  Series
                                       A, 4.75% due
                                       7/01/1999.......     11,028      --          --          --        --        --
               AA      Aa          700  Refunding
                                       (Cornell
                                       University), 5%
                                       due  7/01/2005..        --       --          --          --        --        732
               AAA     Aaa       3,000  (State
                                       University
                                       Educational)
                                       Series A,
                                        7.125% due
                                       5/15/2017(a)....      3,220      --          --          --        --        --
               A-      Aa          400 New York State
                                       Environmental
                                       Facilities
                                       Corporation,
                                       PCR, State Water
                                       Revolving Fund
                                       (New York City
                                       Municipal Water
                                       Finance
                                       Authority
                                       Project), Series
                                       E, 5.60% due
                                       6/15/1999.......        --       --          --          --        --        412
               A-      A2          600 New York State
                                       Environmental
                                       Quality, GO, 6%
                                       due 12/01/2004..        --       --          --          --        --        658
                                       New York State,
                                       GO:
               A-      A2          505  6% due
                                       7/15/2006.......        --       --          --          --        --        559
               A-      A2          735  Refunding,
                                       Series B, 6.25%
                                       due  8/15/2004..        --       --          --          --        --        815
                                       New York State
                                       Local Government
                                       Assistance
                                       Corporation (a):
               A       A3          625  Series A, 7%
                                       due 4/01/2001...        --       --          --          --        --        698
               AAA     Aaa         600  Series D, 7%
                                       due 4/01/2002...        --       --          --          --        --        682

                                                                      PRO FORMA
                                                         PENNSYLVANIA    FOR
                                                           LIMITED    COMBINED
                                                           MATURITY     FUND
                                TOTAL                    ------------ ---------
                 S&P   MOODY'S  FACE                        VALUE       VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE        (NOTE 1A)   (NOTE 1A)

--------------------------------------------------------------------------------
 NEW YORK      BBB+    Baa1    $   610 New York City,
 (CONTINUED)                           New York,
                                       Refunding, UT,
                                       Series A, 6% due
                                       8/01/2000.......    --             $   641
               A-      A2       11,820 New York State
                                       Crossover
                                       Refunding, 7.80%
                                       due 11/15/1998..    --              12,391
                                       New York State
                                       Dormitory
                                       Revenue Bonds:
               AAA     Aaa         500  (College and
                                       University
                                       Education
                                        Loans), AMT,
                                       6.30% due
                                       7/01/2002 (d)...    --                 547
               BBB     Baa1      6,675  (Consolidated
                                       City University
                                       System)  Series
                                       A, 4.50% due
                                       7/01/1998.......    --               6,714
               BBB     Baa1     10,885  (Consolidated
                                       City University
                                       System),  Series
                                       A, 4.75% due
                                       7/01/1999.......    --              11,028
               AA      Aa          700  Refunding
                                       (Cornell
                                       University), 5%
                                       due  7/01/2005..    --                 732
               AAA     Aaa       3,000  (State
                                       University
                                       Educational)
                                       Series A,
                                        7.125% due
                                       5/15/2017(a)....    --               3,220
               A-      Aa          400 New York State
                                       Environmental
                                       Facilities
                                       Corporation,
                                       PCR, State Water
                                       Revolving Fund
                                       (New York City
                                       Municipal Water
                                       Finance
                                       Authority
                                       Project), Series
                                       E, 5.60% due
                                       6/15/1999.......    --                 412
               A-      A2          600 New York State
                                       Environmental
                                       Quality, GO, 6%
                                       due 12/01/2004..    --                 658
                                       New York State,
                                       GO:
               A-      A2          505  6% due
                                       7/15/2006.......    --                 559
               A-      A2          735  Refunding,
                                       Series B, 6.25%
                                       due  8/15/2004..    --                 815
                                       New York State
                                       Local Government
                                       Assistance
                                       Corporation (a):
               A       A3          625  Series A, 7%
                                       due 4/01/2001...    --                 698
               AAA     Aaa         600  Series D, 7%
                                       due 4/01/2002...    --                 682

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)

                                                                                                         NEW       NEW
                                                           LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                          MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                          PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                TOTAL                     --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                        VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS  VALUE        ISSUE        (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)

-------------------------------------------------------------------------------------------------------------------------
 NEW YORK                              New York State
 (CONCLUDED)                           Medical Care
                                       Facilities
                                       Finance Agency,
                                       Revenue Bonds,
                                       Series A:
               AAA     Aaa     $   725  (Mental Health
                                       Services
                                       Facilities),
                                        7.75% due
                                       2/15/2001 (a)...        --       --          --          --        --     $  825
               AA      Aa          650  (Secured
                                       Mortgage
                                       Program, Adult
                                        Day Care), 6%
                                       due 11/15/2003
                                       (i).............        --       --          --          --        --        702
               AA      NR*         675 New York State
                                       Tax Exempt
                                       Revenue Bonds
                                       (Rochester
                                       Museum of
                                       Science), 5.60%
                                       due 12/01/2015..        --       --          --          --        --        679
               AAA     VMIG1#      100 New York State
                                       Thruway
                                       Authority,
                                       General Revenue
                                       Bonds, VRDN,
                                       3.60% due
                                       1/01/2024 (b)
                                       (f).............        --       --          --          --        --        100
               BBB     Aaa       5,000 New York State
                                       Urban
                                       Development
                                       Corporation,
                                       Revenue Bonds
                                       (State
                                       Facilities),
                                       7.60 due
                                       4/01/2020 (a)...   $  5,668      --          --          --        --        --
               BBB     Baa1        450 New York State
                                       Urban
                                       Development
                                       Corporation,
                                       Revenue
                                       Refunding Bonds
                                       (Center for
                                       Industrial
                                       Innovation
                                       Project), 4.60%
                                       due 1/01/1998...        --       --          --          --        --        451
               AAA     Aaa         760 Port Authority
                                       of New York and
                                       New Jersey,
                                       Refunding, AMT
                                       UT, Consolidated
                                       97th Series,
                                       7.10% due
                                       7/15/2003 (f)...        --       --          --          --        --        867
               A1+     VMIG1#      200 Syracuse, New
                                       York, IDA, Civic
                                       Facility Revenue
                                       Bonds (Multi-
                                       Model Syracuse
                                       University
                                       Project), VRDN,
                                       3.50% due
                                       3/01/2023 (b)...        --       --          --          --        --        200
                                       Triborough
                                       Bridge and
                                       Tunnel
                                       Authority, New
                                       York, Revenue
                                       Bonds:
               A+      Aa          340  Series R, 6.90%
                                       due 1/01/2000...        --       --          --          --        --        363
               A1+     VMIG1#      200  Special
                                       Obligation,
                                       VRDN, 3.60%  due
                                       1/01/2024 (b)
                                       (f).............        --       --          --          --        --        200
-------------------------------------------------------------------------------------------------------------------------

                                                                       PRO FORMA
                                                          PENNSYLVANIA    FOR
                                                            LIMITED    COMBINED
                                                            MATURITY     FUND
                                TOTAL                     ------------ ---------
                 S&P   MOODY'S  FACE                         VALUE       VALUE
 STATE         RATINGS RATINGS  VALUE        ISSUE         (NOTE 1A)   (NOTE 1A)
-----------------------------------------------------------------------------------
 NEW YORK                              New York State
 (CONCLUDED)                           Medical Care
                                       Facilities
                                       Finance Agency,
                                       Revenue Bonds,
                                       Series A:
               AAA     Aaa     $   725  (Mental Health
                                       Services
                                       Facilities),
                                        7.75% due
                                       2/15/2001 (a)...     --              $   825
               AA      Aa          650  (Secured
                                       Mortgage
                                       Program, Adult
                                        Day Care), 6%
                                       due 11/15/2003
                                       (i).............     --                  702
               AA      NR*         675 New York State
                                       Tax Exempt
                                       Revenue Bonds
                                       (Rochester
                                       Museum of
                                       Science), 5.60%
                                       due 12/01/2015..     --                  679
               AAA     VMIG1#      100 New York State
                                       Thruway
                                       Authority,
                                       General Revenue
                                       Bonds, VRDN,
                                       3.60% due
                                       1/01/2024 (b)
                                       (f).............     --                  100
               BBB     Aaa       5,000 New York State
                                       Urban
                                       Development
                                       Corporation,
                                       Revenue Bonds
                                       (State
                                       Facilities),
                                       7.60 due
                                       4/01/2020 (a)...     --                5,668
               BBB     Baa1        450 New York State
                                       Urban
                                       Development
                                       Corporation,
                                       Revenue
                                       Refunding Bonds
                                       (Center for
                                       Industrial
                                       Innovation
                                       Project), 4.60%
                                       due 1/01/1998...     --                  451
               AAA     Aaa         760 Port Authority
                                       of New York and
                                       New Jersey,
                                       Refunding, AMT
                                       UT, Consolidated
                                       97th Series,
                                       7.10% due
                                       7/15/2003 (f)...     --                  867
               A1+     VMIG1#      200 Syracuse, New
                                       York, IDA, Civic
                                       Facility Revenue
                                       Bonds (Multi-
                                       Model Syracuse
                                       University
                                       Project), VRDN,
                                       3.50% due
                                       3/01/2023 (b)...     --                  200
                                       Triborough
                                       Bridge and
                                       Tunnel
                                       Authority, New
                                       York, Revenue
                                       Bonds:
               A+      Aa          340  Series R, 6.90%
                                       due 1/01/2000...     --                  363
               A1+     VMIG1#      200  Special
                                       Obligation,
                                       VRDN, 3.60%  due
                                       1/01/2024 (b)
                                       (f).............     --                  200
-----------------------------------------------------------------------------------

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)


                                                                                                         NEW       NEW
                                                           LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                          MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                          PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                TOTAL                     --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                        VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE        (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)

-------------------------------------------------------------------------------------------------------------------------
 OHIO-8.2%     AAA     Aaa     $ 2,000 Cincinnati,
                                       Ohio, City
                                       School District,
                                       TAN, Series B,
                                       5% due
                                       12/01/1998 (c)..   $  2,028      --          --          --        --        --
               NR*     Aa1       6,000 Franklin County,
                                       Ohio, Hospital
                                       Revenue
                                       Refunding Bonds
                                       (US Health
                                       Corp.), Series
                                       B, 4.50% due
                                       12/01/2020......      6,065      --          --          --        --        --
               A+      VMIG1#    7,000 Ohio State Air
                                       Quality
                                       Development
                                       Authority,
                                       Revenue
                                       Refunding Bonds
                                       (Ohio Edison
                                       Project), Series
                                       A, 4.35% due
                                       2/01/2014.......      7,021      --          --          --        --        --
               AAA     Aa1      12,400 Ohio State
                                       Highway, GO,
                                       Series V, 4.70%
                                       due 5/15/2000...     12,623      --          --          --        --        --
               AAA     Aaa       3,500 Ohio State
                                       Public
                                       Facilities
                                       Commission
                                       (Higher
                                       Education
                                       Capital
                                       Facilities),
                                       Series II-A,
                                       4.375% due
                                       11/01/1999 (d)..      3,530      --          --          --        --        --
               NR*     Aaa       6,000 Student Loan
                                       Funding
                                       Corporation,
                                       Cincinnati,
                                       Ohio, Student
                                       Loan Revenue
                                       Refunding Bonds,
                                       AMT, Series C,
                                       5.70% due
                                       7/01/1999.......      6,156      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 OKLAHOMA-     AA      Aa        2,400 Tulsa, Oklahoma,
 0.5%                                  GO, UT, 5.125%
                                       due 5/01/1999...      2,448      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 OREGON-0.7%   A1+     VMIG1#    3,000 Port Saint
                                       Helens, Oregon,
                                       PCR (Portland
                                       General Electric
                                       Company
                                       Project), VRDN,
                                       Series A, 3.35%
                                       due 4/01/2010
                                       (b).............      3,000      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA- NR*     VMIG1#      100 Allegheny
 5.1%                                  County,
                                       Pennsylvania,
                                       Hospital
                                       Development
                                       Authority
                                       Revenue Bonds
                                       (Presbyterian
                                       University
                                       Hospital), ACES,
                                       Series B1, 3.60%
                                       due 3/01/2018
                                       (b).............        --       --          --          --        --        --
               AAA     Aaa         400 Beaver County,
                                       Pennsylvania,
                                       Hospital
                                       Authority,
                                       Revenue
                                       Refunding Bonds
                                       (Medical Center
                                       of Beaver
                                       County, Inc.),
                                       5.70% due
                                       7/01/1999 (a)...        --       --          --          --        --        --

                                                                      PRO FORMA
                                                         PENNSYLVANIA    FOR
                                                           LIMITED    COMBINED
                                                           MATURITY     FUND
                                TOTAL                    ------------ ---------
                 S&P   MOODY'S  FACE                        VALUE       VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE        (NOTE 1A)   (NOTE 1A)
--------------------------------------------------------------------------------
 OHIO-8.2%     AAA     Aaa     $ 2,000 Cincinnati,
                                       Ohio, City
                                       School District,
                                       TAN, Series B,
                                       5% due
                                       12/01/1998 (c)..      --        $ 2,028
               NR*     Aa1       6,000 Franklin County,
                                       Ohio, Hospital
                                       Revenue
                                       Refunding Bonds
                                       (US Health
                                       Corp.), Series
                                       B, 4.50% due
                                       12/01/2020......      --          6,065
               A+      VMIG1#    7,000 Ohio State Air
                                       Quality
                                       Development
                                       Authority,
                                       Revenue
                                       Refunding Bonds
                                       (Ohio Edison
                                       Project), Series
                                       A, 4.35% due
                                       2/01/2014.......      --          7,021
               AAA     Aa1      12,400 Ohio State
                                       Highway, GO,
                                       Series V, 4.70%
                                       due 5/15/2000...      --         12,623
               AAA     Aaa       3,500 Ohio State
                                       Public
                                       Facilities
                                       Commission
                                       (Higher
                                       Education
                                       Capital
                                       Facilities),
                                       Series II-A,
                                       4.375% due
                                       11/01/1999 (d)..      --          3,530
               NR*     Aaa       6,000 Student Loan
                                       Funding
                                       Corporation,
                                       Cincinnati,
                                       Ohio, Student
                                       Loan Revenue
                                       Refunding Bonds,
                                       AMT, Series C,
                                       5.70% due
                                       7/01/1999.......      --          6,156
--------------------------------------------------------------------------------
 OKLAHOMA-     AA      Aa        2,400 Tulsa, Oklahoma,
 0.5%                                  GO, UT, 5.125%
                                       due 5/01/1999...      --          2,448
--------------------------------------------------------------------------------
 OREGON-0.7%   A1+     VMIG1#    3,000 Port Saint
                                       Helens, Oregon,
                                       PCR (Portland
                                       General Electric
                                       Company
                                       Project), VRDN,
                                       Series A, 3.35%
                                       due 4/01/2010
                                       (b).............                  3,000
--------------------------------------------------------------------------------
 PENNSYLVANIA- NR*     VMIG1#      100 Allegheny
 5.1%                                  County,
                                       Pennsylvania,
                                       Hospital
                                       Development
                                       Authority
                                       Revenue Bonds
                                       (Presbyterian
                                       University
                                       Hospital), ACES,
                                       Series B1, 3.60%
                                       due 3/01/2018
                                       (b).............  $  100         100
               AAA     Aaa         400 Beaver County,
                                       Pennsylvania,
                                       Hospital
                                       Authority,
                                       Revenue
                                       Refunding Bonds
                                       (Medical Center
                                       of Beaver
                                       County, Inc.),
                                       5.70% due
                                       7/01/1999 (a)...     412         412


  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)


                                                                                                         NEW       NEW
                                                           LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                          MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                          PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                TOTAL                     --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                        VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE        (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)

-------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA- AA      Aa      $ 1,000 Bucks County,
 (CONTINUED)                           Pennsylvania,
                                       UT, Series A,
                                       5.95% due
                                       3/01/2000.......        --       --          --          --        --        --
               NR*     NR*         300 Emmaus,
                                       Pennsylvania,
                                       General
                                       Authority
                                       Revenue Bonds,
                                       VRDN, Sub-Series
                                       E-9, 3.70% due
                                       3/01/2024 (b)...        --       --          --          --        --        --
               A1+     NR*         300 Harrisburg,
                                       Pennsylvania,
                                       Authority
                                       Revenue Bonds
                                       (Pooled
                                       Financing Fund),
                                       VRDN, 3.85% due
                                       7/01/2021 (b)...        --       --          --          --        --        --
               A1+     Aaa         150 Lehigh County,
                                       Pennsylvania,
                                       Authority Water
                                       Revenue Bonds,
                                       VRDN, 3.60% due
                                       11/01/2004
                                       (b)(f)..........        --       --          --          --        --        --
               NR*     VMIG1#      300 Pennsylvania
                                       Energy
                                       Development
                                       Authority,
                                       Energy
                                       Development
                                       Revenue Bonds
                                       (B&W Ebensburg
                                       Project), VRDN,
                                       AMT, 3.70% due
                                       12/01/2011 (b)..        --       --          --          --        --        --
                                       Pennsylvania
                                       State Higher
                                       Educational
                                       Facilities
                                       Authority,
                                       College and
                                       University
                                       Revenue
                                       Refunding Bonds,
                                       Series A:                        --          --          --        --        --
               A+      Aa3         380  (Thomas
                                       Jefferson
                                       University),
                                       5.75%  due
                                       8/15/1998.......        --       --          --          --        --        --
               AA      Aa2         275  (University of
                                       Pennsylvania),
                                       4.70% due
                                        9/01/1997......        --       --          --          --        --        --
               AAA     Aaa       8,675 Pennsylvania
                                       State, Refunding
                                       Bonds, GO, UT,
                                       5.25% due
                                       11/15/1998 (f)..   $  8,821      --          --          --        --        --
               AAA     Aaa         255 Pennsylvania
                                       State Turnpike
                                       Commission,
                                       Turnpike Revenue
                                       Refunding Bonds,
                                       Series O, 5.35%
                                       due 12/01/2002
                                       (f).............        --       --          --          --        --        --
                                       Philadelphia,
                                       Pennsylvania,
                                       Hospitals and
                                       Higher Education
                                       Facilities
                                       Authority,
                                       Hospital Revenue
                                       Bonds:
               A1+     VMIG1#    3,600  (Children's
                                       Hospital of
                                       Pennsylvania
                                        Project), 3.65%
                                       due 8/01/1997
                                       (a).............      3,600      --          --          --        --        --

                                                                       PRO FORMA
                                                          PENNSYLVANIA    FOR
                                                            LIMITED    COMBINED
                                                            MATURITY     FUND
                                TOTAL                     ------------ ---------
                 S&P   MOODY'S  FACE                         VALUE       VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE         (NOTE 1A)   (NOTE 1A)
--------------------------------------------------------------------------------
 PENNSYLVANIA- AA      Aa      $ 1,000 Bucks County,
 (CONTINUED)                           Pennsylvania,
                                       UT, Series A,
                                       5.95% due
                                       3/01/2000.......     $1,047         $ 1,047
               NR*     NR*         300 Emmaus,
                                       Pennsylvania,
                                       General
                                       Authority
                                       Revenue Bonds,
                                       VRDN, Sub-Series
                                       E-9, 3.70% due
                                       3/01/2024 (b)...        300             300
               A1+     NR*         300 Harrisburg,
                                       Pennsylvania,
                                       Authority
                                       Revenue Bonds
                                       (Pooled
                                       Financing Fund),
                                       VRDN, 3.85% due
                                       7/01/2021 (b)...        300             300
               A1+     Aaa         150 Lehigh County,
                                       Pennsylvania,
                                       Authority Water
                                       Revenue Bonds,
                                       VRDN, 3.60% due
                                       11/01/2004
                                       (b)(f)..........        150             150
               NR*     VMIG1#      300 Pennsylvania
                                       Energy
                                       Development
                                       Authority,
                                       Energy
                                       Development
                                       Revenue Bonds
                                       (B&W Ebensburg
                                       Project), VRDN,
                                       AMT, 3.70% due
                                       12/01/2011 (b)..        300             300
                                       Pennsylvania
                                       State Higher
                                       Educational
                                       Facilities
                                       Authority,
                                       College and
                                       University
                                       Revenue
                                       Refunding Bonds,
                                       Series A:
               A+      Aa3         380  (Thomas
                                       Jefferson
                                       University),
                                       5.75%  due
                                       8/15/1998.......        387             387
               AA      Aa2         275  (University of
                                       Pennsylvania),
                                       4.70% due
                                        9/01/1997......        275             275
               AAA     Aaa       8,675 Pennsylvania
                                       State, Refunding
                                       Bonds, GO, UT,
                                       5.25% due
                                       11/15/1998 (f)..        --            8,821
               AAA     Aaa         255 Pennsylvania
                                       State Turnpike
                                       Commission,
                                       Turnpike Revenue
                                       Refunding Bonds,
                                       Series O, 5.35%
                                       due 12/01/2002
                                       (f).............        269             269
                                       Philadelphia,
                                       Pennsylvania,
                                       Hospitals and
                                       Higher Education
                                       Facilities
                                       Authority,
                                       Hospital Revenue
                                       Bonds:
               A1+     VMIG1#    3,600  (Children's
                                       Hospital of
                                       Pennsylvania
                                        Project), 3.65%
                                       due 8/01/1997
                                       (a).............        --            3,600

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)


                                                                                                         NEW       NEW
                                                           LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                          MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                          PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                TOTAL                     --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                        VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE        (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)

-------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA- NR*     Aaa     $ 1,000 (Children's
 (CONCLUDED)                           Hospital of
                                       Philadelphia
                                       Project), Series
                                       A, 6.50% due
                                       2/15/2002 (a)...        --       --          --          --        --        --
               A-      NR*         650 (Children's
                                       Seashore House),
                                       Series B, 7% due
                                       8/15/2003.......        --       --          --          --        --        --
               SP1+    MIG1#       300 Philadelphia,
                                       Pennsylvania,
                                       TRAN, Series A,
                                       4.50% due
                                       6/30/1998.......                 --          --          --        --        --
               AAA     Aaa       4,145 Pittsburgh,
                                       Pennsylvania,
                                       Refunding, UT,
                                       Series A, 5% due
                                       3/01/2000 (d)...   $  4,235      --          --          --        --        --
               AAA     Aaa         400 Union County,
                                       Pennsylvania,
                                       Higher
                                       Educational
                                       Facilities
                                       Financing
                                       Authority,
                                       Revenue
                                       Refunding Bonds
                                       (Bucknell
                                       University), 6%
                                       due 4/01/2002
                                       (d).............        --       --          --          --        --        --
               AAA     Aaa         325 Washington
                                       County,
                                       Pennsylvania,
                                       Lease Authority,
                                       Municipal
                                       Facility Pooled
                                       Capital Revenue
                                       Bonds (Shadyside
                                       Hospital
                                       Project), Series
                                       C, Sub-Series
                                       C1-A, 7.45% due
                                       6/15/2000
                                       (a)(c)(g).......        --       --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 SOUTH         AA      A1        8,250 Greenville
 CAROLINA-                             County, South
 1.8%                                  Carolina, School
                                       District, UT, 4%
                                       due 3/01/1999...      8,261      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 TENNESSEE-    AA      NR*      11,885 Clarksville,
 2.6%                                  Tennessee,
                                       Public Building
                                       Authority,
                                       Revenue
                                       Refunding Bonds
                                       (Pooled Loan
                                       Program), 4.40%
                                       due 12/01/1998..     11,945      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 TEXAS-6.1%                            Brazos, Texas,
                                       Higher Education
                                       Authority Inc.,
                                       Student Loan
                                       Revenue
                                       Refunding Bonds,
                                       AMT:
               NR*     Aaa       2,200  Senior Lien,
                                       Series A-2,
                                       5.45% due
                                        6/01/1998......      2,225      --          --          --        --        --
               NR*     Aa        5,135  Series C-1,
                                       5.60% due
                                       11/01/1997......      5,155      --          --          --        --        --
               AA      Aa        2,900 Fort Worth,
                                       Texas, Water and
                                       Sewer Revenue
                                       Bonds, 5.90% due
                                       2/15/2001.......      3,067      --          --          --        --        --

                                                                              PRO FORMA
                                                                 PENNSYLVANIA    FOR
                                                                   LIMITED    COMBINED
                                                                   MATURITY     FUND
                                TOTAL                            ------------ ---------
                 S&P   MOODY'S  FACE                                VALUE       VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE                (NOTE 1A)   (NOTE 1A)
-------------------------------------------------------------------------------------------
 PENNSYLVANIA- NR*     Aaa     $ 1,000 (Children's
 (CONCLUDED)                           Hospital of
                                       Philadelphia
                                       Project), Series
                                       A, 6.50% due
                                       2/15/2002 (a)...            $1,109          $ 1,109
               A-      NR*         650 (Children's
                                       Seashore House),
                                       Series B, 7% due
                                       8/15/2003.......               724              724
               SP1+    MIG1#       300 Philadelphia,
                                       Pennsylvania,
                                       TRAN, Series A,
                                       4.50% due
                                       6/30/1998.......               301              301
               AAA     Aaa       4,145 Pittsburgh,
                                       Pennsylvania,
                                       Refunding, UT,
                                       Series A, 5% due
                                       3/01/2000 (d)...               --             4,235
               AAA     Aaa         400 Union County,
                                       Pennsylvania,
                                       Higher
                                       Educational
                                       Facilities
                                       Financing
                                       Authority,
                                       Revenue
                                       Refunding Bonds
                                       (Bucknell
                                       University), 6%
                                       due 4/01/2002
                                       (d).............               430              430
               AAA     Aaa         325 Washington
                                       County,
                                       Pennsylvania,
                                       Lease Authority,
                                       Municipal
                                       Facility Pooled
                                       Capital Revenue
                                       Bonds (Shadyside
                                       Hospital
                                       Project), Series
                                       C, Sub-Series
                                       C1-A, 7.45% due
                                       6/15/2000
                                       (a)(c)(g).......               363              363
-------------------------------------------------------------------------------------------
 SOUTH         AA      A1        8,250 Greenville
 CAROLINA-                             County, South
 1.8%                                  Carolina, School
                                       District, UT, 4%
                                       due 3/01/1999...               --             8,261
-------------------------------------------------------------------------------------------
 TENNESSEE-    AA      NR*      11,885 Clarksville,
 2.6%                                  Tennessee,
                                       Public Building
                                       Authority,
                                       Revenue
                                       Refunding Bonds
                                       (Pooled Loan
                                       Program), 4.40%
                                       due 12/01/1998..               --            11,945
-------------------------------------------------------------------------------------------
 TEXAS-6.1%                            Brazos, Texas,
                                       Higher Education
                                       Authority Inc.,
                                       Student Loan
                                       Revenue
                                       Refunding Bonds,
                                       AMT:
               NR*     Aaa       2,200  Senior Lien,
                                       Series A-2,
                                       5.45% due
                                        6/01/1998......               --             2,225
               NR*     Aa        5,135  Series C-1,
                                       5.60% due
                                       11/01/1997......               --             5,155
               AA      Aa        2,900 Fort Worth,
                                       Texas, Water and
                                       Sewer Revenue
                                       Bonds, 5.90% due
                                       2/15/2001.......               --             3,067


  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)


                                                                                                         NEW       NEW
                                                           LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                          MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                          PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                TOTAL                     --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                        VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE        (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)

-------------------------------------------------------------------------------------------------------------------------
 TEXAS                                 Harris County,
 (CONCLUDED)                           Texas, Health
                                       Facilities
                                       Development
                                       Corporation,
                                       Hospital Revenue
                                       Bonds, VRDN (b):
               A1+     NR*     $ 9,000 (Methodist
                                       Hospital), 5.50%
                                       due 12/01/2025..   $  9,000      --          --          --        --        --
               A1+     NR*       1,000 (Saint Luke's
                                       Episcopal
                                       Hospital),
                                       Series B, 5.50%
                                       due 2/15/2016
                                       (a).............      1,000      --          --          --        --        --
               AAA     Aaa       2,600 Houston, Texas,
                                       Water and Sewer
                                       Systems, Revenue
                                       Refunding Bonds,
                                       Junion Lien,
                                       Series C, 5.90%
                                       due 12/01/1999
                                       (c).............      2,707      --          --          --        --        --
               NR*     Aaa       2,455 Panhandle-
                                       Plains, Texas,
                                       Higher Education
                                       Authority Inc.,
                                       Student Loan
                                       Revenue
                                       Refunding Bonds,
                                       Series C, 4.15%
                                       due 9/01/1997...      2,456      --          --          --        --        --
               A+      A2        2,000 Texas Municipal
                                       Power Agency,
                                       Revenue
                                       Refunding Bonds,
                                       GO, Series A,
                                       4.25% due
                                       9/01/1997.......      2,001      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 UTAH-1.0%     AAA     Aaa       4,700 Utah State,
                                       Building and
                                       Highway Revenue
                                       Bonds, GO, UT,
                                       4.40% due
                                       7/01/1999.......      4,742      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 VIRGINIA-2.2% AAA     Aaa       7,060 Virginia State,
                                       GO, UT, 5% due
                                       6/01/2001.......      7,303      --          --          --        --        --
               AA      Aa        2,555 Virginia State
                                       Transportation
                                       Board,
                                       Transportation
                                       Contract Revenue
                                       Bonds (US Route
                                       58 Corridor),
                                       Series B, 5% due
                                       5/15/2000.......      2,618      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 WASHINGTON-   AAA     Aaa       5,000 Seattle,
 3.2%                                  Washington,
                                       Metropolitan
                                       Seattle
                                       Municipality
                                       Sewer Revenue
                                       Bonds, Series U,
                                       6.60% due
                                       1/01/2032
                                       (a)(f)..........      5,483      --          --          --        --        --
                                       Washington
                                       State, Refunding
                                       Bonds, Motor
                                       Vehicle Fuel
                                       Tax:
               AA      Aa+       2,000  Series R-94B,
                                       4.20% due
                                       9/01/1998.......      2,007      --          --          --        --        --
               AA      Aa+       2,285  Series R-96A,
                                       5% due
                                       7/01/1998.......      2,310      --          --          --        --        --
               AA      Aa+       4,655  Series R-96B,
                                       5% due
                                       7/01/1998.......      4,705      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------

                                                                      PRO FORMA
                                                         PENNSYLVANIA    FOR
                                                           LIMITED    COMBINED
                                                           MATURITY     FUND
                                TOTAL                    ------------ ---------
                 S&P   MOODY'S  FACE                        VALUE       VALUE
 STATE         RATINGS RATINGS AMOUNT        ISSUE        (NOTE 1A)   (NOTE 1A)
--------------------------------------------------------------------------------
 TEXAS                                 Harris County,
 (CONCLUDED)                           Texas, Health
                                       Facilities
                                       Development
                                       Corporation,
                                       Hospital Revenue
                                       Bonds, VRDN (b):
               A1+     NR*     $ 9,000 (Methodist
                                       Hospital), 5.50%
                                       due 12/01/2025..     --           $ 9,000
               A1+     NR*       1,000 (Saint Luke's
                                       Episcopal
                                       Hospital),
                                       Series B, 5.50%
                                       due 2/15/2016
                                       (a).............     --             1,000
               AAA     Aaa       2,600 Houston, Texas,
                                       Water and Sewer
                                       Systems, Revenue
                                       Refunding Bonds,
                                       Junion Lien,
                                       Series C, 5.90%
                                       due 12/01/1999
                                       (c).............     --             2,707
               NR*     Aaa       2,455 Panhandle-
                                       Plains, Texas,
                                       Higher Education
                                       Authority Inc.,
                                       Student Loan
                                       Revenue
                                       Refunding Bonds,
                                       Series C, 4.15%
                                       due 9/01/1997...     --             2,456
               A+      A2        2,000 Texas Municipal
                                       Power Agency,
                                       Revenue
                                       Refunding Bonds,
                                       GO, Series A,
                                       4.25% due
                                       9/01/1997.......     --             2,001
-----------------------------------------------------------------------------------
 UTAH-1.0%     AAA     Aaa       4,700 Utah State,
                                       Building and
                                       Highway Revenue
                                       Bonds, GO, UT,
                                       4.40% due
                                       7/01/1999.......     --             4,742
-----------------------------------------------------------------------------------
 VIRGINIA-2.2% AAA     Aaa       7,060 Virginia State,
                                       GO, UT, 5% due
                                       6/01/2001.......     --             7,303
               AA      Aa        2,555 Virginia State
                                       Transportation
                                       Board,
                                       Transportation
                                       Contract Revenue
                                       Bonds (US Route
                                       58 Corridor),
                                       Series B, 5% due
                                       5/15/2000.......     --             2,618
-----------------------------------------------------------------------------------
 WASHINGTON-   AAA     Aaa       5,000 Seattle,
 3.2%                                  Washington,
                                       Metropolitan
                                       Seattle
                                       Municipality
                                       Sewer Revenue
                                       Bonds, Series U,
                                       6.60% due
                                       1/01/2032
                                       (a)(f)..........     --             5,483
                                       Washington
                                       State, Refunding
                                       Bonds, Motor
                                       Vehicle Fuel
                                       Tax:
               AA      Aa+       2,000  Series R-94B,
                                       4.20% due
                                       9/01/1998.......     --             2,007
               AA      Aa+       2,285  Series R-96A,
                                       5% due
                                       7/01/1998.......     --             2,310
               AA      Aa+       4,655  Series R-96B,
                                       5% due
                                       7/01/1998.......     --             4,705
-----------------------------------------------------------------------------------

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)

                                                                                                         NEW       NEW
                                                           LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK
                                                          MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED
                                                          PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY
                                TOTAL                     --------- --------- ------------- --------- --------- ---------
                 S&P   MOODY'S  FACE                        VALUE     VALUE       VALUE       VALUE     VALUE     VALUE
 STATE         RATINGS RATINGS  VALUE        ISSUE        (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)

-------------------------------------------------------------------------------------------------------------------------
 WISCONSIN-    NR*     VMIG1#  $ 4,000 Mequon,
 7.8%                                  Wisconsin, BAN,
                                       4.10% due
                                       11/01/1998......   $  4,001      --          --          --        --        --
               AA+     Aa1       6,510 Milwaukee,
                                       Wisconsin,
                                       Metropolitan
                                       Sewer District,
                                       GO, UT, Series A
                                       4.25% due
                                       10/01/2000......      6,548      --          --          --        --        --
               A       A1        2,795 Wisconsin
                                       Housing and
                                       Economic
                                       Development
                                       Authority,
                                       Housing Revenue
                                       Refunding Bonds,
                                       Series C, 4.30%
                                       due 11/01/1997..      2,800      --          --          --        --        --
               AA      Aa2       4,385 Wisconsin State,
                                       GO, Series C,
                                       5.50% due
                                       5/01/2000.......      4,550      --          --          --        --        --
               AAA     NR*       5,720 Wisconsin State
                                       Health and
                                       Educational
                                       Facilities
                                       Authority
                                       Revenue Bonds
                                       (Medical College
                                       of Wisconsin),
                                       Series D, 7.35%
                                       due 12/01/15....      6,372      --          --          --        --        --
               AA      Aa2      11,000 Wisconsin State,
                                       GO, UT,
                                       Refunding,
                                       Series 3, 4.25%
                                       due 11/01/1999..     11,068      --          --          --        --        --
-------------------------------------------------------------------------------------------------------------------------
 PUERTO RICO-  A1+     VMIG1#      100 Puerto Rico
 0.4%                                  Commonwealth,
                                       Government
                                       Development
                                       Bank, Refunding,
                                       VRDN,
                                       3.25% due
                                       12/01/2015 (b)..        --    $  100         --          --        --        --
               A-      Baa1      1,000 Puerto Rico
                                       Municipal
                                       Finance Agency,
                                       GO, UT, Series
                                       A, 5.80% due
                                       7/01/2004.......        --       --          --          --        --        --
                                       Puerto Rico
                                       Public Buildings
                                       Authority,
                                       Guaranteed
                                       Public Education
                                       and Health
                                       Facilities:
               A       Baa1        250  Refunding,
                                       Series K, 6.60%
                                       due  7/01/2004..        --       --       $  276         --        --        --
               AAA     Aaa         200  Series L,
                                       6.875% due
                                       7/01/2002 (a)...        --       --          --       $  227       --        --
-------------------------------------------------------------------------------------------------------------------------
                                                                         PRO FORMA
                                                            PENNSYLVANIA    FOR
                                                              LIMITED    COMBINED
                                                              MATURITY     FUND
                                TOTAL                       ------------ ---------
                 S&P   MOODY'S  FACE                           VALUE       VALUE
 STATE         RATINGS RATINGS  VALUE        ISSUE           (NOTE 1A)   (NOTE 1A)
------------------------------------------------------------------------------------
 WISCONSIN-    NR*     VMIG1#  $ 4,000 Mequon,
 7.8%                                  Wisconsin, BAN,
                                       4.10% due
                                       11/01/1998......          --         $ 4,001
               AA+     Aa1       6,510 Milwaukee,
                                       Wisconsin,
                                       Metropolitan
                                       Sewer District,
                                       GO, UT, Series A
                                       4.25% due
                                       10/01/2000......          --           6,548
               A       A1        2,795 Wisconsin
                                       Housing and
                                       Economic
                                       Development
                                       Authority,
                                       Housing Revenue
                                       Refunding Bonds,
                                       Series C, 4.30%
                                       due 11/01/1997..          --           2,800
               AA      Aa2       4,385 Wisconsin State,
                                       GO, Series C,
                                       5.50% due
                                       5/01/2000.......          --           4,550
               AAA     NR*       5,720 Wisconsin State
                                       Health and
                                       Educational
                                       Facilities
                                       Authority
                                       Revenue Bonds
                                       (Medical College
                                       of Wisconsin),
                                       Series D, 7.35%
                                       due 12/01/15....          --           6,372
               AA      Aa2      11,000 Wisconsin State,
                                       GO, UT,
                                       Refunding,
                                       Series 3, 4.25%
                                       due 11/01/1999..          --          11,068
-------------------------------------------------------------------------------------
 PUERTO RICO-  A1+     VMIG1#      100 Puerto Rico                              100
 0.4%                                  Commonwealth,
                                       Government
                                       Development
                                       Bank, Refunding,
                                       VRDN,
                                       3.25% due
                                       12/01/2015 (b)..          --
               A-      Baa1      1,000 Puerto Rico
                                       Municipal
                                       Finance Agency,
                                       GO, UT, Series
                                       A, 5.80% due
                                       7/01/2004.......      $1,067          1,067
                                       Puerto Rico
                                       Public Buildings
                                       Authority,
                                       Guaranteed
                                       Public Education
                                       and Health
                                       Facilities:
               A       Baa1        250  Refunding,
                                       Series K, 6.60%
                                       due  7/01/2004..          --             276
               AAA     Aaa         200  Series L,
                                       6.875% due
                                       7/01/2002 (a)...          --             227
-------------------------------------------------------------------------------------

  PRO FORMA COMBINED SCHEDULE OF INVESTMENTS FOR MERRILL LYNCH MUNICIPAL BOND
                              FUND, INC. AND
MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST--(CONTINUED)

                              JULY 31, 1997
                                  (UNAUDITED)

                                                                                             NEW       NEW
                                               LIMITED   ARIZONA  MASSACHUSETTS MICHIGAN   JERSEY     YORK    PENNSYLVANIA
                                              MATURITY   LIMITED     LIMITED     LIMITED   LIMITED   LIMITED    LIMITED
                                              PORTFOLIO MATURITY    MATURITY    MATURITY  MATURITY  MATURITY    MATURITY
                                              --------- --------- ------------- --------- --------- --------- ------------
                                                VALUE     VALUE       VALUE       VALUE     VALUE     VALUE      VALUE
                                              (NOTE 1A) (NOTE 1A)   (NOTE 1A)   (NOTE 1A) (NOTE 1A) (NOTE 1A)  (NOTE 1A)

--------------------------------------------------------------------------------------------------------------------------
                           Total              $418,216   $3,026      $5,173      $4,115    $6,669    $14,340     $7,534
                           Investments
                           (Cost
                           $454,952)--
                           100.8%..........
                           Liabilities in
                           Excess of Other
                           Assets --
                           (0.8%)..........
                           Net Assets --
                            100.0%.........
--------------------------------------------------------------------------------------------------------------------------


                                                     PRO FORMA
                                                        FOR
                                                     COMBINED
                                                       FUND
                                                     ----------
                                                       VALUE
                                                     (NOTE 1A)
----------------------------------------------------------------
                           Total
                           Investments
                           (Cost
                           $454,952)--
                           100.8%..........           $459,073
                           Liabilities in
                           Excess of Other
                           Assets --
                           (0.8%)..........             (3,824)
                           Net Assets --              ----------
                            100.0%.........           $455,249
                                                      ==========
----------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------

(a) Prerefunded.
(b) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1997.
(c) AMBAC Insured.
(d) MBIA Insured.
(e) FSA Insured.
(f) FGIC Insured.
(g) Escrowed to maturity.
(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1997.
(i) SONYMA Insured.
 * Not rated.
 # Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.

  The following unaudited pro forma Combined Statement of Assets and Liabilities for the Combined Fund has been derived from the Statements of Assets and Liabilities of the Funds at July 31, 1997 and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred at July 31, 1997. The pro forma Combined Statement of Assets and Liabilities is presented for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated at July 31, 1997. The pro forma Combined Statement of Assets and Liabilities should be read in conjunction with the Funds' financial statements and related notes thereto which are incorporated by reference in this Statement of Additional Information.

                  MERRILL LYNCH MUNICIPAL BOND FUND, INC. AND
       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST

    PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                              AS OF JULY 31, 1997
                          -------------------------------------------------------------
                            LIMITED      ARIZONA   MASSACHUSETTS  MICHIGAN   NEW JERSEY
                            MATURITY     LIMITED      LIMITED     LIMITED     LIMITED
                           PORTFOLIO     MATURITY    MATURITY     MATURITY    MATURITY
                          ------------  ---------- ------------- ----------  ----------
ASSETS:
Investments, at value*
 (Note 1a)..............  $418,215,979  $3,025,568  $5,173,140   $4,115,441  $6,668,628
Cash....................        59,153     323,206      59,786       90,032      50,867
Receivables:
 Interest...............     4,495,525      15,409      60,377       58,775      85,004
 Capital shares sold....       380,598         --          --           --          --
 Securities sold........       100,281     101,366         --           --       52,156
 Investment advisor
  (Note 2)..............           --       16,241      21,354       23,142       2,475
Deferred organization
 expenses (Note 1e).....           --          --        2,615        2,302       3,758
Prepaid registration
 fees and other assets
 (Note 1e)..............        35,641      11,380       7,698          243       7,803
                          ------------  ----------  ----------   ----------  ----------
Total assets............   423,287,177   3,493,170   5,324,970    4,289,935   6,870,691
                          ------------  ----------  ----------   ----------  ----------
LIABILITIES:
Payables:
 Securities purchased...     6,556,147     101,467     101,326          --      441,227
 Capital shares
  redeemed..............     2,176,323         --       36,244          --       68,809
 Dividends to
  shareholders (Note
  1f)...................       434,370       2,974       5,338        4,454       5,671
 Investment adviser
  (Note 2)..............       117,997         --          --           --          --
 Distributor (Note 2)...        17,816         680         942          548       1,286
Accrued expenses and
 other liabilities             106,743      30,654      45,369       33,588      31,097
                          ------------  ----------  ----------   ----------  ----------
Total liabilities.......     9,409,396     135,775     189,219       38,590     548,090
                          ------------  ----------  ----------   ----------  ----------
NET ASSETS:
Net assets..............  $413,877,781  $3,357,395  $5,135,751   $4,251,345  $6,322,601
                          ============  ==========  ==========   ==========  ==========
NET ASSETS CONSIST OF:
Class A Common Stock,
 $0.10 par value+.......  $  3,414,712  $    6,974  $   13,507   $   13,557  $   17,100
Class B Common Stock,
 $0.10 par value++......       533,032      20,997      27,957       13,979      40,478
Class C Common Stock,
 $0.10 par value+++.....         1,291         355       2,741           12       2,624
Class D Common Stock,
 $0.10 par value++++....       205,668       4,684       6,956       14,589       2,350
Paid-in capital in
 excess of par..........   411,724,853   3,221,545   5,218,428    4,198,169   6,241,536
Undistributed
 (accumulated) realized
 capital gains (losses)
 on investments--net
 (Note 5)...............    (4,763,818)     16,274    (300,979)    (150,077)   (167,187)
Accumulated
 distributions in excess
 of realized gain on
 investments--net (Note
 1f)....................           --          --          --        (1,779)        --
Unrealized appreciation
 on investments--net....     2,762,043      86,566     167,141      162,895     185,700
                          ------------  ----------  ----------   ----------  ----------
Net assets..............  $413,877,781  $3,357,395  $5,135,751   $4,251,345  $6,322,601
                          ============  ==========  ==========   ==========  ==========
NET ASSET VALUE:
Class A:
 Net assets.............  $340,141,818  $  709,319  $1,355,818   $1,368,162  $1,734,544
                          ------------  ----------  ----------   ----------  ----------
 Shares outstanding.....    34,147,124      69,741     135,068      135,574     170,998
                          ------------  ----------  ----------   ----------  ----------
 Net asset value and
  redemption price per
  share.................  $       9.96  $    10.17  $    10.04   $    10.09  $    10.14
                          ============  ==========  ==========   ==========  ==========
Class B:
 Net assets.............  $ 53,107,866  $2,135,376  $2,806,894   $1,410,732  $4,108,454
                          ------------  ----------  ----------   ----------  ----------
 Shares outstanding.....     5,330,319     209,967     279,567      139,786     404,782
                          ------------  ----------  ----------   ----------  ----------
 Net asset value and
  redemption price per
  share.................  $       9.96  $    10.17  $    10.04   $    10.09  $     9.19
                          ============  ==========  ==========   ==========  ==========
Class C:
 Net assets.............  $    128,373  $   36,084  $  274,926   $    1,231  $  241,191
                          ------------  ----------  ----------   ----------  ----------
 Shares outstanding.....        12,913       3,545      27,406          122      26,241
                          ------------  ----------  ----------   ----------  ----------
 Net asset value and
  redemption price per
  share.................  $       9.94  $    10.18  $    10.03   $    10.09  $     9.19
                          ============  ==========  ==========   ==========  ==========

(continued)

                                             AS OF JULY 31, 1997
                         -----------------------------------------------------------
                           LIMITED     ARIZONA   MASSACHUSETTS  MICHIGAN  NEW JERSEY
                           MATURITY    LIMITED      LIMITED     LIMITED    LIMITED
                          PORTFOLIO    MATURITY    MATURITY     MATURITY   MATURITY
                         ------------ ---------- ------------- ---------- ----------
Class D:
 Net assets............. $ 20,499,724 $  476,616  $  698,113   $1,471,220 $  238,412
                         ------------ ----------  ----------   ---------- ----------
 Shares outstanding.....    2,056,678     46,841      69,563      145,888     23,497
                         ------------ ----------  ----------   ---------- ----------
 Net asset value and
  redemption price per
  share................. $       9.97 $    10.18  $    10.04   $    10.08 $    10.15
                         ============ ==========  ==========   ========== ==========
--------
* Identified cost....... $415,453,936 $2,939,002  $5,005,999   $3,952,546 $6,482,928
                         ============ ==========  ==========   ========== ==========
   + Authorized shares-
 Class A................  150,000,000
  ++ Authorized shares-
 Class B................  150,000,000
 +++ Authorized shares-
 Class C................  150,000,000
++++ Authorized shares-
 Class D................  150,000,000

See Notes to Financial Statements.

  The following unaudited pro forma Combined Statement of Assets and Liabilities for the Combined Fund has been derived from the Statements of Assets and Liabilities of the Funds at July 31, 1997 and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred at July 31, 1997. The pro forma Combined Statement of Assets and Liabilities is presented for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated at July 31, 1997. The pro forma Combined Statement of Assets and Liabilities should be read in conjunction with the Funds' financial statements and related notes thereto which are incorporated by reference in this Statement of Additional Information.

               MERRILL LYNCH MUNICIPAL BOND FUND, INC. AND
       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST

     PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)--
                               (CONTINUED)

                                         AS OF JULY 31, 1997
                          -------------------------------------------------------
                           NEW YORK    PENNSYLVANIA                   PRO FORMA
                            LIMITED      LIMITED                     FOR COMBINED
                           MATURITY      MATURITY   ADJUSTMENTS          FUND
                          -----------  ------------ ------------     ------------
ASSETS:
Investments, at value*
 (Note 1a);.............  $14,340,013   $7,534,238                   $459,073,007
Cash....................       63,618       30,350  $     16,314 (1)      693,326
Receivables:
 Interest...............      190,115      117,057                      5,022,262
 Capital shares sold....       12,515       84,550                        477,663
 Securities sold........          --       100,010                        353,813
 Investment advisor
  (Note 2)..............        5,218        9,090                         77,520
Deferred organization
 expenses (Note 1e).....        4,123        3,516       (16,314)(1)          --
Prepaid registration
 fees and other assets
 (Note 1e)..............        7,385        5,267                         75,417
                          -----------   ----------  ------------     ------------
Total assets............   14,622,987    7,884,078           --       465,773,008
                          -----------   ----------  ------------     ------------
LIABILITIES:
Payables:
 Securities purchased...          --       100,000                      7,300,167
 Capital shares
  redeemed..............          619        4,035                      2,286,030
 Dividends to
  shareholders (Note
  1f)...................       15,836        7,338        16,274 (2)      492,255
 Investment adviser
  (Note 2)..............          --           --                         117,997
 Distributor (Note 2)...        2,764        1,677                         25,713
Accrued expenses and
 other liabilities......       38,433       32,371                        318,255
                          -----------   ----------  ------------     ------------
Total liabilities.......       57,652      145,421        16,274       10,540,417
                          -----------   ----------  ------------     ------------
NET ASSETS:
Net assets..............  $14,565,335   $7,738,657  $    (16,274)    $455,232,591
                          ===========   ==========  ============     ============
NET ASSETS CONSIST OF:
Class A Common Stock,
 $0.10 par value+.......  $    25,477   $    7,190  $      1,581 (3) $  3,500,098
Class B Common Stock,
 $0.10 par value++......       80,271       50,185      (233,867)(3)      533,032
Class C Common Stock,
 $0.10 par value+++.....          659           77        (6,468)(3)        1,291
Class D Common Stock,
 $0.10 par value++++....       36,009       18,177       246,804 (3)      535,237
Paid-in capital in
 excess of par..........   14,108,036    7,509,162        (8,050)(3)  452,213,679
Undistributed
 (accumulated) realized
 capital gains (losses)
 on
investments-net (Note
 5).....................     (224,431)     (63,042)      (16,274)      (5,669,534)
Accumulated
 distributions in excess
 of realized gain on
 investments-net (Note
 1f)....................          --           --                          (1,779)
Unrealized appreciation
 on investments-net.....      539,314      216,908                      4,120,567
                          -----------   ----------  ------------     ------------
Net assets..............  $14,565,335   $7,738,657  $    (16,274)    $455,232,591
                          ===========   ==========  ============     ============
NET ASSET VALUE:
Class A:
 Net assets.............  $ 2,605,219   $  735,726  $     (3,438)(3) $348,647,168
                          -----------   ----------  ------------     ------------
 Shares outstanding.....      254,768       71,902        15,808 (3)   35,000,983
                          -----------   ----------  ------------     ------------
 Net asset value and
  redemption price per
  share.................  $     10.23   $    10.23                   $       9.96
                          ===========   ==========                   ============
Class B:
 Net assets.............  $ 8,209,327   $5,134,207  $(23,804,990)(3) $ 53,107,866
                          -----------   ----------  ------------     ------------
 Shares outstanding.....      802,714      501,850    (2,338,666)(3)    5,330,319
                          -----------   ----------  ------------     ------------
 Net asset value and
  redemption price per
  share.................  $     10.23   $    10.23                   $       9.96
                          ===========   ==========                   ============
Class C:
 Net assets.............  $    67,418   $    7,869  $   (628,719)(3) $    128,373
                          -----------   ----------  ------------     ------------
 Shares outstanding.....        6,593          766       (64,673)(3)       12,913
                          -----------   ----------  ------------     ------------
 Net asset value and
  redemption price per
  share.................  $     10.23   $    10.27                   $       9.94
                          ===========   ==========                   ============

(continued)

                                         AS OF JULY 31, 1997
                          -----------------------------------------------------
                           NEW YORK   PENNSYLVANIA                  PRO FORMA
                            LIMITED     LIMITED                    FOR COMBINED
                           MATURITY     MATURITY   ADJUSTMENTS         FUND
                          ----------- ------------ -----------     ------------
Class D:
 Net assets.............. $ 3,683,371  $1,860,855  $24,420,873 (3) $ 53,349,184
                          -----------  ----------  -----------     ------------
 Shares outstanding......     360,094     181,770    2,468,038 (3)    5,352,369
                          -----------  ----------  -----------     ------------
 Net asset value and
  redemption price per
  share.................. $     10.23  $    10.24                          9.97
                          ===========  ==========                  ============
--------
*Identified cost......... $13,800,699  $7,317,330                  $454,952,440
                          -----------  ----------                  ------------

(1) Reimbursement of the remaining unamortized deferred organization costs by the original shareholder.

(2) Reflects payment of undistributed capital gains.

(3) Reflects the estimated conversion ratio. Holders of Class B and Class C will receive shares of Class D of the Combined Fund.

See Notes to Financial Statements.

  The following unaudited pro forma combined statement of operations for the Combined Fund has been derived from the statements of operations of the Funds for the twelve months ended July 31, 1997, and such information has been adjusted to give effect to the Reorganization as if the Reorganization has occurred on August 1, 1996. The pro forma combined statement of operations is presented for informational purposes only and does not purport to be indicative of the results of operations that actually would have resulted if the Reorganization had been consummated on August 1, 1996 nor which may result from future operations. The pro forma combined statement of operations should be read in conjunction with the Funds' financial statements and related notes thereto which are incorporated by reference in this Statement of Additional Information.

                  MERRILL LYNCH MUNICIPAL BOND FUND, INC AND
       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST

                PRO FORMA COMBINED STATEMENT OF OPERATIONS
                                  (UNAUDITED)

                                FOR THE TWELVE MONTHS ENDED JULY 31, 1997
                          --------------------------------------------------------
                            LIMITED   ARIZONA   MASSACHUSETTS MICHIGAN  NEW JERSEY
                           MATURITY   LIMITED      LIMITED    LIMITED    LIMITED
                           PORTFOLIO  MATURITY    MATURITY    MATURITY   MATURITY
                          ----------- --------  ------------- --------  ----------
INVESTMENT INCOME (NOTE
1D):
Interest and
amortization of premium
and discount earned.....  $19,889,679 $173,856    $312,359    $208,473   $347,105
EXPENSES:
Investment advisory fees
(Note 2)................    1,528,848   13,268      22,132      14,977     25,494
Account maintenance and
distribution fees--Class
B (Note 2)..............      217,923    8,883      13,723       5,934     15,927
Accounting services
(Note 2)................       40,044   33,811      48,536      41,011     26,609
Professional fees.......       20,115   34,098      44,247      39,131     35,447
Registration fees (Note
le).....................        6,444   22,601      21,398      22,074     16,112
Transfer agent fees--
Class A (Note 2)........       79,565      503         606         634        805
Printing and shareholder
reports.................       26,442    5,160       6,388       5,905        --
Custodian fees..........       42,801    2,727       2,369       1,853      3,205
Transfer agent fees--
Class B (Note 2)........       18,000    1,885       2,061         952      2,147
Directors' fees and
expenses................        5,437    2,403       3,557       2,071      3,919
Pricing services........       11,589    2,247       2,512       3,369      1,913
Account maintenance
fees--Class D (Note 2)..       17,953      373         717       1,085        409
Amortization of
organization expenses
(Note le)...............          --       --        1,984       1,743      2,852
Transfer agent fees--
Class D (Note 2)........        3,589      239         307         442        164
Account maintenance and
distribution fees--Class
C (Note 2)..............          608      157         402           1        402
Transfer agent fees--
Class C (Note 2)........           66       81         130           4        118
Other...................        4,924    2,695       2,069      14,366      1,694
                          ----------- --------    --------    --------   --------
Total expenses before
reimbursement...........    2,024,348  131,131     173,138     155,552    137,217
Reimbursement of
expenses................          --   (85,705)    (95,062)   (107,880)   (51,282)
                          ----------- --------    --------    --------   --------
Total expenses after
reimbursement...........    2,024,348   45,426      78,076      47,672     85,935
                          ----------- --------    --------    --------   --------
Investment income--net..   17,865,331  128,430     234,283     160,801    261,170
                          ----------- --------    --------    --------   --------

                               FOR THE TWELVE MONTHS ENDED JULY 31, 1997
                         -------------------------------------------------------
                           LIMITED   ARIZONA   MASSACHUSETTS MICHIGAN NEW JERSEY
                          MATURITY   LIMITED      LIMITED    LIMITED   LIMITED
                          PORTFOLIO  MATURITY    MATURITY    MATURITY  MATURITY
                         ----------- --------  ------------- -------- ----------
REALIZED & UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS--NET (NOTES
 1D & 3):
Realized gain (loss) on
 investments............   1,679,262   87,712      51,279      21,697   126,030
Change in unrealized
 appreciation on
 investments--net.......     624,270  (58,065)    (12,363)     38,238  (105,889)
                         ----------- --------    --------    --------  --------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS............. $20,168,863 $158,077    $273,199    $220,736  $281,311
                         =========== ========    ========    ========  ========

See Notes to Financial Statements.

  The following unaudited pro forma combined statement of operations for the Combined Fund has been derived from the statements of operations of the Funds for the twelve months ended July 31, 1997, and such information has been adjusted to give effect to the Reorganization as if the Reorganization has occurred on August 1, 1996. The pro forma combined statement of operations is presented for informational purposes only and does not purport to be indicative of the results of operations that actually would have resulted if the Reorganization had been consummated on August 1, 1996 nor which may result from future operations. The pro forma combined statement of operations should be read in conjunction with the Funds' financial statements and related notes thereto which are incorporated by reference in this Statement of Additional Information.

                  MERRILL LYNCH MUNICIPAL BOND FUND, INC. AND

    MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST

         PRO FORMA COMBINED STATEMENT OF OPERATIONS--(CONTINUED)
                                  (UNAUDITED)

                                 FOR THE TWELVE MONTHS ENDED JULY 31, 1997
                              -------------------------------------------------
                                                                     PRO FORMA
                              NEW YORK  PENNSYLVANIA                    FOR
                              LIMITED     LIMITED                    COMBINED
                              MATURITY    MATURITY   ADJUSTMENTS(1)    FUND
                              --------  ------------ -------------- -----------
INVESTMENT INCOME (NOTE 1D):
Interest and amortization of
premium and discount
earned......................  $812,885    $402,719                  $22,147,076
EXPENSES:
Investment advisory fees
(Note 2)....................    57,645      29,758                    1,692,122
Account maintenance and
distribution fees-Class B
(Note 2)....................    32,533      20,568                      315,491
Accounting services (Note
2)..........................    34,860      42,078      (220,000)        46,949
Professional fees...........    34,696      38,410      (206,951)        39,193
Registration fees (Note
1e).........................    20,605      16,392                      125,626
Transfer agent fees-Class A
(Note 2)....................       848         280                       83,241
Printing and shareholder
reports.....................    19,539       4,570       (33,000)        35,004
Custodian fees..............     3,614       2,902                       59,471
Transfer agent fees-Class B
(Note 2)....................     3,545       2,641                       31,231
Directors' fees and
expenses....................     8,418       4,231       (21,000)         9,036
Pricing services............     3,925       2,379                       27,934
Account maintenance fees-
Class D (Note 2)............     4,216       1,831                       26,584
Amortization of organization
expenses (Note 1e)..........     3,123       2,668                       12,370
Transfer agent fees-Class D
(Note 2)....................     1,276         651                        6,668
Account maintenance and
distribution fees-Class C
(Note 2)....................       234           7                        1,811
Transfer agent fees-Class C
(Note 2)....................        75           9                          483
Other.......................       --        2,196                       27,944
                              --------    --------     ---------    -----------
Total expenses before
reimbursement...............   229,152     171,571      (480,951)     2,541,158
Reimbursement of expenses...   (76,880)    (64,142)      480,951            --
                              --------    --------     ---------    -----------
Total expenses after
reimbursement...............   152,272     107,429           --       2,541,158
                              --------    --------     ---------    -----------
Investment income-net.......   660,613     295,290           --      19,605,918
                              --------    --------     ---------    -----------
REALIZED & UNREALIZED GAIN
ON INVESTMENTS-NET
(NOTES 1D & 3):
Realized gain on
investments.................    36,848      37,824                    2,040,652
Change in unrealized
appreciation on investments-
net.........................   214,688      56,086                      756,965
                              --------    --------     ---------    -----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS...  $912,149    $389,200     $     --     $22,403,535
                              ========    ========     =========    ===========

----

(1) Reflects the anticipated savings of the combination.

See Notes to Financial Statements.

               MERRILL LYNCH MUNICIPAL BOND FUND, INC. AND

    MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST

                 NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:

  Merrill Lynch Municipal Bond Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund's Portfolios offer four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Municipal bonds and money market securities are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Positions in future contracts and options thereon, which are traded on exchanges, are valued at closing prices as of the close of such exchanges. Assets for which market quotations are not readily available are valued at fair value on a consistent basis using methods determined in good faith by the combined Portfolios' Board of Directors, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

  (b) Derivative financial instruments--The combined portfolio may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

  . Financial futures contracts--The combined Portfolio may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the combined Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the combined Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the combined Portfolio as unrealized gains or losses. When the contract is closed, the combined Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  (c) Income taxes--It is the combined Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  (d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

  (e) Deferred organization expenses and prepaid registration fees--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expenses as the related shares are issued.

               MERRILL LYNCH MUNICIPAL BOND FUND, INC. AND

    MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST

           NOTES TO PRO FORMA FINANCIAL STATEMENTS--(CONTINUED)
                                  (UNAUDITED)


  (f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

  The combined Portfolio has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The combined Portfolio has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

  FAM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Limited Maturity Portfolio pays a monthly fee based upon the aggregate daily value of the net assets of the Portfolio and the Fund's Insured Portfolio and National Portfolio at the following annual rates: 0.40% of these Portfolios' aggregate average daily net assets not exceeding $250 million; 0.375% of such average daily net assets in excess of $250 million but not exceeding $400 million; 0.35% of such average daily net assets in excess of $400 million but not exceeding $550 million; and 0.325% of such average daily net assets in excess of $550 million. Also, Arizona Limited Maturity, Massachusetts Limited Maturity, Michigan Limited Maturity, New Jersey Limited Maturity, New York Limited Maturity, and Pennsylvania Limited Maturity pay a monthly fee at the annual rate of 0.35% of that Fund's average daily net assets.

  For the twelve months ended July 31, 1997 FAM had voluntarily waived management fees and reimbursed each Portfolio for additional expenses as follows:

                                  ARIZONA       MASSACHUSETTS       MICHIGAN
                              LIMITED MATURITY LIMITED MATURITY LIMITED MATURITY
                              ---------------- ---------------- ----------------
     Management fee..........     $13,268          $22,132          $14,977
     Additional expenses.....     $72,437          $72,930          $92,903
                                 NEW JERSEY        NEW YORK       PENNSYLVANIA
                              LIMITED MATURITY LIMITED MATURITY LIMITED MATURITY
                              ---------------- ---------------- ----------------
     Management fee..........     $25,494          $57,645          $29,758
     Additional expenses.....     $25,788          $19,235          $34,384

  Pursuant to the distribution plans (the "Distribution Plans") adopted by the combined Portfolio in accordance with Rule 12b-1 under the Investment Company Act of 1940, the combined Portfolio pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                      ACCOUNT MAINTENANCE FEES DISTRIBUTION FEES
                                      ------------------------ -----------------
       Class B.......................           0.15%                0.20%
       Class C.......................           0.15%                0.20%
       Class D.......................           0.10%

  Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the combined Portfolio. The ongoing account maintenance fee compensates the Distributor and MLPF&S for

               MERRILL LYNCH MUNICIPAL BOND FUND, INC. AND

    MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST

           NOTES TO PRO FORMA FINANCIAL STATEMENTS--(CONTINUED)
                                  (UNAUDITED)

providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

  For the twelve months ended July 31, 1997, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the combined Portfolio's Class A and Class D shares as follows:

                                                 LIMITED  ARIZONA  MASSACHUSETTS
                                                MATURITY  LIMITED     LIMITED
                                                PORTFOLIO MATURITY   MATURITY
                                                --------- -------- -------------
     Class A:
       MLFD....................................  $ 1,097   $    7      $ --
       MLPF&S..................................    9,522      194        --
     Class D:
       MLFD....................................  $ 1,630   $  199      $  9
       MLPF&S..................................   18,560    2,172       205

                                                    NEW
                                         MICHIGAN  JERSEY  NEW YORK PENNSYLVANIA
                                         LIMITED  LIMITED  LIMITED    LIMITED
                                         MATURITY MATURITY MATURITY   MATURITY
                                         -------- -------- -------- ------------
     Class A:
       MLFD.............................   $  8     $--      $ --       $ --
       MLPF&S...........................     68      --         5         --
     Class D:
       MLFD.............................   $ 46     $ 2      $ 70       $  5
       MLPF&S...........................    350      48       767        210

  MLPF&S received contingent deferred sales charges relating to transactions in Class B shares of beneficial interest as follows:

                                           CLASS B SHARES
                                           --------------
            Limited Maturity Portfolio....    $ 3,200
            Arizona Limited Maturity......        427
            Massachusetts Limited
             Maturity.....................      3,151
            Michigan Limited Maturity.....        397
            New Jersey Limited Maturity...      4,461
            New York Limited Maturity.....     18,743
            Pennsylvania Limited
             Maturity.....................        878

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the combined Portfolio's transfer agent.

  Accounting services are provided to the combined Portfolio by FAM at cost.

  Certain officers and/or directors of the combined Portfolio are officers and/or directors of FAM, PSI, MLFD, MLFDS, and/or ML & Co.

                                    PART C

                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

  Section 2-418 of the General Corporation Law of the State of Maryland,
Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws and the Registrant's Investment Advisory Agreement with Fund Asset Management, Inc. (now known as Fund Asset Management, L.P.; the "Investment Adviser") provide for indemnification.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be provided to directors, officers and controlling persons of each Fund, pursuant to the foregoing provisions or otherwise, each Fund has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Fund of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless in the opinion of its counsel the matter has been settled by controlling precedent, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

  Reference is made to (i) Section Six of the Purchase Agreement relating to the Registrant's Common Stock, a form of which previously was filed as an exhibit to the Common Stock Registration Statement (as defined below), and
(ii) Section Seven of the Purchase Agreement relating to the Registrant's AMPS, a form of which previously was filed as an exhibit to the AMPS Registration Statement (as defined below), for provisions relating to the indemnification of the underwriter.

ITEM 16. EXHIBITS.

(1)(a)  --Articles of Incorporation (incorporated by reference to Exhibit 1 to Post-Effective Amendment No.
         4
         to Registrant's Registration Statement on Form N-1, filed October 31, 1980 ("Post-Effective
         Amendment No. 4")).
(1)(b)  --Articles of Amendment (incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed October 12, 1988 ("Post-Effective
         Amendment No. 13")).
(1)(c)  --Articles Supplementary to the Articles of Incorporation increasing the authorized capital stock of the
         Insured Portfolio (incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 15 to
         Registrant's Registration Statement on Form N-1A, filed October 29, 1990).
(1)(d)  --Articles Supplementary to the Articles of Incorporation establishing Class B Common Stock of
         Limited Maturity Portfolio (incorporated by reference to Exhibit 1(d) to Post-Effective Amendment
         No. 16 to Registrant's Registration Statement on Form N-1A, filed September 1, 1992).
 (2)    --By-Laws of the Registrant (incorporated by reference to Exhibit 2 to Post-Effective Amendment
         No. 13).
 (3)    --Not applicable.
 (4)    --Form of Agreement and Plan of Reorganization between the Registrant and Merrill Lynch
         Multi-State Limited Maturity Municipal Series Trust(a).
 (5)    --Specimen certificates for Class A shares of Limited Maturity Portfolio Series Common Stock of
         Registrant (incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 4).

   (6)   --Advisory Agreement between the Registrant and Fund Asset Management,
          Inc. (incorporated by
          reference to Exhibit 5 to Post-Effective Amendment No. 4).
  (7)(a) --Form of Amended Class A Shares Distribution Agreement between the
          Registrant and Merrill Lynch
          Funds Distributor, Inc. (including Form of Selected Dealers
          Agreement) (incorporated by reference
          to Exhibit 6 to Post-Effective Amendment No. 20 to the Registrant's
          Registration Statement on Form
          N-1A, filed October 31, 1995 ("Post-Effective Amendment No. 20")).
  (7)(b) --Form of Class B Shares Distribution Agreement between the Registrant and Merrill Lynch Funds
          Distributor, Inc. (including Form of Selected Dealers Agreement)
          (incorporated by reference to
          Exhibit 6 to Post-Effective Amendment No. 20).
  (7)(c) --Form of Class C Shares Distribution Agreement between Registrant and
          Merrill Lynch Funds
          Distributor, Inc. (incorporated by reference to Exhibit 6 to Post-
          Effective Amendment No. 20).
  (7)(d) --Form of Class D Shares Distribution Agreement between Registrant and
          Merrill Lynch Funds
          Distributor, Inc. (incorporated by reference to Exhibit 6 to Post-
          Effective Amendment No. 20).
   (8)   --None.
   (9)   --Custodian Agreement between the Registrant and The Bank of New York
          (incorporated by reference
          to Exhibit 8 to Post-Effective amendment No. 13).
 (10)(a) --Amended and Restated Class B Shares Distribution Plan of Registrant
          (including Class B Shares
          Distribution Plan Sub-Agreement of the Registrant) (incorporated by reference to Exhibit 15 to Post-
          Effective Amendment No. 20).
 (10)(b) --Form of Class C Shares Distribution Plan of Registrant (including
          Class C Shares Distribution Plan
          Sub-Agreement) (incorporated by reference to Exhibit 15 to Post-
          Effective Amendment No. 20).
 (10)(c) --Form of Class D Shares Distribution Plan of Registrant (including
          Class D Shares Distribution Plan
          Sub-Agreement) (incorporated by reference to Exhibit 15 to Post-
          Effective Amendment No. 20).
  (11)   --Opinion and Consent of Rogers & Wells, counsel for the Registrant.
  (12)   --Private Letter Ruling from the Internal Revenue Service(b).
  (13)   --Not applicable.
 (14)(a) --Consent of Deloitte & Touche llp, independent auditors for the Registrant, as to Merrill Lynch Municipal Bond Fund, Inc.
 (14)(b) --Consent of Deloitte & Touche llp, independent auditors for the Registrant, as to Merrill Lynch Multi-State Limited Maturity
          Municipal Series Trust.
  (15)   --Not applicable.
  (16) --Power of Attorney (Included on the signature page of the Registration Statement).
 (17)(a) --Declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 of the Registrant
          (incorporated by reference to Registrant's Requisition Statement on Form N-1, filed September 16,
          1977).
 (17)(b) --Prospectus dated October 7, 1997, and Statement of Additional
          Information dated October 7,
          1997, of the Registrant.
 (17)(c) --Prospectus dated November 27, 1996, and Statement of Additional
          Information dated November 27, 1996, of Merrill Lynch Multi-State
          Limited Maturity Municipal Series Trust.
 (17)(d) --Annual Report to Stockholders of Merrill Lynch Multi-State Limited
          Maturity Municipal Series
          Trust for the fiscal year ended July 31, 1997.
 (17)(e) --Annual Report to Stockholders of Merrill Lynch Municipal Bond Fund,
          Inc. for the fiscal year ended
          June 30, 1997.

--------

(a)Included in Exhibit I to the Proxy Statement and Prospectus contained in this Registration Statement.

(b)To be filed by amendment.

ITEM 17. Undertakings.

  (a) The Registrant undertakes to suspend offering of the shares of Common Stock covered hereby until it amends its Prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share of Common Stock declines more than 10 percent from its net asset value per share of Common Stock as of the effective date of this Registration Statement, or (2) its net asset value per share of Common Stock increases to an amount greater than its net proceeds as stated in the Prospectus contained herein.

  (b) The Registrant undertakes that:

    (1) For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be a part of the registration statement as of the time it was declared effective.

    (2) For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

    (3) Registrant undertakes to file, by post-effective amendment, a copy of the Internal Revenue Service private letter ruling applied for, within a reasonable time after receipt of such ruling.

                                  SIGNATURES

  AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS AMENDMENT TO THE REGISTRATION STATEMENT HAS BEEN SIGNED ON BEHALF OF THE REGISTRANT, IN THE TOWNSHIP OF PLAINSBORO AND STATE OF NEW JERSEY, ON THE 24TH DAY OF NOVEMBER, 1997.

                                           MERRILL LYNCH MUNICIPAL BOND FUND,
                                                          INC.
                                           (Registrant)

                                            /s/ Terry K. Glenn
                                            ___________________________________
                                            (TERRY K. GLENN, EXECUTIVE VICE
                                             PRESIDENT)

  AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS AMENDMENT TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

             SIGNATURES                        TITLE                 DATE

                                       President (Principal
         Arthur Zeikel*                 Executive Officer)
-------------------------------------   and Director
           (ARTHUR ZEIKEL)

                                       Treasurer (Principal
       Gerald M. Richard*               Financial and
-------------------------------------   Accounting Officer)
         (GERALD M. RICHARD)

                                       Director
       Ronald W. Forbes*
-------------------------------------
         (RONALD W. FORBES)

                                       Director
      Cynthia Montgomery*
-------------------------------------
       (CYNTHIA A. MONTGOMERY)

                                       Director
       Charles C. Reilly*
-------------------------------------
         (CHARLES C. REILLY)

                                       Director
         Kevin A. Ryan*
-------------------------------------
           (KEVIN A. RYAN)

                                       Director
        Richard R. West*
-------------------------------------
          (RICHARD R. WEST)

       /s/ Terry K. Glenn                                        November 24,
                                                                  1997
By: ____________________________
 (TERRY K. GLENN, ATTORNEY-IN-FACT)